Exception Grades
Run Date - 2/3/2017 1:01:35 PM

AMC Loan ID	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
200821456	Compliance	Loan Package Documentation	Closing / Title	(Doc Error) Security Instrument Error: No evidence exists in the file that the documents are recorded or sent for recording (Outside 12 months of closing)				Reviewer Comment (2016-10-03): Received recorded DOT	10/03/2016			1	04/XX/2015	CA	Investment	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	N/A	N/A	No
200821457	Compliance	Loan Package Documentation	Closing / Title	(Doc Error) Security Instrument Error: The loan contains evidence that either "Closing instructions indicating documents to be recorded" or "Statement from closing agent that the documents were sent" were sent for recording (Outside 12 months of closing)				Reviewer Comment (2016-10-03): Received recorded DOT	10/03/2016			1	05/XX/2015	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
200821457	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.			Reviewer Comment (2016-10-03): Seller provided disclosure dated 1/23/15, exception cleared.	10/03/2016			1	05/XX/2015	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
200821457	Credit	Credit	Credit Documentation	Aged document: Credit Report is older than guidelines permit	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX	Credit report is dated 1/22/15, loan closed 5/XX/15. Per guidelines, all credit docs must be less than 90 days old.		Reviewer Comment (2016-09-13): Exception cleared. During our initial review, the Credit Report was dated 1/22/2015 and aged more than 90 days from the note date of 5/XX/2015. A more recent credit report was provided for review dated 4/23/2015, which is within the 90 days permitted by guidelines. Seller Comment (2016-09-13): An updated report was pulled on 4/23/15 and is attached.	09/13/2016			1	05/XX/2015	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
200821458	Compliance	Compliance	Federal Compliance	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.							2	05/XX/2015	CA	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
200821459	Compliance	Loan Package Documentation	Application / Processing	(Doc Error) Security Instrument Error: No evidence exists in the file that the documents are recorded or sent for recording (Within 12 months of closing)				Reviewer Comment (2016-10-03): Received recorded DOT	10/03/2016			1	09/XX/2015	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	A	N/A	N/A	No
200821459	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/17/2015)							2	09/XX/2015	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	A	N/A	N/A	No
200821459	Credit	Assets	Asset Documentation	Aged document: Asset Account is older than guidelines permit	Financial Institution: XXX / End Date: 03/31/2015 // Account Type: Individual Retirement Account (IRA) / Account Number:XXX	XXX Account Number XXX most recent statement in file is dated 3/31/15. Subject transaction closed on 9/XX/15. Per guidelines, all credit docs must not be aged more than 90 days.		Reviewer Comment (2016-09-13): Exception cleared. During our initial review, the account statement from XXX account number XXX was dated 3/31/2015 and aged more than 90 days from the note date of 9/XX/2015. An updated account statement was provided for review dated 6/30/2015, which is within the 90 days permitted by guidelines. Seller Comment (2016-09-13): Attached is a copy of the 6/30/15 statement.	09/13/2016			1	09/XX/2015	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	A	N/A	N/A	No
200821459	Property	Property - Appraisal	General Appraisal Requirements	Valuation Error: Desk review value not provided.		Per Guidelines: Each loan must include a third-party valuation review product. Loan file does not contain third-party Review. Desk Review in file is dated more than 120 days from Closing.
Reviewer Comment (2016-10-11): Seller provided the appraisal dated 4/2/15 which was missing from the valuation chain. The valuations obtained are as follows: Appraisal 4/2/15 $1,115,000; CDA 4/2/15 $1,115,000; Appraisal 7/14/15 $1,160,000; CDA 10/5/16 $1,160,000. Guidelines require that 1) appraisals must be dated within 90 days of closing; and 2) a secondary valuation tool must be obtained. Both these were met. Appraisal dated 7/14/15 is within 90 days of closing which was 9/XX/15 and a secondary valuation tool was obtained prior to closing via the 4/2/15 CDA. Exception cleared.

Reviewer Comment (2016-10-06): Seller provided a current day CDA dated 10/5/16 with a value of $1,160,000. It is noted that the value is consistent with the original appraised value of $1,160,000, however it also is outside the 90 day window as required by guidelines. It is also noted that the original appraisal in file is dated 7/17/15 and there is a CDA dated 5/13/15. Due to that date chronology, there may be additional valuation tools which were obtained at origination which have not been provided for review.

Reviewer Comment (2016-09-13): Unable to clear exception. The Guidelines actually require that Appraisal Requirements be dated within 90 days of the Note date, not 120 days as previously stated. The Note date is 9/XX/2015 and the CDA provided for review has a report date of 5/13/2015 which is outside of the 90 days requirement.

Seller Comment (2016-09-13): See attached CDA.
									10/11/2016			1	09/XX/2015	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	A	N/A	N/A	No
200821461	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/07/31/2015)							2	09/XX/2015	CA	Investment	Refinance - Rate/Term		D	B	A	A	D	B	A	A	N/A	N/A	No
200821461	Compliance	Loan Package Documentation	Closing / Title	Missing Final HUD-1	Missing Final HUD-1. Estimated HUD1 used for any applicable Federal, State or Local compliance testing.			Reviewer Comment (2016-09-28): Stamped CTC HUD provided, exception cleared.	09/28/2016			1	09/XX/2015	CA	Investment	Refinance - Rate/Term		D	B	A	A	D	B	A	A	N/A	N/A	No
200821462	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 10/XX/2015 Inspection Date: 07/XX/2015	Appraisal is dated 7/10/15, loan closed 8/XX/15, FEMA disaster declared 10/XX/15. Per client guidelines: For loans secured by properties appraised before the presidential/state disaster declaration, an interior and exterior inspection of the Mortgaged Property is required.		Reviewer Comment (2016-10-17): Seller provided a post disaster inspection report dated 10/12/16 which shows no damage. Exception cleared.	10/17/2016			1	08/XX/2015	TX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
200821462	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/24/2015)							2	08/XX/2015	TX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
200821463	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/16/2015)							2	07/XX/2015	NJ	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
200821463	Credit	Loan Package Documentation	Closing / Title	Title: Evidence of title is missing		Loan file does not contain Prelim or Final Title.		Reviewer Comment (2016-10-05): Seller provided final title, exception cleared. Reviewer Comment (2016-09-13): Exception remains open. See comment from Client. Seller Comment (2016-09-13): Agree, this was made a post closing condition. " 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorney’s Opinion of Title)"	10/05/2016			1	07/XX/2015	NJ	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
200821464	Credit	Loan Package Documentation	Application / Processing	Missing Document: Flood Certificate not provided				Reviewer Comment (2016-09-13): Exception cleared. Flood Cert for subject property was provided for review. No further exceptions in regards to this document. Seller Comment (2016-09-13): Attached is the flood cert.	09/13/2016			1	08/XX/2015	AZ	Investment	Purchase		D	A	C	A	D	A	A	A	N/A	N/A	No
200821464	Compliance	Loan Package Documentation	Closing / Title	Missing Final HUD-1	Missing Final HUD-1. Estimated HUD1 used for any applicable Federal, State or Local compliance testing.			Reviewer Comment (2016-10-07): Seller provided final stamped HUD, exception cleared.	10/07/2016			1	08/XX/2015	AZ	Investment	Purchase		D	A	C	A	D	A	A	A	N/A	N/A	No
200821467	Credit	Credit	Misc	Credit Exception:		Copies of signed leases not provided for rental properties located at XXX, XXX, XXX, XXX, and XXX. Leases must be provided when rental income is used for qualifying.		Reviewer Comment (2016-09-13): Exception cleared. Guidelines required that rental income can be derived from either 75% of actual rents, with copies of signed leases or with net income from 1040 Tax Returns Schedule E. All of these properties were listed on Schedule E's of borrower's 2012 and 2013 1040 Tax Returns. No Rental Leases were required. Seller Comment (2016-09-13): Agree. The rental income is documented with the '12 and '13 Schedule E's and IRS transcripts	09/13/2016			1	09/XX/2015	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
200821467	Credit	Credit	Misc	Credit Exception:		Missing hazard insurance verification for rental properties located at XXX, XXX, and XXX in order to accurately calculate PITI values to ensure proper ratios being utilized. Values used from final 1003 for DTI purposes in lieu of this documentation.
Reviewer Comment (2016-10-03): Re-reviewed with seller's commentary taken into consideration and agree, exception cleared.

Seller Comment (2016-10-03): Regarding the property at XXX - we use 75% of the current lease for income and included in the borrower's DTI the tax ($616/mo-property profile) and hazard ins ($83/month -provided by the borrower). In regards to the missing hazard policy for this property, we feel this was not needed since the property is owned free and clear, the borrower has experience owning and managing rental properties, worst case, the payment could be up to $1000/month and the DTI would be less than 35%.  This is not a material defect to our guidelines.

Reviewer Comment (2016-09-13): We can clear the missing hazard insurance exception for the property at XXX as this information was provided on Schedule E of the borrower's 1040 tax Returns.  Hazard insurance verification for XXX is still required as this property was not on Schedule E.

Seller Comment (2016-09-13): Agree. These expenses were calculated using the '12 and '13 Schedule E's.
									10/03/2016			1	09/XX/2015	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
200821467	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/25/2015)							2	09/XX/2015	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
200821467	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:Primary/08/25/2015)							2	09/XX/2015	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
200821468	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Guideline Issue: Subject loan is a non-arms length transaction outside of credit guidelines		Guidelines state Non-Arms' length transactions are not eligible for purchase except for Gift of Equity or Inherited Properties. Borrower is employed as a XXX by XXX. There is an Email in file from the client reflecting approval for this non-arms length transaction based on the fact that the borrower's main profession is a XXX and no income from the XXX is used in qualifying. In addition, the loan is full doc and the borrower's credit profile meets program requirements.	Borrower has job stability for 20.63 years as a Police Officer in the current job with 20.63 years in the law enforcement industry.	Reviewer Comment (2016-09-06): Guideline exception granted at origination			09/06/2016	2	10/XX/2015	CA	Investment	Refinance - Cash-out - Home Improvement		C	BW	C	BW	A	A	A	A	N/A	N/A	No
200821468	Credit	Credit	Misc	Credit Exception:		Please provide documentation/explanations to support whether the additional properties owned required monthly HOA dues to be paid. Loan file contains statements for 3 of the properties, but no other statements or explanations as to whether dues were required.		Reviewer Comment (2016-09-13): Exception cleared. All properties were listed on Schedule E of borrower's 1040 Tax Returns. HOA information was obtained from using 2013 and 2014 Schedule E statement pages. Those without HOA fees listed do not require documentation. Seller Comment (2016-09-13): This information was obtained using the '13 & '14 Sch E's and Statement pages.	09/13/2016			1	10/XX/2015	CA	Investment	Refinance - Cash-out - Home Improvement		C	BW	C	BW	A	A	A	A	N/A	N/A	No
200821468	Credit	Credit	Misc	Credit Exception:		Loan file is missing documentation to support the monthly tax/insurance payments due on the following properties: XXX and XXX. The first lien mortgage statements for these properties reflect an escrow payment, however, UTD if the escrow payment is sufficient for both taxes and insurance. Also, file is missing documentation to support the monthly tax payment required on property owned at XXX.
Reviewer Comment (2016-10-03): Seller provided documents as described, exception cleared.

Seller Comment (2016-10-03): See attached mortgage billing statement showing taxes and insurance are impounded.

Reviewer Comment (2016-09-13): We can clear the exception for documentation to support taxes and insurance for XXX and XXX as these properties were listed on Schedule E of the borrower's 1040 Tax Returns and Annual Taxes were reflected.  Taxes and Insurance payments are still required for the borrower’s primary residence at XXX.

Seller Comment (2016-09-13): This information was obtained using the '13 & '14 Sch E's and Statement pages.
									10/03/2016			1	10/XX/2015	CA	Investment	Refinance - Cash-out - Home Improvement		C	BW	C	BW	A	A	A	A	N/A	N/A	No
200821468	Credit	Credit	Credit Documentation	Aged document: Primary Valuation is older than guidelines permit	Valuation Type: Appraisal / Valuation Report Date: 06/19/2015 Appraisal	Appraisal report is dated 6/19/15, loan closed 10/XX/15. Per guidelines all credit docs must be less than 90 days old.	Borrower has job stability for 20.63 years as a Police Officer in the current job with 20.63 years in the law enforcement industry. 68 months reserves
Reviewer Comment (2016-10-11): Per seller's response and documentation provided, a guideline exception was made at origination for the age of the appraisal. Comp factors were noted as 95 mos reserves and 20 years on job.

Seller Comment (2016-10-11): Galton made an exception on the age of appraisal report. Please see below screen shot and attached for comp factors

Reviewer Comment (2016-10-06): Seller provided a copy of the applicable page from new guidelines which became effective on 6/28/16 and indicate that appraisals must be dated within 120 days of closing as opposed to 90 days as required per the prior guidelines. However the appraisal is still dated outside the guideline requirement which was in place at origination. Per those guidelines: Appraisals must be dated within 90 days of the Note date. Exception remains as a violation of the published guidelines applicable to this loan file.

Seller Comment (2016-10-06): Please see attached communication with Galton regarding the exception for the appraisal to be up to 120 days old. In addition, Galton has already made changes to their Seller Guide as of June 2016 that reflects the internal policy now becoming external.

Reviewer Comment (2016-10-03): Agree that the condition regarding the appraisal expiration date was cleared per the seller's ILS document on 11/19/15. However the appraisal is still dated outside the guideline requirement. Per guidelines: Appraisals must be dated within 90 days of the Note date. Exception remains as a violation of the published guidelines.

Seller Comment (2016-10-03): This was condition was cleared on 11/19.  We have an internal policy that allows an appraisal to be up to 120 days old as of the Note Date (FNMA's guideline). Our ILS report shows this was cleared on 11/19.  Also, the file contains a CDA that supports the original value.  Both the original appraisal and the CDA indicate that values are increasing and located in a strong market. Please see attached ILS report showing condition #XXX cleared.

Reviewer Comment (2016-09-13): Guidelines do not specify that as long as values are increasing, we can waive the 90 day timing requirement. Please provide documentation or LOE/Confirmation that the timing requirement is waived.

Seller Comment (2016-09-13): Agree, appraisal was 104 days old on Note date. This was deemed acceptable since both the appraisal and CDA showed the market values were increasing.
											10/11/2016	2	10/XX/2015	CA	Investment	Refinance - Cash-out - Home Improvement		C	BW	C	BW	A	A	A	A	N/A	N/A	No
200821471	Credit	Property - Appraisal	Appraisal Documentation	Missing Document: Appraisal was made "subject to" and Form 442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: 08/27/2015	Completion report is missing.
Reviewer Comment (2016-11-08): Seller provided completion cert meeting all requirements, exception cleared.

Reviewer Comment (2016-10-03): Per guidelines (pg 133/210) all properties where value is defined as "subject to repairs, alterations or conditions" require a 442 along with photos. Exception remains as a violation of published guidelines.

Seller Comment (2016-10-03): Yes, this was missed. However we do not feel this is a material issue to the loan. The original appraised value of $2.675m with the gas stove being the only issue does not represent a material risk based on the CDA supported value and >10 yr ownership.

Reviewer Comment (2016-09-13): Although the "subject to condition" requirements may be deemed insignificant to the overall value, per guidelines (pg 133/210) all properties where value is defined as "subject to repairs, alterations or conditions" require a 442 along with photos.  Per the appraisal, the value was marked subject to "Proof of a permit for the gas stove in the wet bar area of unit XXX or removal of the stove and capping of the gas line."

Seller Comment (2016-09-13): The 'subject to' condition "for proof of a permit for the gas stove in the wet bar area" was deemed insignificant to the overall value and no further action or inspection was required.
									11/08/2016			1	10/XX/2015	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
200821473	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/09/17/2015)	Appraisal effective date is 7/20/2015. Appraisal report date is 9/17/2015. Acknowledgement of receipt of Appraisal Report is dated 7/22/2015, with borrower signature date of 9/8/15; this is after the effective date, but prior to the actual report date.						2	10/XX/2015	CA	Investment	Refinance - Rate/Term		C	BW	C	BW	B	B	A	A	N/A	N/A	No
200821473	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Guideline Issue: Subject loan is a non-arms length transaction outside of credit guidelines		Guidelines state Non-Arms' length transactions are not eligible for purchase except for Gift of Equity or Inherited Properties. Borrower is employed as a XXX by XXX. There is an Email in file from the client reflecting approval for this non-arms length transaction based on the fact that the borrower's main profession is XXXand no income from the XXX is used in qualifying. In addition, the loan is full doc and the borrower's credit profile meets program requirements.	Borrower has job stability for 20.63 years as a Police Officer in the current job with 20.63 years in the law enforcement industry.	Reviewer Comment (2016-09-06): Guideline exception granted at origination.			09/06/2016	2	10/XX/2015	CA	Investment	Refinance - Rate/Term		C	BW	C	BW	B	B	A	A	N/A	N/A	No
200821474	Property	Property - Appraisal	General Appraisal Requirements	Valuation Exception:		Appraisal report is missing the following forms required for single-family investment properties when rental income was used for qualifying: Single-family comparable rent schedule (Fannie Mae Form 1007) and Operating Income Statement (Fannie Mae Form 216).
Reviewer Comment (2016-10-07): Seller response indicates either 1040s with schedule E or forms 1007/216 are required.  They provided an excerpt of the guideline as a stip to support.  Exception is cleared.

Seller Comment (2016-10-07): According to Galton’s Seller Guide, the seller has the option to provide Schedule E instead of the Form 216 to support rental income. The Rent Survey 1007 and Operation Income Form 216 is not required for this loan as 1040s with Schedule E was used.

Reviewer Comment (2016-09-13): Guidelines required both the Comparable Rent Schedule 1007 form and Operating Income Statement 216 form if the income is necessary for qualifying. Negative rental income for subject property was used in qualifications and included in borrower's DTI based off of Schedule E calculations for previous two years.

Seller Comment (2016-09-13): These documents were deemed unnecessary based on the overall strength of the applicants, their equity positions, income documentation and other compensating factors.
									10/07/2016			1	10/XX/2015	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	N/A	N/A	No
200821474	Credit	Credit	Misc	Credit Exception:		Missing copy of signed lease agreement for subject property located at XXX. Lease must be provided when rental income is being used for qualifying.		Reviewer Comment (2016-10-07): Seller provided excerpt from guidelines showing either 1040s with Schedule E or forms 1007/216 were required. Reviewer Comment (2016-09-13): Exception cleared. Guidelines required that rental income can be derived from either 75% of actual rents, with copies of signed leases or with net income from 1040 Tax Returns Schedule E. This property was listed on Schedule E's of borrower's 1040 Tax Returns. Seller Comment (2016-09-13): Rental income was derived using the '13 and '14 Sch E's and a copy of the lease was deemed unnecessary.	09/13/2016			1	10/XX/2015	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	N/A	N/A	No
200821474	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/05/2015)							2	10/XX/2015	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	N/A	N/A	No
200821475	Credit	Assets	Asset Calculation / Analysis	Guideline Requirement: Available for Closing discrepancy.	Calculated Available for Closing of $279,893.90 is less than Guideline Available for Closing of $375,882.00.	Guidelines require 9 months for subject property plus 6 months for each additional property based on PITI of subject. $9638 x 9 = $86742 + 9638 x 6 =$57,828 x 5 properties = $375,882. Or a maximum of 36 months. Borrower has 25.15 months.
Reviewer Comment (2016-10-10): Per seller response, loan was underwritten as credit grade A rather than A+. This is relevant because the reserve requirements for A are less than those of A+. Credit grade A reserve requirements are as follows: 6 mos PITIA for subject plus 2 additional months subject PITIA for each additional financed property. Borrower owns 4 financed properties aside from the subject. Reserve requirement is 14 months which has been met. Exception cleared.

Seller Comment (2016-10-10): Upon further review, this is a data error and the loan is an A grade. System shows “A grade “. This is an internal shot of EdgeMAC’s system. The loan meets Galton guides.

Reviewer Comment (2016-09-13): With the exception of the property held by a business, reserves are still short. With the new calculation of four rentals (4 x6 = 24 months; Subject: 9 months; Total: 33 mo's x$9,638 =$318,054) $318,054 of reserves would then be required and statements in the loan file only verified 25.15 months $242,406.71. Additional reserves are required as Guidelines do not address that this can be waived through other compensating factors.

Seller Comment (2016-09-13): AMC's calculation of the rental payments includes a property held by a business which does not get counted in reserve requirements. Actual calculations are: Four rentals: 4 x6 = 24 months; Subject: 9 months; Total: 33 mo's x$9,638 =$318,054. Applicant’s 25 mo's of reserves was offset by 15% below max allowed LTV, $50k mo income not considered in qualifying, increasing income from stable sources and strong credit profile.
									10/10/2016			1	12/XX/2015	CA	Investment	Refinance - Rate/Term		D	A	C	A	D	A	A	A	N/A	N/A	No
200821475	Compliance	Loan Package Documentation	Closing / Title	Missing Final HUD-1	Missing Final HUD-1. Estimated HUD1 used for any applicable Federal, State or Local compliance testing.	Hud1 reflects $1053.43 Penalty Hold on line 1302.		Reviewer Comment (2016-10-04): Seller provided final HUD, exception cleared.	10/04/2016			1	12/XX/2015	CA	Investment	Refinance - Rate/Term		D	A	C	A	D	A	A	A	N/A	N/A	No
200821476	Credit	Credit	Misc	Credit Exception:		Missing HOA verification for property located at XXX in order to accurately calculate PITIA values to ensure proper ratios being utilized. Value used from final 1003 for DTI purposes in lieu of this documentation.		Reviewer Comment (2016-09-13): Exception cleared. Property was listed on Schedule E of borrower's 1040 Tax Returns and HOA payment verification was reflected on Schedule E Statements. Seller Comment (2016-09-13): The property in question is reflected as a rental for 240 days in 2014 per the tax returns as are the Assoc dues. The amount on the 1040s validate those on the application so no additional information was requested. NOTE: DTI of 35% is well below the 50% max allowed under this program.	09/13/2016			1	09/XX/2015	AZ	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
200821477	Compliance	Compliance	Federal Compliance	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Reviewer Comment (2016-09-13): Exception cleared. Early ARM Disclosure Statement in file is executed by borrower confirming receipt of Consumer Handbook. Seller Comment (2016-09-13): File contains the Seller's 'Early ARM Disclosure Statement' -from which the clip below is taken- showing both disclosures were provided.	09/13/2016			1	11/XX/2015	CA	Investment	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	N/A	N/A	No
200821480	Credit	Insurance	Insurance Documentation	Flood Insurance Error: Insurance premium was not provided.		Flood insurance premium on flood policy is not legible. Premium amount taken from final HUD-1 for DTI purposes.		Reviewer Comment (2016-09-13): Exception cleared. Legible Flood Insurance Binder was provided for review and verified annual Premium of $547. Seller Comment (2016-09-13): Legible flood insurance binder attached.	09/13/2016			1	10/XX/2015	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
200821481	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/10/2015)							2	11/XX/2015	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
200821482	Credit	Credit	Misc	Credit Exception:		Loan file contains documentation to show that properties located at XXX and XXX were refinanced at same time as subject. Loan file is missing documentation to support the payoff/closure of the 2 mortgage loans with XXX associated with the properties, which are shown as open accounts on the credit report in file dated 10/19/2015. The subsequent credit reports provided do not evidence the loans were paid off.		Reviewer Comment (2016-09-13): Exception cleared. Credit Supplement dated 11/25/2015 reflects both accounts were closed with zero balances. Seller Comment (2016-09-13): Credit supplement attached shows the verification that both mortgages are paid.	09/13/2016			1	11/XX/2015	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
200821484	Credit	Loan Package Documentation	Application / Processing	Missing Document: Missing all loan applications.		All Lender's loan applications are missing from the file.		Reviewer Comment (2016-09-13): Exception cleared. Guidelines require the loan file contain a complete fully executed loan application (1003). Both the initial and final loan applications must be provided. There are no requirements for the loan application to contain the Lender's name. Seller Comment (2016-09-13): The file contains two applications from the originator that are signed by the applicants on 11/XX/15 and 12/XX/15. There is no requirement for an application reflecting the Lender's name	09/13/2016			1	12/XX/2015	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
200821484	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Appraisal disclosure is dated 11/XX/2015 and is not within 3 business days of loan application date of 11/XX/2015 for the purpose of this review.						2	12/XX/2015	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
200821485	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.							2	01/XX/2016	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
200821488	Credit	Loan Package Documentation	Application / Processing	Missing Document: Missing all loan applications.		All Lender loan applications are missing.		Reviewer Comment (2016-09-13): Exception cleared. Guidelines require the loan file contain a complete fully executed loan application (1003). Both the initial and final loan applications must be provided. There are no requirements for the loan application to contain the Lender's name. Seller Comment (2016-09-13): The file contains the originator's application signed by the applicant on 8/XX/15. There is no requirement for an application reflecting the Lender's name.	09/13/2016			1	01/XX/2016	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
200821489	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/10/2015)							2	12/XX/2015	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	A	B	B	A	A	N/A	N/A	No
200821489	Credit	Credit	Misc	Credit Exception:		Missing clear LDP/GSA for all parties as required per Lender’s guidelines.		Reviewer Comment (2016-09-13): Exception cleared. Guidelines required clear LDP/GSA search for all parties involved in the transaction. The Data Verify report provided for review verified these searches were completed and no participant matches were identified. Seller Comment (2016-09-13): Below is a clip from the Data Verify report showing both the LDP and GSA were checked and came back clear.	09/13/2016			1	12/XX/2015	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	A	B	B	A	A	N/A	N/A	No
200821491	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/03/2015)							2	12/XX/2015	AZ	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
200821491	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.							2	12/XX/2015	AZ	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
200821491	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	12/XX/2015	AZ	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
200821494	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/12/2016)							2	02/XX/2016	WA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
200821494	Credit	Credit	Misc	Credit Exception:		Missing clear LDP/GSA for all parties as required per Lender’s guidelines.		Reviewer Comment (2016-09-13): Exception cleared. Guidelines required clear LDP/GSA search for all parties involved in the transaction. The Data Verify report provided for review verified these searches were completed and no participant matches were identified. Seller Comment (2016-09-13): Attached is a clip from the Data Verify report showing both the LDP and GSA were checked and came back clear.	09/13/2016			1	02/XX/2016	WA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
200821495	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/12/24/2015)							2	01/XX/2016	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
200821496	Compliance	Compliance	Miscellaneous Compliance	Other Compliance Exception (Manual Add)		Evidence was not apparent in file to confirm if and when the CDA (desk review valuation) was provided to the borrower.		Reviewer Comment (2016-09-13): Exception cleared. There is no requirement for evidence to confirm when the CDA was provided to the borrower. Seller Comment (2016-09-13): There is no requirement for a CDA to be provided to an applicant.	09/13/2016			1	02/XX/2016	CA	Investment	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	N/A	N/A	Yes
200821498	Credit	Loan Package Documentation	Application / Processing	Missing Document: Other not provided		According to the Divorce Decree, the Borrower had a residence in XXX that was to be sold. There is no evidence in the images that this property was sold or if still retained. Additional expenses may be as a result of this.		Reviewer Comment (2016-09-13): Exception cleared. The Divorce Decree reflects that the property was pending sale back in 2013. Borrower's Tax Returns verify ownership in 2013, but not in 2014. Loan closed in 2016 and there is no evidence borrower still owns the residence in XXX. Seller Comment (2016-09-13): The divorce decree, dated 9/XX/13, states the property is "pending sale." The property in question is reflected on the '13 Sch E, but not on the '14 Sch E. Therefore, it is clear the property has been sold.	09/13/2016			1	01/XX/2016	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
200821498	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.38934% exceeds Guideline total debt ratio of 50.00000%.	Lender used total income of $12,745.00 vs recalculated income of $12,454.28. It appears lender net rent income calculation for the other investment property owned was derived using a gross monthly rental income amount (used at 100%) taken from a 12 month average of the total rents shown on 2014 1040 Schedule E. Guidelines require a lease agreement to determine actual rents if a Schedule E calculation is not used. Loan file does not include a lease agreement. Use of Schedule E to calculate total net rents results in a lower net income, and higher total DTI.
Reviewer Comment (2016-09-13): Exception cleared. AMC has reevaluated the income calculation for XXX.  The calculation used is: Gross Rents+Expenses+Depreciation+Taxes+Interest+Insurance+HOA Fees / 12 Months and - Monthly PITIA.  As a result, even when using a 2 year average, DTI is still within guidelines and has no cause for an exception.

Seller Comment (2016-09-13): Edgemac's income calculation for the rental is in compliance with both Galton and FNMA guidance (net income +depreciation +interest +taxes +insurance +amortization -PITIA). A 12 month average of the '14 return was used because the property was rented for only 180 days in '13 and reflects a higher monthly income. The positive rents from this property were added to income. Edgmac stand by it's reported DTI.
									09/13/2016			1	01/XX/2016	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
200821499	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/02/2016)							2	02/XX/2016	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
200821499	Credit	Credit	Misc	Credit Exception:		XXX statements for account #XXX are cut off. All statements must be legible and complete.		Reviewer Comment (2016-09-13): Exception cleared. Legible and complete Bank Statements for XXX Account #XXX were provided for review. Seller Comment (2016-09-13): Attached are the complete statements.	09/13/2016			1	02/XX/2016	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
200821510	Compliance	Loan Package Documentation	Application / Processing	(Doc Error) Security Instrument Error: No evidence exists in the file that the documents are recorded or sent for recording (Within 12 months of closing)				Reviewer Comment (2016-10-03): Received recorded DOT	10/03/2016			1	03/XX/2016	CA	Investment	Refinance - Rate/Term		C	A	A	A	C	A	A	A	N/A	N/A	No
200821512	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX Balance Sheet	Missing balance sheet for XXX as required by Galton sellers guide.		Reviewer Comment (2016-10-03): Agree, exception cleared. Seller Comment (2016-10-03): Balance sheets are not required by Galton guidelines. Reviewer Comment (2016-09-13): Exception remains open. Seller Comment (2016-09-13): Agreed	10/03/2016			1	03/XX/2016	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
200821513	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/02/2016)							2	03/XX/2016	CA	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
200821513	Credit	Credit	Misc	Credit Exception:		Missing pages for XXX statement dated 2/29/16 for account #XXX.		Reviewer Comment (2016-10-03): Reviewed doc provided and agree, exception cleared. Seller Comment (2016-10-03): No additional documentation was required after receipt of the online print-out (see attached) showing the only acitivity over the preceeding 3mo's was interest payments.	10/03/2016			1	03/XX/2016	CA	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
200821513	Credit	Credit	Misc	Credit Exception:		Missing clear LDP/GSA for all parties as required per Lender’s guidelines.		Reviewer Comment (2016-09-13): Exception cleared. Guidelines required clear LDP/GSA search for all parties involved in the transaction. The Data Verify report provided for review verified these searches were completed and no participant matches were identified. Seller Comment (2016-09-13): This information is reflected on page #7 of the Data verify report in file. Below is a clip from that report showing both were checked and clear.	09/13/2016			1	03/XX/2016	CA	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
200821515	Credit	Credit	Credit Documentation	Credit Report Error: Housing history rating was not provided.		Per guidelines: Each loan must include a mortgage/housing history for the Borrow er’s primary residence and any other properties the Borrow er owns. On non-owner occupied transactions, a mortgage/housing history is required on the Mortgaged Property as w ell as the primary residence.
Reviewer Comment (2016-09-15): Re-reviewed imaged file after review of seller's written response. The file contained a LOE which explained that until June 2015, the borrower did not rent out the property at XXX which documents the lack of recent rent checks. Per the Credit Report dated 1/12/2016 the Mortgage was paid as agreed with 0X30 on this property with 99 months reviewed with last active date 12/2015 demonstrating excellent payment history, which documents the payment history in compliance with guideline requirements. Exception cleared.

Seller Comment (2016-09-13): Agree. File lacks recent rent checks and VOR for the preceding 5 months, but does contain an LOE from the applicant. NOTE: applicant's credit report reflects four mortgages from 4/05-3/16 with a high amount of $913k all reporting paid as agreed.
									09/15/2016			1	04/XX/2016	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
200821516	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/11/2016)							2	05/XX/2016	CA	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
200821516	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.							2	05/XX/2016	CA	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
200821518	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX P&L Statement	Guidelines state that for all self-employed borrowers, if more than 120 days has lapsed since filing the latest Schedule C return, a dated year to date profit and loss statement is required. Schedule C income for the borrower was considered in qualifying. Most recent tax returns in file are from 2014. File is missing a P&L statement to cover through 12/31/2015.		Reviewer Comment (2016-09-13): Exception cleared. Income Statement for 2015 was provided for XXX. Seller Comment (2016-09-13): Signed P&L's were/are in file and attached for 2015 and 3/16.	09/13/2016			1	03/XX/2016	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
200821521	Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003								2	03/XX/2016	NV	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
200821524	Credit	Assets	Asset Documentation	Aged document: Asset Account is older than guidelines permit	Financial Institution: XXX / End Date: 02/11/2016 // Account Type: Checking / Account Number: XXX	Chase checking account number ending in 802 bank statements are over 90 days old and are being used for cash to close. Most recent statement in file is dated 2/11/16 and loan closed on 5/19/16. Per lender's guidelines all credit documents must not be aged more than 90 days.		Reviewer Comment (2016-09-15): Re-reviewed imaged file after review of seller's written response. Removed XXX account number ending in XXX as bank statements are over 90 days old. With the removal of these assets, the borrower still has 147.15 months of reserves available which exceeds the guideline minimum of 21 months. Exception cleared. Seller Comment (2016-09-13): Agree, bank statement is out of date. However, removal of this acct's assets leaves 141 months of reserves which far exceeds the minimum required.	09/15/2016			1	05/XX/2016	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
200821525	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/28/2016)							2	04/XX/2016	CA	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
200821525	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	04/XX/2016	CA	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
200821526	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Additional/03/31/2016)							2	04/XX/2016	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
200821526	Credit	Property - Appraisal	Appraisal Documentation	Missing Document: Appraisal was made "subject to" and Form 442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: 03/28/2016	Appraisal was made "Subject to" and completion cert is not in imaged file.
Reviewer Comment (2016-10-03): As-Is appraisal for the subject property provided, exception cleared.

Reviewer Comment (2016-09-14): The address on the AS-IS Appraisal provided for review on 9/12/2016 is XXX.  The subject transaction's property address is XXX.  The borrower does have several rental properties that he appears to be refinancing and XXX is one of them.  The Appraisal for XXX was competed subject-to and per guidelines all properties where the value is defined as "subject to" require the original Satisfactory Completion Certificate (442) along with a photo of the completed property.

Seller Comment (2016-09-14): Copy of 'as is' appraisal was/is in file and attached.
									10/03/2016			1	04/XX/2016	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
200821527	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/11/2016)							2	04/XX/2016	NC	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
200821528	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/03/2016)							2	04/XX/2016	NC	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
200821528	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.							2	04/XX/2016	NC	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
200821528	Credit	Income / Employment	Income Documentation	Income Docs Missing:		Guidelines require leases on all rental properties, borrower owned 15 investments and no leases are provided.		Reviewer Comment (2016-09-14): Exception cleared. Guidelines required that rental income can be derived from either 75% of actual rents, with copies of signed leases or with net income from 1040 Tax Returns Schedule E. All of these properties (with the exception of XXX) were listed on Schedule E's of borrower's 2013 and 2014 1040 Tax Returns. No lease required for XXX as full payment was used for qualifying. Seller Comment (2016-09-14): The condition for the lease agreements was waived on 4/5/16 with the client's approval.	09/14/2016			1	04/XX/2016	NC	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
200821531	Compliance	Loan Package Documentation	Application / Processing	(Doc Error) Security Instrument Error: No evidence exists in the file that the documents are recorded or sent for recording (Within 12 months of closing)				Reviewer Comment (2016-10-03): Received recorded DOT	10/03/2016			1	04/XX/2016	CA	Investment	Refinance - Rate/Term		C	A	A	A	C	A	A	A	N/A	N/A	No
200821532	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/01/2016)							2	04/XX/2016	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
200821533	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/26/2016)							2	04/XX/2016	CA	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
200821534	Compliance	Compliance	Federal Compliance	Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone	Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.	The HOA monthly dues of $1,000 covers the Blanket Flood Insurance Policy per the Condo Certification Questionnaire in file.						2	05/XX/2016	CA	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
200821534	Credit	Credit	Misc	Credit Exception:		Note reflects subject property unit number is 21. However, the insurance declaration page and appraisal in file reflects that the unit number is 214.
Reviewer Comment (2016-10-04): Seller provided updated hazard and appraisal with the unit number corrected. Exception cleared.

Reviewer Comment (2016-09-14): Provide updated Insurance Declaration page reflecting the corrected Unit Number.  For the appraisal, an Appraisal Addendum acknowledging the error with correction would be acceptable. If Client is waiving these exceptions, please provide signed Letter of Explanation for verification.

Seller Comment (2016-09-14): All legal documents of record show the subject is properly identified as #XXX. However, the listing, purchase contract and most of the appraisal shows it as #XXX. The Note and Mortgage are legally enforceable as they reflect the correct address and APN of public record. A search of public records (see below) show there is no Unit #XXX. The 'X' is a typo.
									10/04/2016			1	05/XX/2016	CA	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
200821534	Credit	Loan Package Documentation	Application / Processing	Missing Valuation:		Per guidelines: Each Loan must include a third-party valuation review product. File contains a 1 page document entitled "Review Requests Jumbo Appraisal Checklist" that indicates the appraiasl was sent for 3rd party appraisal review on 3/31/16 with a 2 day turn time. It goes on to say that the valuation results were received on 4/1/16 as value supported. However, the imaged file does not contain a copy of the appraisal review report.		Reviewer Comment (2016-09-14): Exception cleared. CDA was in the loan file. Seller Comment (2016-09-14): Please see the Clear Capital Collateral Valuation Report (79 pages) in file.	09/14/2016			1	05/XX/2016	CA	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
200821536	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/12/2016)							2	05/XX/2016	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
200821539	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/01/2016)	There are 3 valuations in file (2 appraisals and 1 desk review). The file only includes evidence that 1 of the appraisals was provided to the borrower.						2	04/XX/2016	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
200821539	Credit	Credit	Misc	Credit Exception:		Mortgagee Clause on the declaration page (for the subject property) does not reflect the lender name on the note.		Reviewer Comment (2016-09-14): Exception cleared. Insurance Binder with corrected Mortgagee to XXX was provided for review. Seller Comment (2016-09-14): The insurance binder in file and attached shows the correct Mortgagee Clause.	09/14/2016			1	04/XX/2016	CA	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
200821541	Credit	Assets	Asset Documentation	Aged document: Asset Account is older than guidelines permit	Financial Institution: XXX / End Date: 01/02/2016 // Account Type: 401(k)/403(b) Account / Account Number: XXX	Adventist Healthcare 401k statement is dated 1/2/16 and loan closed on 4/28/16. Per guidelines, all credit docs must be dated within 90 days of closing.		Reviewer Comment (2016-09-14): Exception cleared. Updated Statement from AHRP from 01/01/2016 through 03/31/2016 was proved for review reflecting balance of $38,033.85. Seller Comment (2016-09-14): A copy of the 3/31/16 Quarterly statement is in file and attached.	09/14/2016			1	04/XX/2016	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
200821542	Compliance	Loan Package Documentation	Application / Processing	(Doc Error) Security Instrument Error: No evidence exists in the file that the documents are recorded or sent for recording (Within 12 months of closing)				Reviewer Comment (2016-10-17): Seller provided recorded DOT, exception cleared.	10/17/2016			1	05/XX/2016	CA	Investment	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	N/A	N/A	No
200821544	Compliance	Loan Package Documentation	Application / Processing	(Doc Error) Security Instrument Error: No evidence exists in the file that the documents are recorded or sent for recording (Within 12 months of closing)				Reviewer Comment (2016-10-03): Received recorded DOT	10/03/2016			1	06/XX/2016	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	A	A	A	C	A	A	A	N/A	N/A	No
200821545	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/05/2016)	Evidence was not apparent in file to confirm if and when the 2 valuations were provided to the borrowers.						2	05/XX/2016	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	N/A	N/A	No
200821545	Compliance	Compliance	Federal Compliance	ARM Disclosure Timing	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Reviewer Comment (2016-10-03): Seller provided electronic disclosure tracking which verifies the ARM disclosure was provided on 5/3/16 when the loan was changed to an ARM. Exception cleared.

Seller Comment (2016-10-03): Please see attached tracking detail that shows date the ARM Disclosure was provided on 05/03/2016. The loan program was changed from Fixed to ARM – COC and revised LE already provided in the file.

Reviewer Comment (2016-09-15): TPR may accept an alternate form of documentation to support when the delivery of the ARM Loan Program Disclosure was made, such as a cover letter that references the form. However, absent any documentary evidence that the disclosure was provided within three days of application, exception remains as we are unable to determine compliance with the regulatory timing requirements.

Seller Comment (2016-09-14): ARM Disclosures are never dated.  It is assumed to have been sent with initial disclosures.
									10/03/2016			1	05/XX/2016	CA	Investment	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	A	A	C	B	A	A	N/A	N/A	No
200821545	Compliance	Compliance	Federal Compliance	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Reviewer Comment (2016-09-14): Exception cleared. Early ARM Disclosure Statement in file is executed by borrower confirming receipt of Consumer Handbook. Seller Comment (2016-09-14): The clip below is taken from the Seller's 'Early ARM Disclosure Statement' which verifies this CHARM booklet was provided.	09/14/2016			1	05/XX/2016	CA	Investment	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	A	A	C	B	A	A	N/A	N/A	No
200821546	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/04/18/2016)							2	05/XX/2016	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
200821546	Compliance	Compliance	Federal Compliance	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.							2	05/XX/2016	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
200821551	Compliance	Loan Package Documentation	Application / Processing	(Doc Error) Security Instrument Error: No evidence exists in the file that the documents are recorded or sent for recording (Within 12 months of closing)				Reviewer Comment (2016-10-03): Received recorded DOT	10/03/2016			1	05/XX/2016	CA	Investment	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	N/A	N/A	No
200821553	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/13/2016)	Acknowledgement of Receipt of Appraisal is dated the same day as the closing of the loan.						2	06/XX/2016	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
200821553	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	The file did not contain the disclosure.						2	06/XX/2016	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
200821554	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/05/18/2016)	There are two appraisals and a desk review appraisal in file. Documentation in file only confirms that 1 appraisal and 1 desk review were provided to the borrowers.						2	06/XX/2016	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
200821555	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/05/26/2016)	Document in file reflects that the valuation was provided 5/17/16, however the most recent report date was 5/26/16.						2	06/XX/2016	CA	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
200821555	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 52.63739% exceeds Guideline total debt ratio of 50.00000%.	"Other" income was used on the final 1003 for the Borrower ($1187/ month), however a calculation worksheet or other supporting documents was not apparent in file.		Reviewer Comment (2016-09-14): Exception cleared. A LOE was provided for review which verified the additional monthly income of $1,187. Seller Comment (2016-09-14): Below is a copy of the employer's letter (in file) explaining the 'other income' and its continuance.	09/14/2016			1	06/XX/2016	CA	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
200821556	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX Transcripts	Missing Tax Transcripts for Ruby Bhullar.		Reviewer Comment (2016-10-05): Seller provided complete transcripts, exception cleared.	10/05/2016			1	06/XX/2016	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
200821558	Compliance	Compliance	Federal Compliance	CHARM Booklet Disclosure Status	Unable to determine if loan file contains CHARM Booklet due to missing information.	Unable to determine date provided to borrower.
Reviewer Comment (2016-10-03): Seller provided electronic disclosure tracking which demonstrates that the CHARM booklet was provided on 4/26/16. Exception cleared.

Seller Comment (2016-10-03): Please see attached tracking detail from DocMagic when the initial disclosures were provided to the borrower as well as the inventory list contained in the initial disclosures. The bottom of page 2 show the CHARM Booklet as part of the initial disclosures package. Please clear exception.

Reviewer Comment (2016-09-14): The CHARM Booklet was in the file however we are unable to determine the date that this was provided to the borrower. Provide documentation reflecting borrower's receipt of the booklet.

Seller Comment (2016-09-14): This disclosure is/was in the file. Please see clip below and double-check upload.
									10/03/2016			1	06/XX/2016	CA	Investment	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	N/A	N/A	No
200845368	Compliance	Loan Package Documentation	Closing / Title	(Doc Error) Security Instrument Error: No evidence exists in the file that the documents are recorded or sent for recording (Outside 12 months of closing)				Reviewer Comment (2016-10-03): Recorded DOT received Reviewer Comment (2016-09-26): Rating agency requirement Seller Comment (2016-09-26): Post closing documentation is handled by the custodian and is not part of our credit or compliance review.	10/03/2016			1	02/XX/2015	FL	Investment	Purchase		C	B	A	A	C	B	A	A	N/A	N/A	No
200845368	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/31/2014)							2	02/XX/2015	FL	Investment	Purchase		C	B	A	A	C	B	A	A	N/A	N/A	No
200845369	Compliance	Loan Package Documentation	Closing / Title	(Doc Error) Security Instrument Error: No evidence exists in the file that the documents are recorded or sent for recording (Outside 12 months of closing)				Reviewer Comment (2016-10-03): Received recorded DOT Reviewer Comment (2016-09-26): Rating agency requirement Seller Comment (2016-09-26): Post closing documentation is handled by the custodian and is not part of our credit or compliance review.	10/03/2016			1	03/XX/2015	CA	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No
200845369	Compliance	Compliance	Federal Compliance	Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application	Loan Originator Compensation (Dodd-Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.	The loan officer was not approved for the NMLS license until 02/24/2015 and the loan application was originated on 02/17/2015.		Reviewer Comment (2016-09-26): Defect exists as noted. Exception remains. Seller Comment (2016-09-26): We do not perform NMLS verification. This is part of our Rep and Warrant agreement with the seller.				3	03/XX/2015	CA	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No
200845369	Compliance	Compliance	Federal Compliance	TILA NMLSR - Individual Originator License Status Not Approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.	The loan officer was not approved for the NMLS license until 02/24/2015 and the loan application was originated on 02/17/2015.		Reviewer Comment (2016-09-26): Defect exists as noted. Exception remains. Seller Comment (2016-09-26): We do not perform NMLS verification. This is part of our Rep and Warrant agreement with the seller.				3	03/XX/2015	CA	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No
200845369	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	03/XX/2015	CA	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No
200845369	Credit	Credit	Misc	Credit Exception:
The Lender's guidelines, Galton Funding Seller Guide, page 116, required the bank statements to be analyzed for possible business expenses exceeding 30% of the deposits and, if the expenses appears to be greater than 30%, using the alternative 24 month bank statement documentation was not permitted and required the file to be underwritten as full documentation. The 24 month audit analysis revealed the business expenses exceeded 90% of the deposits in each of the 24 month statements collected, however loan file was closed with the alternative 24 month bank statement program in violation of guidelines.
								Reviewer Comment (2016-09-26): Seller response references guidelines dated 1/5/2015, a copy of which was provided for review. Agree, exception cleared. Seller Comment (2016-09-26): The 30% rule was not in effect at the time this file was received (see attached version of 1/2015 guidelines).	09/26/2016			1	03/XX/2015	CA	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No
200845370	Credit	Income / Employment	Income Documentation	Missing Document: 4506-T not provided				Reviewer Comment (2016-09-26): Agree, exception cleared. Seller Comment (2016-09-26): A 4506-T is not needed because transcripts are not required for the bank statement program. See clip below taken from page 117 of the 10/2015 Seller Guide.	09/26/2016			1	04/XX/2015	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
200845370	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.							2	04/XX/2015	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
200845370	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	04/XX/2015	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
200845370	Compliance	Loan Package Documentation	Closing / Title	(Doc Error) Security Instrument Error: The loan contains evidence that either "Closing instructions indicating documents to be recorded" or "Statement from closing agent that the documents were sent" were sent for recording (Outside 12 months of closing)				Reviewer Comment (2016-10-03): Received recorded DOT Reviewer Comment (2016-09-26): Rating Agency requirement Seller Comment (2016-09-26): Post closing documentation is handled by the custodian and is not part of our credit or compliance review.	10/03/2016			1	04/XX/2015	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
200845371	Compliance	Loan Package Documentation	Closing / Title	(Doc Error) Security Instrument Error: The loan contains evidence that either "Closing instructions indicating documents to be recorded" or "Statement from closing agent that the documents were sent" were sent for recording (Outside 12 months of closing)				Reviewer Comment (2016-10-03): Received recorded DOT Reviewer Comment (2016-09-26): Rating Agency requirement Seller Comment (2016-09-26): Post closing documentation is handled by the custodian and is not part of our credit or compliance review.	10/03/2016			1	05/XX/2015	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200845371	Compliance	Compliance	Federal Compliance	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.							2	05/XX/2015	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200845371	Compliance	Compliance	Federal Compliance	RESPA (2010) - Initial Escrow Account Statement Missing	RESPA (2010): Initial escrow account statement was not provided to the borrower.							2	05/XX/2015	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200845371	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	05/XX/2015	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200845371	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.							2	05/XX/2015	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200845373	Compliance	Loan Package Documentation	Closing / Title	(Doc Error) Security Instrument Error: The loan contains evidence that either "Closing instructions indicating documents to be recorded" or "Statement from closing agent that the documents were sent" were sent for recording (Outside 12 months of closing)				Reviewer Comment (2016-10-03): Received recorded DOT Reviewer Comment (2016-09-26): Rating Agency requirement. Seller Comment (2016-09-26): Post closing documentation is handled by the custodian and is not part of our credit or compliance review.	10/03/2016			1	06/XX/2015	UT	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
200845373	Compliance	Compliance	State Compliance	Utah Residential Mortgage Practices Act (Refundable Fee Disclosure Not Provided)	Utah Residential Mortgage Practices Act: Lender charged excessive fee or accepted fee without providing applicant with written statement disclosing whether fee is refundable.							2	06/XX/2015	UT	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
200845374	Compliance	Loan Package Documentation	Closing / Title	(Doc Error) Security Instrument Error: No evidence exists in the file that the documents are recorded or sent for recording (Outside 12 months of closing)				Reviewer Comment (2016-10-03): Received recorded DOT Reviewer Comment (2016-09-26): Rating Agency requirement Seller Comment (2016-09-26): Post closing documentation is handled by the custodian and is not part of our credit or compliance review.	10/03/2016			1	06/XX/2015	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200845374	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Counseling notice at origination page 284 did not disclose 10 counseling agencies.						2	06/XX/2015	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200845375	Compliance	Loan Package Documentation	Closing / Title	(Doc Error) Security Instrument Error: The loan contains evidence that either "Closing instructions indicating documents to be recorded" or "Statement from closing agent that the documents were sent" were sent for recording (Outside 12 months of closing)				Reviewer Comment (2016-10-03): Received recorded DOT Reviewer Comment (2016-09-26): Rating Agency requirement Seller Comment (2016-09-26): Post closing documentation is handled by the custodian and is not part of our credit or compliance review.	10/03/2016			1	06/XX/2015	NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
200845375	Compliance	Compliance	Federal Compliance	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.							2	06/XX/2015	NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
200845375	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.			Reviewer Comment (2016-09-27): Per seller response, they've updated their ATR/QM status to reflect Non QM based upon the defect that was identified. Exception cured. Seller Comment (2016-09-26): File has been corrected to Non-QM, non-HPML		09/27/2016		2	06/XX/2015	NJ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
200845375	Compliance	Compliance	Miscellaneous Compliance	QM ATR Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/XXX/XXX)	Borrower has less than 2 years of employment history with current employer. There is a gap in his history from 5/23/13 - 12/15/13 with no LOE in file. In addition, borrower was enrolled in school prior to 5/23/13 so college transcripts would also be required per Appendix Q.		Reviewer Comment (2016-09-27): Per seller response, they've updated their ATR/QM status to reflect Non QM based upon the defect that was identified. Exception cleared. Seller Comment (2016-09-26): File has been corrected to Non-QM, non-HPML	09/27/2016			1	06/XX/2015	NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
200845376	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/18/2015)							2	07/XX/2015	FL	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200845376	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.			Reviewer Comment (2016-09-27): Per seller response, they've updated their ATR/QM status to reflect Higher Priced QM. Exception cured. Seller Comment (2016-09-26): Our system has been corrected to reflect rebuttable presumption based on failing the QM Safe Harbor threshold.		09/27/2016		2	07/XX/2015	FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200845376	Compliance	Loan Package Documentation	Closing / Title	(Doc Error) Security Instrument Error: No evidence exists in the file that the documents are recorded or sent for recording (Outside 12 months of closing)				Reviewer Comment (2016-10-03): Received recorded DOT Reviewer Comment (2016-09-26): Rating Agency requirement Seller Comment (2016-09-26): Post closing documentation is handled by the custodian and is not part of our credit or compliance review.	10/03/2016			1	07/XX/2015	FL	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200845378	Compliance	Compliance	Federal Compliance	RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate	RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.	HUD1 incorrectly lists the payment as $3172.24 on page 3.						2	08/XX/2015	PA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200845379	Compliance	Compliance	Federal Compliance	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.							2	07/XX/2015	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
200845379	Credit	Credit	Credit Calculation / Analysis	Guideline Issue: Insufficient tradelines per credit guidelines		1 open/active trade line < 3 minimum requirement per guidelines.		Reviewer Comment (2016-09-26): Re-reviewed with seller response considered and agree. Exception cleared. Seller Comment (2016-09-26): Applicant meets the alternate credit requirements. See clip below from page 67 of the guidelines.	09/26/2016			1	07/XX/2015	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
200845383	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.							2	09/XX/2015	AZ	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200845383	Compliance	Compliance	Miscellaneous Compliance	QM ATR Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/XXX/XXX)	Per Appendix Q and seller guidelines, employment gaps that extend beyond 30 days require an explanation letter from the Borrower. The borrower has a gap from 05/09/2015 to 07/01/2015. Could not locate LOE in file addressing the gap in employment.
Reviewer Comment (2016-10-03): Seller provided affirmation that their internal systems have been updated to align with AMC's findings and designation of Non-QM. Exception cleared.

Reviewer Comment (2016-09-26): Per Appendix Q:  Verifying Employment History: The creditor must verify the consumer's employment for the most recent two full years, and the creditor must require the consumer to: Explain any gaps in employment that span one or more months. Exception remains.

Seller Comment (2016-09-26): The VOE's in file show the applicant relocated to start with  this higher paying job on 7/1 after leaving the prior job on 5/9. Although there is no formal explanation letter in file the increased income and relocation is self evident
									10/03/2016			1	09/XX/2015	AZ	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200845383	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	This is due to missing the LOE for borrower's employment gap that extended over 30 days.
Reviewer Comment (2016-10-17): Per seller response, they've updated their ATR/QM status to reflect Non QM based upon the defect that was identified. Exception cured.

Reviewer Comment (2016-09-26): Per Appendix Q:  Verifying Employment History: The creditor must verify the consumer's employment for the most recent two full years, and the creditor must require the consumer to: Explain any gaps in employment that span one or more months. Exception remains.

Seller Comment (2016-09-26): The VOE's in file show the applicant relocated to start with  this higher paying job on 7/1 after leaving the prior job on 5/9. Although there is no formal explanation letter in file the increased income and relocation is self evident
										10/17/2016		2	09/XX/2015	AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200845388	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/26/2015)							2	05/XX/2015	TX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200845388	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 06/XX/2016 Inspection Date:	Appraisal is dated 5/26/15, loan closed 5/27/15, FEMA disaster declared 6/24/16. Per client guidelines: For loans secured by properties appraised before the presidential/state disaster declaration, an interior and exterior inspection of the Mortgaged Property is required.		Reviewer Comment (2016-12-22): Received disaster inspection dated 10/7/16. Exception cleared. Reviewer Comment (2016-09-26): Disaster occurred post loan purchase and therefore is not an origination guideline violation. Exception will remain open until rating agencies are identified and applicable securitization requirements surrounding this issue are identified. Appropriate action will be taken at that time. Seller Comment (2016-09-26): This loan was closed and purchased before the disaster and is therefore a servicing issue, not a credit exception.	12/22/2016			1	05/XX/2015	TX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200845388	Compliance	Loan Package Documentation	Closing / Title	(Doc Error) Security Instrument Error: The loan contains evidence that either "Closing instructions indicating documents to be recorded" or "Statement from closing agent that the documents were sent" were sent for recording (Outside 12 months of closing)				Reviewer Comment (2016-10-03): Received recorded DOT Reviewer Comment (2016-09-26): Rating Agency requirement Seller Comment (2016-09-26): Post closing documentation is handled by the custodian and is not part of our credit or compliance review.	10/03/2016			1	05/XX/2015	TX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200845388	Compliance	Compliance	Federal Compliance	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	GFE issued 4/7/15. Provider List issued 4/8/15.						2	05/XX/2015	TX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200845389	Compliance	Loan Package Documentation	Closing / Title	(Doc Error) Security Instrument Error: The loan contains evidence that either "Closing instructions indicating documents to be recorded" or "Statement from closing agent that the documents were sent" were sent for recording (Outside 12 months of closing)				Reviewer Comment (2016-10-03): Received recorded DOT Reviewer Comment (2016-09-26): Rating Agency requirement Seller Comment (2016-09-26): Post closing documentation is handled by the custodian and is not part of our credit or compliance review.	10/03/2016			1	06/XX/2015	TX	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
200845391	Compliance	Compliance	Miscellaneous Compliance	(Doc Error) GFE Error: Changed Circumstance not provided.	GFE Date: 05/28/2015, GFE Date: 06/23/2015 Changed Circumstance not provided for GFE dated 05/28/2015 from GFE dated 05/14/2015 Changed Circumstance not provided for GFE dated 06/23/2015 from GFE dated 06/19/2015	Change of circumstance found in file does not indicate reason. Disclosure indicates GFE was changed due to loan parameters.						2	07/XX/2015	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200845391	Compliance	Compliance	Miscellaneous Compliance	(Doc Error) GFE Error: Changed Circumstance not provided.	GFE Date: 06/19/2015 Changed Circumstance not provided for GFE dated 06/19/2015 from GFE dated 05/29/2015							2	07/XX/2015	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200845391	Compliance	Loan Package Documentation	Closing / Title	(Doc Error) Security Instrument Error: No evidence exists in the file that the documents are recorded or sent for recording (Outside 12 months of closing)				Reviewer Comment (2016-10-03): Received recorded DOT Reviewer Comment (2016-09-26): Rating Agency requirement Seller Comment (2016-09-26): Post closing documentation is handled by the custodian and is not part of our credit or compliance review.	10/03/2016			1	07/XX/2015	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200845391	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/16/2015)							2	07/XX/2015	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200845391	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.							2	07/XX/2015	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200845391	Compliance	Compliance	Federal Compliance	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.							2	07/XX/2015	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200845391	Compliance	Compliance	Federal Compliance	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.							2	07/XX/2015	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200845391	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.							2	07/XX/2015	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200845391	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.							2	07/XX/2015	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200845391	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.							2	07/XX/2015	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200845391	Compliance	Compliance	Federal Compliance	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.							2	07/XX/2015	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200845391	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX 1065 (2014), K-1 (2014)	Missing 2014 Business Income Tax Returns and K1s for all businesses. Loan was approved as Full Doc. Guidelines require 2 years of signed business and personal tax returns with all applicable schedules.		Reviewer Comment (2016-09-26): Re-reviewed with seller's response taken into consideration. File contains 2012 & 2013 tax returns and 2014 extension as noted. Exception cleared. Seller Comment (2016-09-26): The file contains the proper extension forms for personal and all business returns.	09/26/2016			1	07/XX/2015	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200845391	Compliance	Compliance	Federal Compliance	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.							2	07/XX/2015	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200845392	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/05/12/2015)							2	05/XX/2015	TX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200845392	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 06/XX/2016 Inspection Date: 04/XX/2015	Appraisal is dated 5/12/15, loan closed 5/14/15, FEMA disaster declared 6/24/16. Per client guidelines: For loans secured by properties appraised before the presidential/state disaster declaration, an interior and exterior inspection of the Mortgaged Property is required.		Reviewer Comment (2016-12-22): Received disaster inspection dated 12/18/16. Exception cleared. Reviewer Comment (2016-09-26): Disaster occurred post loan purchase and therefore is not an origination guideline violation. Exception will remain open until rating agencies are identified and applicable securitization requirements surrounding this issue are identified. Appropriate action will be taken at that time. Seller Comment (2016-09-26): This loan was closed and purchased before the disaster and is therefore a servicing issue, not a credit exception.	12/22/2016			1	05/XX/2015	TX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200845392	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.		Guidelines allow payment shock up to 150% without additional review and compensating factors and/or documentation. Payment shock on subject loan is 352.37%.
Reviewer Comment (2016-10-03): Re-reviewed guidelines in consideration of this exception. It is noted that guidelines do not explicitly require the origination underwriter to document any additional comp factors when the payment shock exceeds 150%. The guidelines use the words "may require" when describing this situation, and in doing so, it is left to the underwriters discretion. As a result, no guideline violation exists. Exception cleared.

Reviewer Comment (2016-09-26): Seller response is noted. Lacking commentary and/or documentation of what further review and additional compensating factors and/or documentation were considered at origination as described in the guideline language.

Seller Comment (2016-09-26): Our guidelines state: "Generally, payment shock >150%, may require further review and additional compensating factors and/or documentation may be required."
									10/03/2016			1	05/XX/2015	TX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200845392	Compliance	Compliance	Federal Compliance	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $925,078.99 is underdisclosed from calculated Finance Charge of $925,192.83 in the amount of $113.84.							2	05/XX/2015	TX	Primary	Purchase
TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable
																		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200845392	Compliance	Loan Package Documentation	Closing / Title	(Doc Error) Security Instrument Error: The loan contains evidence that either "Closing instructions indicating documents to be recorded" or "Statement from closing agent that the documents were sent" were sent for recording (Outside 12 months of closing)				Reviewer Comment (2016-09-26): Rating Agency requirement Seller Comment (2016-09-26): Post closing documentation is handled by the custodian and is not part of our credit or compliance review.				2	05/XX/2015	TX	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200845394	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/07/2016)							2	01/XX/2016	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
200845396	Compliance	Compliance	Federal Compliance	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. Early GFE dated 8/19/15; SPL in file is dated 8/24/15.						2	12/XX/2015	FL	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200845396	Compliance	Compliance	Federal Compliance	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1	0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1.						2	12/XX/2015	FL	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200845397	Credit	Credit	Credit Documentation	Aged document: Primary Valuation is older than guidelines permit	Valuation Type: Appraisal / Valuation Report Date: 10/05/2015 Appraisal	Guidelines requires that the appraisal must be dated within 90 days of the Note Date (01/19/2016). Appraisal is dated 10/05/2015 which is greater than 90 days. Lender email communication on page 1274 appears to grant an exception to extend the appraisal expiration date to 120 days, however no compensating factors were noted in the email. Please advise if any compensating factors were used in consideration of this guideline exception and, if so, what they were.	Guideline variance approved by lender at time of origination. Borrower has significant monthly residual income above program requirements; $17,800 verified when program requires $1,800.00. Borrowers have excellent credit with no history of late payments and 766 FICO. Verified reserves of PITIA in excess of program requirements, verified reserves of 18 months when program requires 15 months.
Reviewer Comment (2016-11-02): Seller provided evidence of comp factors as follows: Borrower has significant monthly residual income above program requirements; $17,800 verified when program requires $1,800.00.  Borrowers have excellent credit with no history of late payments and 766 FICO.  Verified reserves of PITIA in excess of program requirements, verified reserves of 18 months when program requires 15 months.

Reviewer Comment (2016-09-26): Guidelines in effect at origination required appraisals to be <90 days old at origination. Seller's response is noted, however no strong compensating factors were documented for the guideline variance as required by RA's.

Seller Comment (2016-09-26): This is a properly approved exception with the compensating factor being the impending guideline revision extending the age of appraisals to 120 days.
											11/02/2016	2	01/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
200845401	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.							2	11/XX/2015	CT	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200845401	Compliance	Compliance	Federal Compliance	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.							2	11/XX/2015	CT	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200845403	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.		Borrowers are FTHB currently renting with a payment of $1811.42/month. Subject proposed PITI is $9,407.43. The resulting increase is $7,596.01, or 419.34%. Per guidelines: payment shock >150%, may require further review and additional compensating factors and/or documentation may be required.		Reviewer Comment (2016-09-26): Seller's response is noted and exception cleared. This is not considered a guideline exception because the circumstances fall within the boundaries of the guidelines as written. Seller Comment (2016-09-26): Our guidelines state " Generally, payment shock >150%, may require further review and additional compensating factors and/or documentation may be required." Compensating factors: Below max LTV and DTI, high residual income, and almost three times the required reserves.	09/26/2016			1	11/XX/2015	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200845403	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.	HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. Documents provided on 11/03/2015.						2	11/XX/2015	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200845403	Compliance	Compliance	Federal Compliance	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.			Reviewer Comment (2016-11-07): Seller provided the executed copy of the 11/13/16 TIL which was signed on the same day. Exception cleared. Reviewer Comment (2016-09-26): Seller agrees, exception remains. Seller Comment (2016-09-26): Agree. Need proof from Lender that TIL dated 11/13/2015 was received by borrower 3 business days prior to consummation of 11/XX/2015.	11/07/2016			1	11/XX/2015	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200845403	Compliance	Compliance	Federal Compliance	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure. Disclosure not signed by borrower. No evidence of receipt.						2	11/XX/2015	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200845408	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.43720% or Final Disclosure APR of 7.48800% is in excess of allowable threshold of APOR 4.01% + 1.5%, or 5.51000%. Compliant Higher Priced Loan.	HPML per lenders compliance testing.						2	01/XX/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200845408	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 7.43720% or Final Disclosure APR of 7.48800% is in excess of allowable threshold of APOR 4.01% + 1.5%, or 5.51000%. Compliant Higher Priced Loan.	HPML per lenders compliance testing.						2	01/XX/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200845408	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 1/7/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/07/2016)	Closing Disclosure states closing date as 1/7/2016 however Security Instrument signed 1/12/2016						2	01/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200845408	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Demand Feature	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 1/7/2016 incorrectly disclosed whether the loan contains a Demand Feature. (Final/01/07/2016)	Neither of the two options were selected.		Reviewer Comment (2016-09-08): This is corrected on the 02/01/2016 post funding Closing Disclosure.		09/08/2016		2	01/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200845408	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 1/7/2016 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/01/07/2016)	Erroneous Reg ID 2924. The initial premium paid included a one time $25 fee.						2	01/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200845408	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	No evidence of receipt in file						2	01/XX/2016	CA	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
200845408	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Summaries Of Transactions - Cash From To Borrower	TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on 1/7/2016 disclosed an Amount of Cash to Close that does not match the Final value of Cash to Close in the Calculating Cash to Close table. (Final/01/07/2016)	Calculating Cash to Close / Cash to Close = $299,398.32 while Summaries of Transactions / Cash to Close is $18,800.71.						2	01/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200845409	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/11/20/2015)							2	01/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Non QM	Non QM	No
200845409	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/12/2015)							2	01/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Non QM	Non QM	No
200845409	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.			Reviewer Comment (2016-09-07): Data was corrected on subsequent disclosures.		09/07/2016		2	01/XX/2016	CA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
200845409	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Demand Feature	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 1/5/2016 incorrectly disclosed whether the loan contains a Demand Feature. (Final/01/05/2016)	Data field is blank. Data is still not accurate on subsequent CDs.		Reviewer Comment (2016-12-12): Seller provided post consummation CD issued 12/2/2016 which reflects this correction made, LOE to borrower and proof of delivery. This is complete documentation for a cure, but it occurred outside 60 days of discovery. Cure is noted, but exception remains as EV3 Critical.				2	01/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
200845409	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 1/5/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/05/2016)			Reviewer Comment (2016-12-12): Seller provided post consummation CD issued 12/2/2016 which reflects this correction made, LOE to borrower and proof of delivery. This is complete documentation for a cure, but it occurred outside 60 days of discovery. Cure is noted, but exception remains as EV3 Critical.				2	01/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
200845409	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance	TILA-RESPA Integrated Disclosure - 0% tolerance violation: Lender credit was decreased resulting in increased charge to borrower.			Reviewer Comment (2016-09-26): After further review exception has been cleared. Seller Comment (2016-09-26): Disagree. Lender credit was for tolerance cure of $900.00 fee with no payable to allocation. $900.00 fee was removed on Post Consummation CD's so tolerance cure was not required.	09/26/2016			1	01/XX/2016	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
200845409	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 1/5/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/01/05/2016)	Data field is blank. Calculates to be $18,040.48. Data is still not accurate on subsequent CDs.						2	01/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
200845409	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Fee Description not provided on CD. Fee Amount of $900.00 exceeds tolerance of $.00. (7330)	Fee not disclosed on LE.
Reviewer Comment (2016-12-02): Received Final Wire Settlement reflecting what the borrower received from the fees being removed exception has been cured.

Reviewer Comment (2016-11-17): Please provide the final wire/settlement statement reflecting what the borrower actually received after the final Closing Disclosure.

Seller Comment (2016-11-17): The fee was never charged.  Will a wire breakdown or a final settlement statement suffice to clear this condition?

Reviewer Comment (2016-09-26): Fee was removed on Post Consummation disclosure dated 1/25/16. Loan funded on 1/XX/16. Missing, Letter of Explanation, Proof of Delivery, and Copy of Refund Check to cure.

Seller Comment (2016-09-26): Disagree.  $900.00 fee was removed on Post Consummation CD's so no violation occurred.
										12/02/2016		2	01/XX/2016	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
200845409	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.	Cure of $10 was reflected on post close CDs, which is insufficient to cure $913.
Reviewer Comment (2016-12-12): Seller provided post consummation CD issued 12/2/2016 which reflects this correction made, refund check for $13.00, LOE to borrower and proof of delivery. This is complete documentation for a cure, but it occurred outside 60 days of discovery. Cure is noted, but exception remains as EV3 Critical.

Reviewer Comment (2016-12-02): We will need a cure issued in the amount of $13.00 for the increase in the Courier fee from $50.00 to $63.00 exception remains. Fee Tolerance Refund Provide the Following within 60 days of discovery: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD

Reviewer Comment (2016-11-17): The $938.00 was a combination of fees, $900.00 fee that was removed, $13.00 recording fee that was removed, and $25.00 Courier fee that was in Section B not previously disclosed.  With the removal of the fees as reflected on the Post Closing Disclosure the tolerance violation that is owed is $13.00 for the Courier fee increasing from $50.00 to $63.00.  Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD

Seller Comment (2016-11-17): Could you please provide the breakdown of where the $938 is coming from?

Reviewer Comment (2016-10-17): Missing evidence of refunds for the $900 and $13 fees which were charged on the final CD, but omitted from the post consummation CD issued on 1/25/16.

Reviewer Comment (2016-09-26): Binding fee amounts are from the LE issued on 12/3/2015 to the Closing Disclosure Dated 1/5/2016 which requires tolerance refunds in the amount of $938.00.  Fee Tolerance Refund Provide the Following within 60 days of discovery: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2016-09-26): Disagree.  $900.00 fee was removed on Post Consummation CD's so no violation occurred.  Only tolerance violation was Appraisal fee increase of $10.00 and Courier fee increase of $13.00.  Lender needs to reimburse additional $13.00.
												3	01/XX/2016	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
200845409	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 1/XX/2016, prior to three (3) business days from transaction date of 1/XX/2016.	Disbursement Date was corrected on subsequent CD, however there is no evidence in the file Rescission period was re-opened along with a a letter of explanation and proof of delivery.
Reviewer Comment (2016-12-02): Received LOE, Revised Closing Disclosure, and Proof of Delivery exception has been cured.

Reviewer Comment (2016-11-17): Agree Rescission period does not need to be re-open however we will need the LOE to the borrower, along with Proof of Delivery.

Seller Comment (2016-11-17): Rescission ended 1/XX/16 and the loan disbursed 1/XX/16.  Correcting the disbursement date on a post-consummation CD does not require rescission period to be re-opened as a violation did not exist.

Reviewer Comment (2016-09-26): Disbursement Date is corrected on Post Consummation Disclosure dated 1/25/16 however we are missing the Letter of Explanation, Proof of Delivery, and Re-open Rescission if applicable as required per the regulation.

Seller Comment (2016-09-26): Disagree.  Post Consummation CD was issued to correct the true disbursement date of 01/13/2016.  No reason to re-open rescission period.
										12/02/2016		2	01/XX/2016	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
200845409	Compliance	Compliance	Miscellaneous Compliance	Other Compliance Exception (Manual Add)		TRID Non-Compliant: 1). Missing description of $900 fee reflected in section A. 2). Missing payee for Notary fee reflected in section C.		Reviewer Comment (2016-09-07): Data was corrected on subsequent CDs.		09/07/2016		2	01/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
200845409	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 1/5/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/05/2016)	Disclosure reflects Closing Date of (1/5/2016), but transaction consummation (mortgage notary) date was (1/8/2016. Data is still not accurate on subsequent CDs, both reflect a closing date of 1/13/2016.).		Reviewer Comment (2016-12-12): Seller provided post consummation CD issued 12/2/2016 which reflects this correction made, LOE to borrower and proof of delivery. This is complete documentation for a cure, but it occurred outside 60 days of discovery. Cure is noted, but exception remains as EV3 Critical.				2	01/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
200845409	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee. Fee Amount of $25.00 exceeds tolerance of $.00. (75187)	Fee not disclosed on LE
Reviewer Comment (2016-10-17): Exception created due to using fee reductions to reset fee tolerances.  Per discussions with outside counsel, baseline tolerance adjustments are limited to fee increases; fee reductions on interim disclosures should not reset the tolerance.  Exception Cleared.

Reviewer Comment (2016-09-26): Binding fee amounts are on Closing Disclosure dated 1/5/2016 which reflects $25.00 for the Courier fee in Section B.  Closing Disclosure reflects $50.00 for Courier fees in Section C which was moved to Section B in the amount of $63.00 on the Post Consummation disclosure dated 1/25/2016.  Tolerance refund of $25.00 is required.

Seller Comment (2016-09-26): Disagree.  Title Courier fee in Section "B" was $63.00 which is only an increase of $13.00 from original courier fees reflected in section "C" on LE.
									10/17/2016			1	01/XX/2016	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
200845409	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $13.00 exceeds tolerance of $.00. (75197)	Fee not disclosed on LE.
Reviewer Comment (2016-12-02): Received Final Wire Settlement reflecting what the borrower received from the fees being removed exception has been cured.

Reviewer Comment (2016-11-17): The $938.00 was a combination of fees, $900.00 fee that was removed, $13.00 recording fee that was removed, and $25.00 Courier fee that was in Section B not previously disclosed.  With the removal of the fees as reflected on the Post Closing Disclosure the tolerance violation that is owed is $13.00 for the Courier fee increasing from $50.00 to $63.00.  Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD

Seller Comment (2016-11-17): Please review the latest post-consummation CD provided by lender and advise of your final tolerance failure.  Please note that the e-Recording fee of $13 was removed, however, courier fee increased by $13 from LE to PC CD.

Reviewer Comment (2016-09-26): Fee was removed on Post Consummation disclosure dated 1/25/16. Loan funded on 1/XX/16. Missing, Letter of Explanation, Proof of Delivery, and Copy of Refund Check to cure.

Seller Comment (2016-09-26): Disagree.  The last Post Consummation CD dated 07/01/2016 does not reflect a Recording Service fee charged to borrower.
										12/02/2016		2	01/XX/2016	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
200845410	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.81480% or Final Disclosure APR of 5.84300% is in excess of allowable threshold of APOR 3.21% + 2.5%, or 5.71000%. Compliant Higher Priced Loan.							2	01/XX/2016	AZ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
200845410	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.							2	01/XX/2016	AZ	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
200845410	Compliance	Compliance	Federal Compliance	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Reviewer Comment (2016-09-26): Agree, exception cleared. Seller Comment (2016-09-26): This is part of the 'Early ARM Disclosure Statement' in file which was e-signed by the applicant on 11/17/15.	09/26/2016			1	01/XX/2016	AZ	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
200845410	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 1/14/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/14/2016)	Disclosure reflects Closing Date of 01/14/2016, but transaction consummation (mortgage notary) date was 01/15/2016.		Reviewer Comment (2016-09-07): This is corrected on the 06/27/2016 post funding Closing Disclosure.		09/07/2016		1	01/XX/2016	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
200845410	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 1/14/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/01/14/2016)
Reviewer Comment (2016-10-10): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B.

Reviewer Comment (2016-10-07): Exception pending AMC secondary review

Reviewer Comment (2016-10-04): Method of Remediation: Letter of Explanation & Corrected Closing Disclosure

Reviewer Comment (2016-10-04): Per the rebuttal provided, the seller’s counsel agrees that these are not disclosed correctly. In discussions with the various NRSROs, their expectation is that exceptions will be remediated, whether the exception carries assignee liability that includes statutory damages or liability that is limited to the actual damages for the non-compliant disclosures.  (Understanding that these loans may not be slotted for a securitization, the NRSROs expectations may not be relevant to this discussion.) As it relates to the severity of the exception, although there can be an argument for an EV2 in place of an EV3, the decision to go with an EV3 was impacted based on the certain seller paid fees being included in section 32 points and fees, some state high costs, and QM 3% fee limits.  (If the fees are not reflected on the consumer’s CD, even though they are required to be disclosed, the consumer would not have visibility into whether their loan was in compliance with applicable points and fees thresholds.)

Seller Comment (2016-10-04): Per seller's counsel: According to the statement below, this is non-material. We agree with AMC that the seller-paid fees must be disclosed on the borrower’s CD, even to the extent that the fee relates to an optional settlement service (e.g., owner’s title insurance) or a seller-specific expense (e.g., real estate commission).  For example, in a recent webinar, the CFPB specifically discussed the disclosure of seller-paid real estate commissions and concluded that they may not be omitted from, and must be included on, the consumer’s CD.  See CFPB, Know Before You Owe Mortgage Disclosure Rule: Post-Effective Date Questions & Guidance (Apr. 12, 2016).  That said, we think that the failure to disclose these fees in the Loan Costs table would be a violation of TILA Section 128(a)(17), which is a portion of TILA which expressly does not carry statutory damages.  Accordingly, even to the extent that a consumer might have a right of action with respect to this violation, the risk of liability to an assignee is likely to be low.

Reviewer Comment (2016-09-26): Regulation Z requires any fees and charges incurred by the seller to be reflected on both the Seller CD and the Borrower CD, regardless of whether there is a separate Seller CD in the file. This is not limited to fees paid by the seller on behalf of the borrower. Disclosure is required for high cost testing.  Exception remains.

Seller Comment (2016-09-26): Disagree.  No borrower loan fees were paid by the Seller per the Seller's CD.  Only loan fees paid by the Seller on the Borrower's behalf need to be disclosed on the Borrower's CD.
												2	01/XX/2016	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
200845410	Credit	Credit	Credit Calculation / Analysis	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 729 is less than Guideline representative FICO score of 720.
Per guidelines, the lower of 2 borrower's middle scores is to be used for qualification. B1 mid score is 729 and B2 mid score is 690, so the qualifying score would be 690 per guidelines. A 690 score would result in a maximum LTV of 85% and loan closed at 90% LTV. Per email chain contained in imaged file, it appears as though a guideline exception was granted at origination to allow the use of the 729 score for qualification. Please confirm. In addition, please advise what compensating factors (if any) were used by originator in consideration of this guideline exception. Please advise what those compensation factors were as well.
								Reviewer Comment (2016-09-26): Re-reviewed with seller's response considered. Agree, exception cleared. Guideline exception email chain which was noted in file appears to have been erroneously generated during origination. Seller Comment (2016-09-26): Guidelines require using the middle score of the primary wage earner which was correctly done on this file. App#1, $14,166 mo, mid score: 729; App#2, 4,453 mo, mid score: 690. See policy below which is copied from page 66 of the Seller Guide. The e-mail in file is from the originating seller who misunderstood the policy.	09/26/2016			1	01/XX/2016	AZ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
200845410	Credit	Credit	Credit Eligibility	Guideline Issue: Foreclosure timeline outside of credit guidelines		Credit history reveals 5 foreclosures, which is outside guidelines and renders the loan file ineligible. Per email chain contained in imaged file, it appears as though a guideline exception was granted at origination due to the fact that all 5 foreclosures occurred at the same time and due to the same event. Please confirm. In addition, please advise what compensating factors (if any) were used by originator in consideration of this guideline exception. Please advise what those compensation factors were as well.	Guideline variance approved by lender at time of origination. Applicant has 150% of required reserves. Guideline variance approved by lender at time of origination. DTI <35% where 43% is permitted.	Reviewer Comment (2016-10-03): Guideline exception was granted at origination. Seller Comment (2016-10-03): Applicant has 150% of required reserves; DTI <35% where 43% is permitted, strong residual income; great collateral in a stable market. Reviewer Comment (2016-09-26): Please advise what compensating factors (if any) were used by originator in consideration of this guideline exception. Please advise what those compensation factors were as well. Seller Comment (2016-09-26): This was a properly authorized exception.			10/03/2016	2	01/XX/2016	AZ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
200845411	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 2/5/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/02/05/2016)	The calculation would be Loan Amount less Payoffs. If this is <=0, then there are no financed closing costs. If this is >0, then the closing costs financed is the lesser of this amount or the Total Closing Costs (J) – POC						2	02/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200845416	Compliance	Loan Package Documentation	Closing / Title	(Doc Error) Security Instrument Error: The loan contains evidence that either "Closing instructions indicating documents to be recorded" or "Statement from closing agent that the documents were sent" were sent for recording (Outside 12 months of closing)				Reviewer Comment (2016-10-03): Received recorded DOT Reviewer Comment (2016-09-26): Rating Agency requirement Seller Comment (2016-09-26): Post closing documentation is handled by the custodian and is not part of our credit or compliance review.	10/03/2016			1	07/XX/2015	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200845416	Compliance	Compliance	Federal Compliance	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	7/7/2015 was disclosed; expected date is 7/8/2015						2	07/XX/2015	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200845417	Compliance	Loan Package Documentation	Closing / Title	Missing Final HUD-1	Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.			Reviewer Comment (2016-09-28): Final stamped HUD provided exception cleared Reviewer Comment (2016-09-26): HUD in imaged file is not stamped true & certified as stated in seller response. Seller Comment (2016-09-26): Disagree. Final HUD1 in file is stamped certified on all three pages.	09/28/2016			1	07/XX/2015	CA	Primary	Refinance - Cash-out - Other		D	B	A	A	D	B	A	A	Non QM	Non QM	No
200845417	Compliance	Compliance	Federal Compliance	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.			Reviewer Comment (2016-10-03): Disclosure received	10/03/2016			1	07/XX/2015	CA	Primary	Refinance - Cash-out - Other		D	B	A	A	D	B	A	A	Non QM	Non QM	No
200845417	Compliance	Compliance	Federal Compliance	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.			Reviewer Comment (2016-10-03): Disclosure received	10/03/2016			1	07/XX/2015	CA	Primary	Refinance - Cash-out - Other		D	B	A	A	D	B	A	A	Non QM	Non QM	No
200845417	Compliance	Compliance	Federal Compliance	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.			Reviewer Comment (2016-11-03): Per compliance, exception may be cleared based on estimated disclosure of taxes and insurance provided. Reviewer Comment (2016-11-02): Escalated to compliance team for review and response. Seller Comment (2016-11-02): Impac disagrees with this finding. Prior to TRID, Regulation Z only required an “estimate of the amount of taxes and insurance.” See 12 CFR 1026.18(s)(3)(i)(C Reviewer Comment (2016-09-26): Seller agrees, exception remains. Seller Comment (2016-09-26): Agree. This portion of the TIL disclosure was not a part of the Compliance review.	11/03/2016			1	07/XX/2015	CA	Primary	Refinance - Cash-out - Other		D	B	A	A	D	B	A	A	Non QM	Non QM	No
200845417	Compliance	Compliance	Federal Compliance	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.			Reviewer Comment (2016-11-03): Per compliance, exception may be cleared based on estimated disclosure of taxes and insurance provided. Reviewer Comment (2016-11-02): Escalated to compliance team for review and response. Seller Comment (2016-11-02): Impac disagrees with this finding. Prior to TRID, Regulation Z only required an “estimate of the amount of taxes and insurance.” See 12 CFR 1026.18(s)(3)(i)(C Seller Comment (2016-09-26): Seller agrees, exception remains. Seller Comment (2016-09-26): Agree. This portion of the TIL disclosure was not a part of the Compliance review.	11/03/2016			1	07/XX/2015	CA	Primary	Refinance - Cash-out - Other		D	B	A	A	D	B	A	A	Non QM	Non QM	No
200845417	Compliance	Compliance	Federal Compliance	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.			Reviewer Comment (2016-10-03): Disclosure received	10/03/2016			1	07/XX/2015	CA	Primary	Refinance - Cash-out - Other		D	B	A	A	D	B	A	A	Non QM	Non QM	No
200845417	Compliance	Compliance	Federal Compliance	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Reviewer Comment (2016-10-03): Disclosure received	10/03/2016			1	07/XX/2015	CA	Primary	Refinance - Cash-out - Other		D	B	A	A	D	B	A	A	Non QM	Non QM	No
200845417	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2016-10-03): Disclosure received	10/03/2016			1	07/XX/2015	CA	Primary	Refinance - Cash-out - Other		D	B	A	A	D	B	A	A	Non QM	Non QM	No
200845417	Compliance	Compliance	Federal Compliance	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.							2	07/XX/2015	CA	Primary	Refinance - Cash-out - Other		D	B	A	A	D	B	A	A	Non QM	Non QM	No
200845418	Compliance	Compliance	Federal Compliance	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.							2	08/XX/2015	CA	Primary	Refinance - Rate/Term		D	B	C	B	D	B	A	A	Non QM	Non QM	No
200845418	Compliance	Loan Package Documentation	Closing / Title	Missing Final HUD-1	Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.			Reviewer Comment (2016-09-28): Final stamped HUD provided Reviewer Comment (2016-09-26): HUD in imaged file is not stamped true & certified as stated in seller response. Seller Comment (2016-09-26): Disagree. Final HUD1 in file is stamped certified on all three pages.	09/28/2016			1	08/XX/2015	CA	Primary	Refinance - Rate/Term		D	B	C	B	D	B	A	A	Non QM	Non QM	No
200845418	Compliance	Compliance	Federal Compliance	RESPA (2010) - 10% Tolerance With Cure	RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.							2	08/XX/2015	CA	Primary	Refinance - Rate/Term		D	B	C	B	D	B	A	A	Non QM	Non QM	Yes
200845418	Credit	Assets	Asset Calculation / Analysis	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of $96,743.65 is less than Guideline Available for Reserves of $264,367.32.	Guidelines require 6 months reserves on subject property plus additional 6 months for each additional property financed based on subject's PITI.	R&T refi of primary residence to lower payment by >2k month (27% less)
Reviewer Comment (2016-10-03): Waived by seller

Seller Comment (2016-10-03): This was part of a bulk purchase where the normal guidelines do not apply. The decision to acquire the loan was based on the following factors: R&T refi of primary residence to lower payment by >2k month (27% less) to a SE professional of 34 yr's with strong equity positions, low DTI, high residual income and 19 months of reserves, plus 12 months of seasoned, as agreed payments.

Reviewer Comment (2016-09-26): Defect exists. Exception remains.

Seller Comment (2016-09-26): This file was part a closed loan bulk purchase and not subject to the normal guidelines.
											10/03/2016	2	08/XX/2015	CA	Primary	Refinance - Rate/Term		D	B	C	B	D	B	A	A	Non QM	Non QM	No
200845419	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.64436% or Final Disclosure APR of 5.64900% is in excess of allowable threshold of APOR 4.14% + 1.5%, or 5.64000%. Compliant Higher Priced Loan.							2	07/XX/2015	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200845419	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 5.64436% or Final Disclosure APR of 5.64900% is in excess of allowable threshold of APOR 4.14% + 1.5%, or 5.64000%. Compliant Higher Priced Loan.							2	07/XX/2015	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200845421	Compliance	Compliance	Federal Compliance	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.							2	09/XX/2015	CA	Primary	Refinance - Rate/Term		C	B	A	A	B	B	C	B	Non QM	Non QM	No
200845421	Property	Property - Appraisal	General Appraisal Requirements	Valuation Error: Desk review value not provided.	Valuation Type: Desk Review / Valuation Report Date: 12/04/2015	Clear Capital CDA report dated 12/4/15 resulted in an Indeterminate value. Imaged file does not contain a secondary valuation tool as required by seller's guidelines.	R&T refi of primary residence to lower payment by 32%
Reviewer Comment (2016-10-03): Waived by client

Seller Comment (2016-10-03): This was part of a bulk purchase where the normal guidelines do not apply. The decision to acquire the loan was based on the following compensating factors:  R&T refi of primary residence to lower payment by 32% to a 10 yr business owner with a very strong equity position, 42 mo's of reserves, plus 12 months of seasoned, as agreed payments.

Reviewer Comment (2016-10-03): Seller provided a Clear Capital "Value Reconciliation of Three Reports" dated 12/18/15. This report summarizes the valuations obtained on the file as follows: Appraisal dated 8/21/15 $2,850,000, indeterminate valuation on 8/21/15, and a BPO dated 12/15/15 for $2,800,000. The recon value that Clear Capital assigned in the report is $2,300,000. Using a value of $2,300,000 is not problematic, as the LTV remains within guidelines. However, this valuation was not obtained until 12/18/15 and the loan closed on 9/XX/15.

Seller Comment (2016-10-03): Please see attached Clear Capital BPO and Value Reconciliation to address the ‘indeterminate’ value from the Clear Capital CDA. Please clear condition.
											10/03/2016	2	09/XX/2015	CA	Primary	Refinance - Rate/Term		C	B	A	A	B	B	C	B	Non QM	Non QM	No
200845427	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 2/16/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/02/16/2016)
Reviewer Comment (2016-10-10): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B.

Reviewer Comment (2016-10-07): Exception pending AMC secondary review

Reviewer Comment (2016-10-04): Method of Remediation: Letter of Explanation & Corrected Closing Disclosure

Reviewer Comment (2016-10-04): Per the rebuttal provided, the seller’s counsel agrees that these are not disclosed correctly. In discussions with the various NRSROs, their expectation is that exceptions will be remediated, whether the exception carries assignee liability that includes statutory damages or liability that is limited to the actual damages for the non-compliant disclosures.  (Understanding that these loans may not be slotted for a securitization, the NRSROs expectations may not be relevant to this discussion.) As it relates to the severity of the exception, although there can be an argument for an EV2 in place of an EV3, the decision to go with an EV3 was impacted based on the certain seller paid fees being included in section 32 points and fees, some state high costs, and QM 3% fee limits.  (If the fees are not reflected on the consumer’s CD, even though they are required to be disclosed, the consumer would not have visibility into whether their loan was in compliance with applicable points and fees thresholds.)

Seller Comment (2016-10-04): Per seller's counsel: According to the statement below, this is non-material. We agree with AMC that the seller-paid fees must be disclosed on the borrower’s CD, even to the extent that the fee relates to an optional settlement service (e.g., owner’s title insurance) or a seller-specific expense (e.g., real estate commission).  For example, in a recent webinar, the CFPB specifically discussed the disclosure of seller-paid real estate commissions and concluded that they may not be omitted from, and must be included on, the consumer’s CD.  See CFPB, Know Before You Owe Mortgage Disclosure Rule: Post-Effective Date Questions & Guidance (Apr. 12, 2016).  That said, we think that the failure to disclose these fees in the Loan Costs table would be a violation of TILA Section 128(a)(17), which is a portion of TILA which expressly does not carry statutory damages.  Accordingly, even to the extent that a consumer might have a right of action with respect to this violation, the risk of liability to an assignee is likely to be low.

Reviewer Comment (2016-09-26): Regulation Z requires any fees and charges incurred by the seller to be reflected on both the Seller CD and the Borrower CD, regardless of whether there is a separate Seller CD in the file. This is not limited to fees paid by the seller on the borrower's behalf. Disclosure is required for high cost testing.  Exception remains.

Seller Comment (2016-09-26): Disagree.  No borrower loan fees were paid by the Seller per the Seller's CD.  Only loan fees paid by the Seller on the Borrower's behalf need to be disclosed on the Borrower's CD.
												2	02/XX/2016	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200845427	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Interest	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 2/16/2016 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/02/16/2016)	CD reflects interest from 2/17/16 to 2/29/16, should be to 3/1/16.						2	02/XX/2016	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200845427	Compliance	Compliance	Federal Compliance	TRID Invalid Section A Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 2/16/2016 reflects a Paid To party other than to lender or broker for fee within Origination Charges. (Final/02/16/2016)	CD reflects Application fee paid to Lender Affiliate						2	02/XX/2016	TX	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200845427	Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.							2	02/XX/2016	TX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200845427	Compliance	Compliance	Federal Compliance	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Title - Survey End and Title -Title End Other (Endorsement ) fees reflected in section H, should be in section B or C.						2	02/XX/2016	TX	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200845428	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Borrower Paid Other Costs Total Section G	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 2/8/2016 disclosed a total Initial Escrow Payment at Closing (Section G) that does not match sum of fees. (Final/02/08/2016)	CD reflects $5413.50, calculates to be $4141.05.		Reviewer Comment (2016-09-08): Data was corrected on subsequent disclosures along with LOE		09/08/2016		2	02/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200845428	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Borrower Paid Other Costs Total Section J	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 2/8/2016 disclosed Total Closing Costs (Borrower-Paid) (Section J) that does not match sum of fees. (Final/02/08/2016)	CD reflects $23,223.08, calculates to be $23,448.08.						2	02/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200845428	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Costs Subtotals Borrower Paid - At Closing	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 2/8/2016 disclosed Total Closing Costs (Paid by Borrower at Closing) that does not match sum of fees. (Final/02/08/2016)	CD reflects $22723.08, calculates to be $21,450.63.						2	02/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200845428	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 2/8/2016 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/02/08/2016)	CD reflects $762.50, calculates to be $931.08. ($77.59 x 12). Data is still not accurate on subsequent CDs.						2	02/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200845428	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 2/8/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/08/2016)	CD data field is blank, should be $225.						2	02/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200845428	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.	Cure for $225 Appraisal fee was not provided.
Reviewer Comment (2016-10-06): Escalated to AMC compliance: Based on signed/stamped certified disbursement sheet from title in file, it appears actual amounts originally disbursed by title include the -$325 credit. Accordingly, this would be acceptable to clear Appraisal fee tolerance violation and no LOE or refund check is required.

Seller Comment (2016-10-04): The file contains a snapshot of the revised disclosure tracking for proof of delivery to the borrower as well a Final Settlement Statement certified stamped by title that shows the $325 lender credit which was done as a disbursement by title.  This should be satisfactory per Galton’s counsel.

Reviewer Comment (2016-09-27): Post-Closing Disclosure does reflect cure however we are missing the Refund Check, Letter of Explanation, and Proof of Delivery exception remains.

Seller Comment (2016-09-26): Disagree.  Tolerance cure of $325.00 is reflected on the Post Consummation CD dated 02/29/2016
									10/06/2016			1	02/XX/2016	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200845428	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $725.00 exceeds tolerance of $500.00. (7506)	Fee disclosed as $500 on LE and as $725 on Final CD.
Reviewer Comment (2016-10-06): Escalated to AMC compliance: Based on signed/stamped certified disbursement sheet from title in file, it appears actual amounts originally disbursed by title include the -$325 credit. Accordingly, this would be acceptable to clear Appraisal fee tolerance violation and no LOE or refund check is required.

Seller Comment (2016-10-04): The file contains a snapshot of the revised disclosure tracking for proof of delivery to the borrower as well a Final Settlement Statement certified stamped by title that shows the $325 lender credit which was done as a disbursement by title.  This should be satisfactory per Galton’s counsel.

Reviewer Comment (2016-09-27): Post-Closing Disclosure does reflect cure however we are missing the Refund Check, Letter of Explanation, and Proof of Delivery exception remains.

Seller Comment (2016-09-26): Disagree.  Tolerance cure of $325.00 is reflected on the Post Consummation CD dated 02/29/2016
									10/06/2016			1	02/XX/2016	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200845428	Compliance	Loan Package Documentation	Closing / Title	(Missing Doc) PUD Rider was not provided.				Reviewer Comment (2016-12-22): Seller provided copy of PUD rider, corrected mortgage page showing a PUD rider and letter of intent to re-record the mortgage, clearing the exception. Reviewer Comment (2016-09-26): Seller agrees, exception remains. Seller Comment (2016-09-26): Agree, PUD Rider box was not marked on the Deed of Trust and not attached.	12/22/2016			1	02/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200845429	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 2/10/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/02/10/2016)	Disclosure reflects Finance Charge of $917,509.63 but calculated Finance Charge of $922,028.70. Variance = $4,519.07.		Reviewer Comment (2016-09-27): After further review exception has been cleared. Seller Comment (2016-09-26): Disagree. Post Consummation CD reflects finance charges of $917,378.38 and calculated Finance Charge of $917,178.38. Variance $200.00 which passes the 1/2 of 1% TILA Rescission Finance Charge Test.	09/27/2016			1	02/XX/2016	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200845429	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 2/10/2016 did not disclose number of months for homeowner's insurance under Prepaids. (Final/02/10/2016)	Number of months is not indicated.		Reviewer Comment (2016-09-07): This is corrected on the 02/26/2016 post funding Closing Disclosure.		09/07/2016		2	02/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200845429	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 2/XX/2016, prior to three (3) business days from transaction date of 2/XX/2016.	Disclosure reflects Closing Date of 02/10/2016, but transaction consummation (mortgage notary) date was 02/17/2016.		Reviewer Comment (2016-09-07): This is corrected on the 02/26/2016 post funding Closing Disclosure.		09/07/2016		2	02/XX/2016	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200845429	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 2/10/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/10/2016)	Disclosure reflects Closing Date of 02/10/2016, but transaction consummation (mortgage notary) date was 02/17/2016.		Reviewer Comment (2016-09-07): This is corrected on the 02/26/2016 post funding Closing Disclosure.		09/07/2016		1	02/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200858871	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	The HUD Settlement cost booklet was not in the loan file.						2	12/XX/2014	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858871	Compliance	Compliance	Federal Compliance	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	Final TIL is dated at closing, not within 3 days, with an APR of 5.272% and the Initial TIL's APR is 5.019%						2	12/XX/2014	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858872	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	02/XX/2015	CA	Second Home	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858874	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	01/XX/2015	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858875	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/02/03/2015)							2	03/XX/2015	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858876	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/03/16/2015)							2	03/XX/2015	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858878	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	06/XX/2015	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858879	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.60570% or Final Disclosure APR of 6.65000% is in excess of allowable threshold of APOR 4.08% + 1.5%, or 5.58000%. Compliant Higher Priced Loan.							2	07/XX/2015	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200858879	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 6.60570% or Final Disclosure APR of 6.65000% is in excess of allowable threshold of APOR 4.08% + 1.5%, or 5.58000%. Compliant Higher Priced Loan.							2	07/XX/2015	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200858880	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.							2	06/XX/2015	CA	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858882	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	07/XX/2015	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858885	Compliance	Compliance	Federal Compliance	RESPA (2010) - Initial Escrow Account statement Inaccurate	RESPA (2010): Initial escrow account statement does not match charges on Final HUD-1.							2	07/XX/2015	NJ	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200858890	Compliance	Compliance	Federal Compliance	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.							2	08/XX/2015	FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200858890	Compliance	Compliance	Federal Compliance	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.							2	08/XX/2015	FL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200858891	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	09/XX/2015	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858893	Compliance	Compliance	Federal Compliance	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.							2	08/XX/2015	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858893	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	08/XX/2015	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858895	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	08/XX/2015	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858898	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	09/XX/2015	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858899	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.							2	09/XX/2015	OR	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200858900	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.05223% or Final Disclosure APR of 6.09200% is in excess of allowable threshold of APOR 3.95% + 1.5%, or 5.45000%. Compliant Higher Priced Loan.							2	09/XX/2015	AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200858900	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	09/XX/2015	AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200858902	Compliance	Compliance	Federal Compliance	RESPA (2010) - Initial Escrow Account Statement Missing	RESPA (2010): Initial escrow account statement was not provided to the borrower.							2	11/XX/2015	NJ	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200858903	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	09/XX/2015	FL	Second Home	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858903	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.							2	09/XX/2015	FL	Second Home	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858904	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	09/XX/2015	AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858905	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.46697% or Final Disclosure APR of 6.51000% is in excess of allowable threshold of APOR 3.90% + 2.5%, or 6.40000%. Compliant Higher Priced Loan.							2	10/XX/2015	FL	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200858905	Compliance	Compliance	Federal Compliance	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1							2	10/XX/2015	FL	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200858905	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	10/XX/2015	FL	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200858905	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.							2	10/XX/2015	FL	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200858907	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.74113% or Final Disclosure APR of 7.77900% is in excess of allowable threshold of APOR 3.96% + 1.5%, or 5.46000%. Compliant Higher Priced Loan.							2	10/XX/2015	AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858907	Compliance	Compliance	Federal Compliance	RESPA (2010) - 0% Tolerance (Line 802) Without Cure	RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.							2	10/XX/2015	AZ	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858907	Compliance	Compliance	Federal Compliance	RESPA (2010) - 0% Tolerance (Line 803) Without Cure	RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.							2	10/XX/2015	AZ	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858907	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	10/XX/2015	AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858909	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/21/2015)							2	10/XX/2015	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858909	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	10/XX/2015	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858910	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/09/29/2015)							2	10/XX/2015	CA	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858912	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.03753% or Final Disclosure APR of 6.15100% is in excess of allowable threshold of APOR 3.84% + 1.5%, or 5.34000%. Compliant Higher Priced Loan.							2	10/XX/2015	FL	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858912	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	10/XX/2015	FL	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858913	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.62236% or Final Disclosure APR of 6.65100% is in excess of allowable threshold of APOR 3.87% + 2.5%, or 6.37000%. Compliant Higher Priced Loan.							2	10/XX/2015	FL	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858913	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	10/XX/2015	FL	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858914	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.57741% or Final Disclosure APR of 6.62400% is in excess of allowable threshold of APOR 3.90% + 1.5%, or 5.40000%. Compliant Higher Priced Loan.							2	10/XX/2015	NV	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858914	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	10/XX/2015	NV	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858916	Compliance	Compliance	Federal Compliance	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.							2	11/XX/2015	CA	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858917	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	10/XX/2015	FL	Second Home	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858918	Compliance	Compliance	Federal Compliance	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.							2	11/XX/2015	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858918	Compliance	Compliance	Federal Compliance	RESPA (2010) - Initial Escrow Account statement Inaccurate	RESPA (2010): Initial escrow account statement does not match charges on Final HUD-1.							2	11/XX/2015	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858919	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	11/XX/2015	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858922	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.46044% or Final Disclosure APR of 6.46400% is in excess of allowable threshold of APOR 3.81% + 1.5%, or 5.31000%. Compliant Higher Priced Loan.							2	10/XX/2015	TX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858922	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	10/XX/2015	TX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858924	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	11/XX/2015	OR	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200858928	Compliance	Compliance	Federal Compliance	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.							2	12/XX/2015	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858929	Compliance	Compliance	Federal Compliance	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.							2	08/XX/2015	VA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200858932	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.54666% or Final Disclosure APR of 5.55300% is in excess of allowable threshold of APOR 4.00% + 1.5%, or 5.50000%. Compliant Higher Priced Loan.							2	12/XX/2015	TX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200858932	Compliance	Compliance	Federal Compliance	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.							2	12/XX/2015	TX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200925930	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Interest	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 5/17/2016 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/05/17/2016)	The CD reflects $1,106.70 vs. actual $1,032.92. Still not correct on post consummation CD in file dated 6/22/2016.						2	05/XX/2016	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925930	Compliance	Compliance	Federal Compliance	TRID Invalid Section A Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 5/17/2016 reflects a Paid To party other than to lender or broker for fee within Origination Charges. (Final/05/17/2016)	The CD reflects Application Fee paid to Lender Affiliate. Still not correct on post consummation CD dated 6/22/2016 in file.						2	05/XX/2016	FL	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925930	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.67 is less than Guideline PITIA months reserves of 9.00.			Reviewer Comment (2016-10-12): Per seller's response, the file was underwritten as a credit grade A as opposed to A+. This is relevant because the reserve requirement is lowered for credit grade A from 9 months to 6 months. As a result, borrower meets the requirement and the exception is cleared. Seller Comment (2016-10-12): Data tape error, loan should be A credit grade. See attached screen shot.	10/12/2016			1	05/XX/2016	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925930	Credit	Credit	Misc	Credit Exception:		The file is missing the final Closing Disclosure from the sale of the borrower's current primary residence. Additional conditions may apply upon receipt.		Reviewer Comment (2016-10-12): Seller provided CD for the sale of the borrower's prior residence. Exception cleared.	10/12/2016			1	05/XX/2016	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925930	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	05/XX/2016	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925930	Compliance	Compliance	Federal Compliance	(Missing Data) QM Test Data Missing - Last Rate Set Date	Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided. Testing will use worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.							2	05/XX/2016	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925930	Compliance	Compliance	Miscellaneous Compliance	Other Compliance Exception (Manual Add)		TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's Title - Closing Fee of $350, Title - Title Search fee of $175, Broker only commission of $299, Listing Agent Commission of $19,500, Sellering Agent Commission of $19,500, HOA Estoppel fee of $195, Title - Florida Surcharge fee of $3.28 and Title - Lien Search fee of $80 were reflected on Seller CD but not on Borrower final CD.		Reviewer Comment (2016-10-12): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B Reviewer Comment (2016-10-12): Escalated to compliance for second review				2	05/XX/2016	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925931	Compliance	Compliance	Miscellaneous Compliance	QM ATR Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/XXX)
Reviewer Comment (2016-10-17): Per seller response, they've updated their ATR/QM status to reflect Non QM based upon the defect that was identified. Exception cleared.

Seller Comment (2016-10-17): Borrower on job for 4 months after extended absence, letter of explanation in file.  10/14/16:  Data tape error should be Non-QM, Meets Galton guidelines page 82 employment gaps that extend beyond 30 days require an explanation letter from the Borrower.

Reviewer Comment (2016-10-12): Agree that LOE is in file. However, borrower is returning from an extended absence.
Per Appendix Q: 4. Consumers Returning to Work After an Extended Absence. A consumer's income may be considered effective and stable when recently returning to work after an extended absence if he/she:  a. Is employed in the current job for six months or longer; and  b. Can document a two year work history prior to an absence from employment using:  i. Traditional employment verifications; and/or  ii. Copies of IRS Form W-2s or pay stubs.  NOTE: An acceptable employment situation includes individuals who took several years off from employment to raise children, then returned to the workforce. c. Important: Situations not meeting the criteria listed above may not be used in qualifying. Extended absence is defined as six months.
This requirement has not been met, exception remains.

Seller Comment (2016-10-12): Borrower on job for 4 months after extended absence, letter of explanation in file.
									10/17/2016			1	05/XX/2016	CT	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	No
200925931	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
Reviewer Comment (2016-10-17): Per seller response, they've updated their ATR/QM status to reflect Non QM based upon the defect that was identified. Exception cured.

Seller Comment (2016-10-17): Borrower on job for 4 months after extended absence, letter of explanation in file.  10/14/16:  Data tape error should be Non-QM, Meets Galton guidelines page 82 employment gaps that extend beyond 30 days require an explanation letter from the Borrower.

Reviewer Comment (2016-10-12): Seller response appears to convey agreement with the TPR firm's designation of Non-QM. Please confirm and also affirm that seller's internal systems will be updated to reflect a designation of Non-QM. If seller's comment was misinterpreted please advise.

Seller Comment (2016-10-12): Should be Non-QM, Meets Galton guidelines page 82 employment gaps that extend beyond 30 days require an explanation letter from the Borrower.
										10/17/2016		2	05/XX/2016	CT	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
200925931	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Interest	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 5/27/2016 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/05/27/2016)							2	05/XX/2016	CT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
200925931	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 5/27/2016 did not disclose number of months for Property Tax under Prepaids. (Final/05/27/2016)							2	05/XX/2016	CT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
200925931	Compliance	Compliance	Federal Compliance	TRID Invalid Section A Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 5/27/2016 reflects a Paid To party other than to lender or broker for fee within Origination Charges. (Final/05/27/2016)	Application fee indicated as paid to Affiliate of Lender.						2	05/XX/2016	CT	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
200925931	Compliance	Compliance	Miscellaneous Compliance	Other Compliance Exception (Manual Add)		TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's Federal Express fee of $60, Home Warranty Fee of $560, Legal Fee of $1,100, Recording fee of $58, Commission Listing $31,820 and Commission Selling of $31,625 were reflected on the Seller CD but were not on the Borrower final CD.		Reviewer Comment (2016-10-12): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B. Reviewer Comment (2016-10-12): Escalated to compliance for second review				2	05/XX/2016	CT	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Non QM	Yes
200925932	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/29/2016)							2	05/XX/2016	UT	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925932	Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.							2	05/XX/2016	UT	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925932	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Late Payment Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 5/24/2016 incorrectly disclosed the terms of the Late Payment. (Final/05/24/2016)							2	05/XX/2016	UT	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925932	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 5/24/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/24/2016)			Reviewer Comment (2016-10-04): Cured on final CD		10/04/2016		2	05/XX/2016	UT	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925932	Compliance	Compliance	Federal Compliance	TRID - Ten Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $8,457.00 exceeds tolerance of $5,687.00 plus 10% or $6,255.70 (0)			Reviewer Comment (2016-10-04): Cured on final CD		10/04/2016		2	05/XX/2016	UT	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925932	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.			Reviewer Comment (2016-10-04): cURED ON FINAL cd.		10/04/2016		2	05/XX/2016	UT	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925932	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of $995.00 exceeds tolerance of $888.00. (73196)			Reviewer Comment (2016-10-04): Cured on final CD.		10/04/2016		2	05/XX/2016	UT	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925932	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $395.00 exceeds tolerance of $.00. (7334)			Reviewer Comment (2016-10-04): Cured on final CD		10/04/2016		2	05/XX/2016	UT	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925933	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/23/2016)							2	06/XX/2016	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925933	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Missing	RESPA (2010): Initial escrow account statement was not provided to the borrower.							2	06/XX/2016	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925933	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 6/8/2016 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/06/08/2016)	CD reflects $3178, calculates to be $3690.96. ($307.58 x 12). Data is still not accurate on subsequent CD.						2	06/XX/2016	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925933	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 6/8/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/06/08/2016)	Imaged file does not contain a seller CD or any other alternate source document which would identify the fees incurred by the seller for testing purposes.		Reviewer Comment (2016-11-02): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B. Reviewer Comment (2016-11-01): Received Seller CD as alternate source doc for testing. In review by AMC and update will be provided upon completion. Reviewer Comment (2016-10-07): Imaged file does not contain a seller CD or any other alternate source document which would identify the fees incurred by the seller for testing purposes.				2	06/XX/2016	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925933	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 6/8/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/08/2016)	CD reflects $335.83, calculates to be $357.50.		Reviewer Comment (2016-10-12): Endorsement Fee was moved to Services Borrower Did Shop for on Post Consummation CD dated 07/11/2016 moving fee out of tolerance testing. Seller Comment (2016-10-12): Disagree. Endorsement Fee was moved to Services Borrower Did Shop for on Post Consummation CD dated 07/11/2016 moving fee out of tolerance testing.		10/12/2016		2	06/XX/2016	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925933	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.	Cure of ($335.83) was reflected, which is insufficient to cure ($357.50)		Reviewer Comment (2016-10-12): Endorsement Fee was moved to Services Borrower Did Shop for on Post Consummation CD dated 07/11/2016 moving fee out of tolerance testing. Seller Comment (2016-10-12): Disagree. Endorsement Fee was moved to Services Borrower Did Shop for on Post Consummation CD dated 07/11/2016 moving fee out of tolerance testing.		10/12/2016		2	06/XX/2016	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925933	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $357.50 exceeds tolerance of $.00. (7564)	Fee not disclosed on LE dated 5/17/2016.		Reviewer Comment (2016-10-12): Endorsement Fee was moved to Services Borrower Did Shop for on Post Consummation CD dated 07/11/2016 moving fee out of tolerance testing. Seller Comment (2016-10-12): Disagree. Endorsement Fee was moved to Services Borrower Did Shop for on Post Consummation CD dated 07/11/2016 moving fee out of tolerance testing.		10/12/2016		2	06/XX/2016	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925933	Compliance	Compliance	Federal Compliance	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Endorsement Fee reflected in section B, should be in section C. Provider used is not listed on SSPL.		Reviewer Comment (2016-10-05): Data was corrected on subsequent CD		10/05/2016		2	06/XX/2016	FL	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925933	Credit	Credit	Misc	Credit Exception:		Lender approved use of asset funds without 100% access letter for joint accounts with the borrower's spouse and children.		Reviewer Comment (2016-10-12): Re-reviewed with seller response considered and agree. Exception cleared. Seller Comment (2016-10-12): Per Seller Guide dated 10/05/16, page 94 in the assets section it is not required and on page 108 is for the Asset Qualifier Program and does not apply. Please see the attached copies.	10/12/2016			1	06/XX/2016	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925933	Compliance	Compliance	Federal Compliance	TRID non-compliant: Missing Seller's Closing Disclosure.								2	06/XX/2016	FL	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925933	Credit	Credit	Credit Documentation	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided				Reviewer Comment (2016-10-12): Exception cleared with documentation provided by seller. Seller Comment (2016-10-12): See attached 24 months cancelled check and copy of lease agreement to support payee.	10/12/2016			1	06/XX/2016	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925934	Credit	Borrower and Mortgage Eligibility	Borrower Eligibility	1003 Error: Citizenship Source Documentation was not provided	Borrower: XXX	No proof of immigration status in file.
Reviewer Comment (2016-12-21): Re-reviewed with seller's response taken into consideration and agree. Exception cleared.

Seller Comment (2016-12-21): Although the initial 1003 has the incorrect box marked on item J of the Declarations section regarding citizenship, the Final 1003 signed by the borrower at closing shows the declaration section was marked correctly showing the borrower as a US Citizen, therefore documentation is not required.  The DriveReport and credit report shows the SSN issued to the borrower.   In addition, the file contains an Authorization to Release SSN verification form signed by the borrower.  The Lender pulled the SSA Verify Report from DataVerify which shows evidence that the SSN and DOB matches.
									12/21/2016			1	06/XX/2016	CA	Investment	Refinance - Cash-out - Other		B	A	B	A	B	A	A	A	N/A	N/A	No
200925935	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/20/2016)							2	06/XX/2016	CA	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
200925936	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.							2	07/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925936	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 7/5/2016 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/07/05/2016)							2	07/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925936	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 7/5/2016 did not disclose number of months for Property Tax under Prepaids. (Final/07/05/2016)							2	07/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925936	Compliance	Compliance	Federal Compliance	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on 3/8/2016 was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/03/08/2016)							2	07/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925936	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.							2	07/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925937	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.98390% or Final Disclosure APR of 8.01900% is in excess of allowable threshold of APOR 3.70% + 1.5%, or 5.20000%. Compliant Higher Priced Loan.							2	07/XX/2016	OR	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200925937	Compliance	Compliance	Federal Compliance	TILA NMLSR - Individual Originator License Status Not Approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.	NMLS database indicates Loan Officer not authorized to represent any Lender / Broker since 3/18/2016 and does not reflects originating Lender.l		Reviewer Comment (2016-10-11): Cleared with documentation provided by seller. Seller Comment (2016-10-11): Please attached from NMLS site which shows that the Loan Officer license is valid and authorized to conduct business with Evergreen as the employer from “3/2016 to Present”. The application was taken on 5/XX/2016.	10/11/2016			1	07/XX/2016	OR	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200925937	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 7/18/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/18/2016)							2	07/XX/2016	OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200925937	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 7/18/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/18/2016)			Reviewer Comment (2016-10-05): Lender cured with post consummation CD dated 7/25/2016, explanation letter to borrower, refund check and evidence of delivery.		10/05/2016		2	07/XX/2016	OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200925937	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.			Reviewer Comment (2016-10-05): Lender cured with post consummation CD dated 7/25/2016, explanation letter to borrower, refund check and evidence of delivery.		10/05/2016		2	07/XX/2016	OR	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200925937	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $.00. (75103)			Reviewer Comment (2016-10-05): Lender cured with post consummation CD dated 7/25/2016, explanation letter to borrower, refund check and evidence of delivery.		10/05/2016		2	07/XX/2016	OR	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200925937	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/16/2016)							2	07/XX/2016	OR	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200925938	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,273.34 exceeds tolerance of $.00. (7200)	Fee was not disclosed on Loan Estimate. There is a COC for rate change at borrower request however it was dated 6/26/16 so not within timeframe of 7/7/16 CD.		Reviewer Comment (2016-10-19): Seller provided clear copy of COC increasing fee due to 2 day extension, clearing the exception. Reviewer Comment (2016-10-12): Processor's cert noted in seller's response was not located in file and file provided as stip is all grey with no printing. Please provide legible copy of processor cert or other COC to clear exception. Seller Comment (2016-10-12): Disagree. There is a signed Processor's Certification in file reflecting that there was a lock extension on 07/07/2016 which resulting in the additional fee.	10/19/2016			1	07/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925938	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.	Cure of $1,273.34 was not provided. There is a COC for rate change at borrower request however it was dated 6/26/16 so not within timeframe of 7/7/16 CD.		Reviewer Comment (2016-10-19): Seller provided clear copy of COC increasing fee due to 2 day extension, clearing the exception. Reviewer Comment (2016-10-12): Processor's cert noted in seller's response was not located in file and file provided as stip is all grey with no printing. Please provide legible copy of processor cert or other COC to clear exception. Seller Comment (2016-10-12): Disagree. There is a signed Processor's Certification in file reflecting that there was a lock extension on 07/07/2016 which resulting in the additional fee.	10/19/2016			1	07/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925938	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 7/11/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/07/11/2016)			Reviewer Comment (2016-10-10): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B. Reviewer Comment (2016-10-07): Exception pending AMC secondary review				2	07/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925938	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 7/11/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/11/2016)	Cure of $1,273.34 was not provided.		Reviewer Comment (2016-10-19): Seller provided clear copy of COC increasing fee due to 2 day extension, clearing the exception.	10/19/2016			1	07/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925938	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/13/2016)							2	07/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925940	Compliance	Compliance	Federal Compliance	TRID Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/15/2016)			Reviewer Comment (2016-10-12): Seller provided edisclosure showing receipt within required time frame, clearing the exception. Seller Comment (2016-10-12): Disagree. E Signature Event Log in file reflects CD was viewed and consented to by borrower's on 07/15/2016 which is within 3 business day requirement.	10/12/2016			1	07/XX/2016	FL	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925940	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,062.00. (9300)			Reviewer Comment (2016-10-05): cured at closing		10/05/2016		2	07/XX/2016	FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925940	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $15,168.04 exceeds tolerance of $.00. (7200)			Reviewer Comment (2016-10-05): Cured at close		10/05/2016		2	07/XX/2016	FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925940	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $4,324.00 exceeds tolerance of $4,013.00. (7567)			Reviewer Comment (2016-10-12): Reselected SSPL provider on fee which reclassified as 10%, clearing exception. Seller Comment (2016-10-12): Disagree. Lender's Title Insurance was paid to Creditor's Service Provider and calculated in the 10% tolerance bucket which in total passed tolerance testing.	10/12/2016			1	07/XX/2016	FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925940	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Non Primary Residence	TRID Final Closing Disclosure 7/18/2016 on a purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/07/18/2016)							2	07/XX/2016	FL	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925942	Compliance	Compliance	Miscellaneous Compliance	QM ATR Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/XXX/XXX)	Borrower's employment history includes a 31 day gap from 12/05/14 to 1/04/15, no LOE was provided.		Reviewer Comment (2016-10-12): Re-reviewed and agree that gap is exactly 30 days. Exception cleared. Seller Comment (2016-10-12): Term date of previous job = 12/XX/2014, start date of new job 01/XX/2015 results in a 30 day gap of employment.	10/12/2016			1	07/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
200925942	Compliance	Compliance	Federal Compliance	TRID Service Provider - Compliant	TILA-RESPA Integrated Disclosure: Settlement Service Provider List did not provide at least one available provider for each settlement service borrower is entitled to shop for or inform borrower they may choose different provider from list.	Service Provider List in file reflects Provider names, however, it is missing the services that are connected to the Service Providers.						2	07/XX/2016	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
200925942	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.	Disclosed APR 5.564%; Last Rate Date Set 6/15/16; Fixed Rate; APOR 3.64% + Cushion 1.5% = Threshold 5.14%. 5.564% > 5.14% = HPQM		Reviewer Comment (2016-10-19): Per seller response, their system has been updated to reflect Higher Priced QM in alignment with TPR designation. Exception cured. Seller Comment (2016-10-19): Agree that loan is a QM Rebuttable Presumption. Our system reflects this as QM Rebuttable Presumption. Updated tape will be provided. Reviewer Comment (2016-10-14): Disclosed APR 5.564%; Last Rate Date Set 6/15/16; Fixed Rate; APOR 3.64% + Cushion 1.5% = Threshold 5.14%. 5.564% > 5.14% = HPQM		10/19/2016		2	07/XX/2016	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
200925943	Credit	Credit	Credit Documentation	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided				Reviewer Comment (2016-10-12): Seller provided a copy of a checking register that shows the rent was sufficiently auto-debited from the borrower's account. Exception cleared. Seller Comment (2016-10-12): See attached 24 months auto bill pay and proof of ownership of property to support payee.	10/12/2016			1	07/XX/2016	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925943	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/30/2016)							2	07/XX/2016	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925943	Compliance	Compliance	Federal Compliance	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.							2	07/XX/2016	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925943	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.	Disclosed APR 5.025%; Last Rate Date Set 8/8/16; Fixed Rate; APOR 3.47% + Cushion 1.5% = Threshold 4.97%. 5.025% > 4.97% = HPQM		Reviewer Comment (2016-10-19): Updated last rate set date to 6/27/16 per rate lock agreement in file and testing results in a designation of Safe Harbor QM which aligns with originator's designation. Exception cleared. Reviewer Comment (2016-10-14): Disclosed APR 5.025%; Last Rate Date Set 8/8/16; Fixed Rate; APOR 3.47% + Cushion 1.5% = Threshold 4.97%. 5.025% > 4.97% = HPQM	10/19/2016			1	07/XX/2016	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925943	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Missing	RESPA (2010): Initial escrow account statement was not provided to the borrower.							2	07/XX/2016	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925943	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 7/26/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/74705)	Hazard insurance premium was $985 annually or $82.08 monthly per CD and dec page, however lender collected $85.00 monthly.
Reviewer Comment (2016-11-17): Seller provided the following cure docs: Letter of Explanation, Proof of Delivery, Corrected CD dated 11/14/16 with the hazard escrow portion of the projected payments corrected. Exception cured.

Reviewer Comment (2016-10-13): The Projected Payments table of the Closing Disclosure is considered a material disclosure, where one would potentially face statutory damages issues plus potential rescission issues (as applicable). As loan is a purchase and not subject to rescission, remediation would include LOE, proof of delivery and re-disclosure of the corrected information.

Seller Comment (2016-10-13): Although the impounds collected were about $3 higher, this would have been shored up by the Servicer once the loan is boarded for servicing.  The Servicer has to reconcile the amounts when the escrow accounts are set-up.  Any discrepancies would result in notifying the borrower and a refund check to them.  This is considered as non-material as the Servicer would remedy once received.
										11/17/2016		2	07/XX/2016	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925943	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 7/26/2016 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/74705)	Hazard insurance premium was $985 annually or $82.08 monthly per CD and dec page, however lender collected $85.00 monthly. This caused total payment to be incorrect.
Reviewer Comment (2016-11-17): Seller provided the following cure docs: Letter of Explanation, Proof of Delivery, Corrected CD dated 11/14/16 with the hazard escrow portion of the projected payments corrected. Exception cured.

Reviewer Comment (2016-10-13): The Projected Payments table of the Closing Disclosure is considered a material disclosure, where one would potentially face statutory damages issues plus potential rescission issues (as applicable). As loan is a purchase and not subject to rescission, remediation would include LOE, proof of delivery and re-disclosure of the corrected information.

Seller Comment (2016-10-13): Although the impounds collected were about $3 higher, this would have been shored up by the Servicer once the loan is boarded for servicing.  The Servicer has to reconcile the amounts when the escrow accounts are set-up.  Any discrepancies would result in notifying the borrower and a refund check to them.  This is considered as non-material as the Servicer would remedy once received.
										11/17/2016		2	07/XX/2016	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925943	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 7/26/2016 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/07/26/2016)	Hazard insurance premium was $985 annually or $82.08 monthly per CD and dec page, however lender collected $85.00 monthly.
Reviewer Comment (2016-11-17): Seller provided acceptable cure docs for the critical exception cited regarding the projected payments on CD page 1, curing those exceptions. However the prepaids was not updated so this exception remains. This is a non-critical exception.

Seller Comment (2016-10-13): Although the impounds collected were about $3 higher, this would have been shored up by the Servicer once the loan is boarded for servicing.  The Servicer has to reconcile the amounts when the escrow accounts are set-up.  Any discrepancies would result in notifying the borrower and a refund check to them.  This is considered as non-material as the Servicer would remedy once received.
												2	07/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925945	Credit	Credit	Misc	Credit Exception:		Translation of Oriental Bank statement dated 6/30/2016 is handwritten. Translation document should be in an appropriate letterhead obtained by a certified translator.
Reviewer Comment (2016-10-19): Re-reviewed documentation in file with seller's response taken into consideration. The bank in question (XXX) is based in XXX so the statement is in Spanish, but all numeric values are in US currency. Imaged file contains: IRA statement 1/1/16-3/13/16 ending balance of $152,561.80 which was translated by a certified court reporter. Copies of the original (untranslated) statement as well as the formal translation are present. Also included is the original untranslated 4/1/16-6/30/16 statement with an ending balance of $152,663.50. The formatting of this statement aligns with that of the prior one. Also included is a handwritten and signed translation of the Spanish contained within the statement to English. Again, all numeric values are in US currency and the translation is limited to section headers. Given this chain of documentation, TPR firm believes the asset account was sufficiently documented. Exception cleared.

Seller Comment (2016-10-19): Previous statement for the account in question dated March 31, 2016 was translated by certified court interpreter, the follow up statement dated June 2016 is similar and the HW translation was accepted.
									10/19/2016			1	08/XX/2016	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200925945	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.	Disclosed APR 5.502%; Last Rate Date Set 7/11/16; Fixed Rate; APOR 3.45% + Cushion 1.5% = Threshold 4.95%. 5.502% > 4.95% = HPQM		Reviewer Comment (2016-10-18): Seller provided updated tape to reflect Higher Priced QM, exception cured. Reviewer Comment (2016-10-14): Disclosed APR 5.502%; Last Rate Date Set 7/11/16; Fixed Rate; APOR 3.45% + Cushion 1.5% = Threshold 4.95%. 5.502% > 4.95% = HPQM		10/18/2016		2	08/XX/2016	FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200925947	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/13/2016)							2	07/XX/2016	AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200925947	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.							2	07/XX/2016	AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200925947	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Escrow	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 7/29/2016 disclosed homeowner's insurance under Initial Escrow Payment at Closing that does not match amount per month calculation. (Final/07/29/2016)							2	07/XX/2016	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200925947	Compliance	Compliance	Federal Compliance	Commission History less than one year	Qualified Mortgage (Dodd-Frank 2014): Commission income earned for less than one (1) year not considered effective income and no valid exceptions. (XXX/XXX)	Missing 2014/2015 commission verification.		Reviewer Comment (2016-10-12): Seller provided sufficient documentation of borrower's 2014 & 2015 commission income. Exception cleared. Seller Comment (2016-10-12): See attached verification 2014 & 2015 W2's in file show commission earned.	10/12/2016			1	07/XX/2016	AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200925947	Compliance	Compliance	Federal Compliance	Commission Justification	Qualified Mortgage (Dodd-Frank 2014): Commission income earned for less than two (2) years not justified or documented. (XXX/XXX)	Missing 2014/2015 commission verification.		Reviewer Comment (2016-10-12): Seller provided sufficient documentation of borrower's 2014 & 2015 commission income. Exception cleared. Seller Comment (2016-10-12): See attached verification 2014 & 2015 W2's in file show commission earned.	10/12/2016			1	07/XX/2016	AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200925947	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.			Reviewer Comment (2016-10-12): Seller provided sufficient documentation of borrower's 2014 & 2015 commission income. Exception cleared.	10/12/2016			1	07/XX/2016	AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200925947	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 7/29/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/07/29/2016)			Reviewer Comment (2016-10-10): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B. Reviewer Comment (2016-10-07): Exception pending AMC secondary review				2	07/XX/2016	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200925947	Credit	Assets	Asset Calculation / Analysis	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of $37,657.33 is less than Guideline Available for Reserves of .	Guidelines require 9 months on subject(9x$3491.28=$31,421.52) and 6 months on each investment property([$863+$799.42]x6=$9,974.52)for total of $41,396.04, verified reserves were only $37,657.33.
Reviewer Comment (2016-10-17): Guidelines require 9 months on subject(9x$3491.28=$31,421.52) and 6 months on each investment property([$799.42]x6=$4796.52)for total of $36218.04, verified reserves were only $37,657.33.  After removing sold property, assets are sufficient, clearing exception.

Seller Comment (2016-10-17): Property located at XXX ($863.) was sold and should not be included in the reserve calculation. Please see attached Final Settlement Statement. 10/14/16: Based on the initial application signed by borrower on 6/XX/16, the 6/28/16 Galton Funding Credit Grade Matrix was used showing reserves are calculated by determining  the subject property PITIA and adding other property PITIAs as applicable.  Please see first reviewer's comments and calculations.

Reviewer Comment (2016-10-12): Seller provided evidence of the sale of a previously owned property. As a result, the reserve requirements are updated as follows: A+ Guidelines require 9 months subject PITIA for the subject plus 6 months on each investment property. Borrower owns 1 investment property after one was liquidated, so 15 months subject PITIA reserves is required. Requirement = $52,369.20 (15 x $3,491.28). Available reserves = $47,664.22. Exception remains.

Reviewer Comment (2016-10-12): Property located at XXX ($863.) was sold and should not be included in the reserve calculation. Please see attached Final Settlement Statement.
									10/17/2016			1	07/XX/2016	AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200925948	Compliance	Loan Package Documentation	Closing / Title	(Doc Error) Security Instrument Error: The loan contains evidence that either "Closing instructions indicating documents to be recorded" or "Statement from closing agent that the documents were sent" were sent for recording (Outside 12 months of closing)		Missing final title or recorded mortgage to verify mortgage was recorded.		Reviewer Comment (2016-10-12): Seller provided recorded DOT, exception cleared.	10/12/2016			1	03/XX/2015	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200925948	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.							2	03/XX/2015	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200925948	Compliance	Compliance	Federal Compliance	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.							2	03/XX/2015	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200925948	Compliance	Compliance	Federal Compliance	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.							2	03/XX/2015	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200925948	Compliance	Compliance	Federal Compliance	RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate	RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.							2	03/XX/2015	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200925948	Compliance	Compliance	Federal Compliance	RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate	RESPA (2010): Interest Rate on Final HUD-1 does not match Note.							2	03/XX/2015	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200925948	Compliance	Compliance	Federal Compliance	RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate	RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.							2	03/XX/2015	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200925950	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 2/17/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/17/2016)	Data is still not accurate on subsequent CDs.						2	02/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925950	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 2/17/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/17/2016)	CD data field is blank, calculates to be $1439.88.		Reviewer Comment (2016-10-26): Seller provided Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD all dated 4/21/2016. Exception properly cured.		10/26/2016		2	02/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925950	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.	Cure for $1439.88 Discount Fee was not provided. Note: File has a copy of $1439.88 refund check dated 4/21/2016 issued to the borrower, however there is no evidence of a corrected CD, letter of explanation or proof of delivery.		Reviewer Comment (2016-10-26): Seller provided Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD all dated 4/21/2016. Exception properly cured.		10/26/2016		2	02/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925950	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,439.88 exceeds tolerance of $.00. (7200)	Fee not disclosed on LE dated 1/14/2016.		Reviewer Comment (2016-10-26): Seller provided Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD all dated 4/21/2016. Exception properly cured.		10/26/2016		2	02/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925950	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 2/XX/2016, prior to three (3) business days from transaction date of 2/XX/2016.			Reviewer Comment (2016-10-03): Lender cured on CD dated 2/24/2016 with a disbursement date of 2/XX/2016.		10/03/2016		2	02/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925950	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.			Reviewer Comment (2016-10-03): Lender cured on re-disclosed LE and subsequent LE's and CD's containing consistent table usage.		10/03/2016		2	02/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925952	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.							2	02/XX/2016	AZ	Second Home	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200925953	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 06/XX/2016 Inspection Date:			Reviewer Comment (2016-12-22): Received disaster inspection dated 12/17/16. Exception cleared.	12/22/2016			1	03/XX/2016	TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200925953	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.77680% or Final Disclosure APR of 6.81400% is in excess of allowable threshold of APOR 3.67% + 1.5%, or 5.17000%. Compliant Higher Priced Loan.							2	03/XX/2016	TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200925953	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 3/8/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/03/08/2016)			Reviewer Comment (2016-10-04): Cured on subsequent CD		10/04/2016		2	03/XX/2016	TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
200925953	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 3/8/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/03/08/2016)			Reviewer Comment (2016-10-07): Exception pending AMC secondary review Reviewer Comment (2016-10-04): Cured on subsequent CD		10/04/2016		2	03/XX/2016	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
200925953	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.							2	03/XX/2016	TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200925954	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 4/15/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/15/2016)	Disclosure reflects Closing Date of 04/19/2016, but transaction consummation (mortgage notary) date was 04/20/2016.						2	04/XX/2016	AZ	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200925955	Compliance	Compliance	State Compliance	Nevada Home Loan (Trust Sale Notice Not Provided)	Nevada Home Loan: Trust Sale Notice not provided to borrower.			Reviewer Comment (2016-10-12): Per compliance: For exceptions related to the Nevada Trust Sale Notice requirement - unless loan is placed in a trust and is in foreclosure process, these exceptions can be cleared. Exception cleared. Reviewer Comment (2016-10-12): Escalated to AMC compliance for review and response Seller Comment (2016-10-12): Please provide further explanation and sample of Trust Sale Notice.	10/12/2016			1	05/XX/2016	NV	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200925955	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,484.00 exceeds tolerance of $.00. (7200)			Reviewer Comment (2016-10-04): Lender cured with $1,484 tolerance cure on post consummation CD, explanation letter to the borrower, refund check and evidence of delivery on 7/7/2016 within 60 days of consummation.		10/04/2016		2	05/XX/2016	NV	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200925955	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 5/27/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/27/2016)			Reviewer Comment (2016-10-04): Lender cured with $1,484 tolerance cure on post consummation CD, explanation letter to the borrower, refund check and evidence of delivery on 7/7/2016 within 60 days of consummation.		10/04/2016		2	05/XX/2016	NV	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200925956	Credit	Assets	Asset Documentation	Assets Error: Accounts are missing		Missing Wells Fargo statement for period ending 04/12/1/2016, guidelines require 2 months of consecutive asset statements.		Reviewer Comment (2016-10-17): Asset not required, clearing exception. Seller Comment (2016-10-17): Subject is at 60% LTV, reserves required using the Galton Funding Loan Program Matrix dated 10/05/15 (based off initial application date of 4/XX/16) would be max of 36 months x subject PITIA $1260.70 = $45385.20. The assets verified in the Citi accounts total $54,430.58 and is sufficient to cover the reserve requirement.	10/17/2016			1	06/XX/2016	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	A	C	A	A	A	A	A	N/A	N/A	No
200925957	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.66900% or Final Disclosure APR of 5.69600% is in excess of allowable threshold of APOR 3.63% + 1.5%, or 5.13000%. Compliant Higher Priced Loan.							2	06/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200925957	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 5.66900% or Final Disclosure APR of 5.69600% is in excess of allowable threshold of APOR 3.63% + 1.5%, or 5.13000%. Compliant Higher Priced Loan.							2	06/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200925957	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 6/10/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/10/2016)			Reviewer Comment (2016-10-03): Lender cured with post consummation CD dated 7/8/2016 reflecting the correct closing date.		10/03/2016		1	06/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200925957	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 6/XX/2016, prior to three (3) business days from transaction date of 6/XX/2016.			Reviewer Comment (2016-10-03): Lender cured on post consummation CD dated 7/8/2016 reflecting the correct closing date of 6/XX/2016 /disbursement date of 6/XX/2016 which provided for the sufficient 3 business days.		10/03/2016		2	06/XX/2016	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200925959	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/20/2016)							2	05/XX/2016	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
200925961	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.	Disclosed APR 5.062%; Last Rate Date Set 4/27/16; ARM (5 year); APOR 3.15% + Cushion 1.5% = Threshold 4.65%. 5.062% > 4.65% = HPQM		Reviewer Comment (2016-10-19): Per seller response, their system has been updated to reflect Higher Priced QM in alignment with TPR designation. Exception cured. Seller Comment (2016-10-19): Agree that loan is a QM Rebuttable Presumption. Our system reflects this as QM Rebuttable Presumption. Updated tape will be provided. Reviewer Comment (2016-10-14): Disclosed APR 5.062%; Last Rate Date Set 4/27/16; ARM (5 year); APOR 3.15% + Cushion 1.5% = Threshold 4.65%. 5.062% > 4.65% = HPQM		10/19/2016		2	06/XX/2016	AZ	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
200925961	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $475.00. (7506)	Fee disclosed as $475 on LE dated 5/2/2016 but disclosed as $575 on Final Closing Disclosure.		Seller Comment (2016-10-12): Disagree. Tolerance cure of $100.00 was provided on CD issued at closing. Reviewer Comment (2016-10-12): Cured at close.		10/12/2016		2	06/XX/2016	AZ	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
200925961	Compliance	Compliance	Federal Compliance	ARM Disclosure Status	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	Document missing from the file.		Reviewer Comment (2016-11-07): Seller provided CHARM Booklet & ARM Disclosure executed on 5/2/16 which was the day that the file changed to an ARM. Exception cleared.	11/07/2016			1	06/XX/2016	AZ	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
200925961	Compliance	Compliance	Federal Compliance	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Document missing from the file.		Reviewer Comment (2016-11-07): Seller provided CHARM Booklet & ARM Disclosure executed on 5/2/16 which was the day that the file changed to an ARM. Exception cleared.	11/07/2016			1	06/XX/2016	AZ	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
200925961	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 6/XX/2016, prior to three (3) business days from transaction date of 6/XX/2016.			Reviewer Comment (2016-10-12): Per seller's comment, re-ordered 6/15 CDs, clearing the exception. Seller Comment (2016-10-12): Disagree. CD in file dated 06/15/2016 reflects a Disbursement date of 06/XX/2016 which is more than 3 days from consummation.	10/12/2016			1	06/XX/2016	AZ	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
200925961	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 6/16/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/16/2016)							2	06/XX/2016	AZ	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
200925965	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Negative Fees	TRID-RESPA Integrated Disclosure - Final Closing Disclosure provided on 6/24/2016 disclosed a negative fee amount. (Final/06/24/2016)	Disclosure reflects a negative fee for (POC Appraisal Reimbursement) in Section (H). This is TRID non-compliant.						2	06/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925965	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 6/24/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/24/2016)	Cure for (Loan Discount Points fee) of ($25.04) was not provided.		Reviewer Comment (2016-10-12): Exception created due to using fee reductions to reset fee tolerances. Per discussions with outside counsel, baseline tolerance adjustments are limited to fee increases; fee reductions on interim disclosures should not reset the tolerance. Exception Cleared.	10/12/2016			1	06/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925965	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.	Cure for (Loan Discount Points fee) of ($25.04) was not provided.
Reviewer Comment (2016-10-12): Exception created due to using fee reductions to reset fee tolerances.  Per discussions with outside counsel, baseline tolerance adjustments are limited to fee increases; fee reductions on interim disclosures should not reset the tolerance.  Exception Cleared.

Seller Comment (2016-10-12): Disagree.  According to previous Counsel opinion since Discount Points were originally disclosed on the Loan Estimate dated 03/28/2016 as $9,709.00, the fact that the fee was lowered and increased on a subsequent CD does not reset the tolerance to amount disclosed on CD dated 06/17/2016.
									10/12/2016			1	06/XX/2016	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925965	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,255.97 exceeds tolerance of $6,230.93. (7200)	Fee disclosed as ($6230.93) on (CD dated 06/17/16), but disclosed as ($6255.97) on Final Closing Disclosure.
Reviewer Comment (2016-10-12): Exception created due to using fee reductions to reset fee tolerances.  Per discussions with outside counsel, baseline tolerance adjustments are limited to fee increases; fee reductions on interim disclosures should not reset the tolerance.  Exception Cleared.

Seller Comment (2016-10-12): Disagree.  According to previous Counsel opinion since Discount Points were originally disclosed on the Loan Estimate dated 03/28/2016 as $9,709.00, the fact that the fee was lowered and increased on a subsequent CD does not reset the tolerance to amount disclosed on CD dated 06/17/2016.
									10/12/2016			1	06/XX/2016	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925965	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 6/XX/2016, prior to three (3) business days from transaction date of 6/XX/2016.	Disbursement date of 06/29/16 reflected on Final CD is prior to Right to Cancel Expiration date of 06/30/16.		Reviewer Comment (2016-10-05): Data was corrected on post close CD (SFIG).		10/05/2016		2	06/XX/2016	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925965	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 6/24/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/06/24/2016)	The reason for no escrow account is blank.		Reviewer Comment (2016-10-05): Data was corrected on post close CD (SFIG).		10/05/2016		2	06/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925965	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 6/24/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/06/24/2016)	Disclosure does not reflect an amount for Closing Costs Financed, but this should be ($10,059.32)						2	06/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925965	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 6/24/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/24/2016)	Disclosure reflects Closing Date of (06/24/16), but transaction consummation (mortgage notary) date was (06/27/16).		Reviewer Comment (2016-10-05): Data was corrected on post close CD (SFIG).		10/05/2016		1	06/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925966	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Additional/05/10/2016)							2	07/XX/2016	WA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200925966	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary/05/26/2016)							2	07/XX/2016	WA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200925966	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.91560% or Final Disclosure APR of 7.97100% is in excess of allowable threshold of APOR 3.70% + 2.5%, or 6.20000%. Compliant Higher Priced Loan.	HPML per lender's compliance testing.						2	07/XX/2016	WA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200925966	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 7/6/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/07/06/2016)	Seller paid fees identified on the Seller's CD are not reflected on the borrower's final CD.		Reviewer Comment (2016-10-10): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B. Reviewer Comment (2016-10-07): Exception pending AMC secondary review				2	07/XX/2016	WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200925966	Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.							2	07/XX/2016	WA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
200925967	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 7/8/2016 did not disclose whether the loan will have an escrow account. (Final/07/08/2016)	The "Estimated Taxes, Insurance & Assessments" (pg 1) and "Escrow Account" Section of the Final CD (pg 4) were left blank. A Post-Close CD issued 8/5/2016 showed these sections properly completed, however the file does not include a letter of explanation to accompany the post-close CD, which would be required to cure this exception.		Reviewer Comment (2016-10-12): Seller provided LOE needed to accompany 8/5 CD, curing the exception. Seller Comment (2016-10-12): Disagree. Letter to borrower in file dated 08/05/2016 reflects CD is available on line and also reflects CD was issued to reflect correct box marked in the Escrow Account section.		10/12/2016		2	07/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925967	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 7/8/2016 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/07/08/2016)	The "Estimated Taxes, Insurance & Assessments" (pg 1) was left blank on the Final CD. A Post-Close CD issued 8/5/2016 showed this section properly completed, however the file does not include a letter of explanation to accompany the post-close CD, which would be required to cure this exception.		Reviewer Comment (2016-10-12): Seller provided LOE needed to accompany 8/5 CD, curing the exception. Seller Comment (2016-10-12): Disagree. Letter to borrower in file dated 08/05/2016 reflects CD is available on line and also reflects CD was issued to reflect correct box marked in the Escrow Account section.		10/12/2016		2	07/XX/2016	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925967	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 7/8/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/07/08/2016)	The "Estimated Taxes, Insurance & Assessments" (pg 1) and "Escrow Account" Section of the Final CD (pg 4) were left blank. A Post-Close CD issued 8/5/2016 showed these sections properly completed, however the file does not include a letter of explanation to accompany the post-close CD, which would be required to cure this exception.		Reviewer Comment (2016-10-12): Seller provided LOE needed to accompany 8/5 CD, curing the exception. Seller Comment (2016-10-12): Disagree. Letter to borrower in file dated 08/05/2016 reflects CD is available on line and also reflects CD was issued to reflect correct box marked in the Escrow Account section.		10/12/2016		2	07/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925968	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 6/16/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/06/16/2016)	CD reflects Closing Costs Financed of $8,015.23 vs actual closing costs financed of $7,355.23. Lender's calculation on CD does not take the $660 POC fees into consideration.						2	06/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200925968	Compliance	Compliance	Federal Compliance	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			Reviewer Comment (2016-11-17): Seller provided the following cure docs: ROR on correct form with new rescission dates which was executed by the borrower on 11/XX/16 confirming receipt, LOE explaining the error, and an attestation that the borrower did not rescind during the new rescission period. Exception cured.		11/17/2016		2	06/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200925969	Credit	Loan Package Documentation	Application / Processing	Flood Certificate Error: Flood zone was not provided.		Flood cert says Zone = "None."						2	07/XX/2016	CA	Investment	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B	B	A	A	N/A	N/A	No
200925969	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/13/2016)	Evidence of borrowers' receipt of appraisal missing from the file.						2	07/XX/2016	CA	Investment	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B	B	A	A	N/A	N/A	No
200925969	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/06/17/2016)	Evidence of borrowers' receipt of appraisal missing from the file.						2	07/XX/2016	CA	Investment	Refinance - Cash-out - Debt Consolidation		B	B	B	B	B	B	A	A	N/A	N/A	No
200925972	Compliance	Compliance	Federal Compliance	TRID Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/13/2016)	Earlier disclosure not provided.		Reviewer Comment (2016-10-12): Found evidence of earlier receipt, clearing exception. Seller Comment (2016-10-12): Disagree. Initial CD was issued and received (per eSign event log) on 06/13/2016 and consummation occurred 06/XX/2016 which is sufficient timing.	10/12/2016			1	06/XX/2016	CA	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925972	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 6/14/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/06/14/2016)			Reviewer Comment (2016-10-10): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B Reviewer Comment (2016-10-07): Exception pending AMC secondary review				2	06/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925972	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 6/14/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/14/2016)							2	06/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925972	Compliance	Compliance	Federal Compliance	TRID - Ten Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $958.00 exceeds tolerance of $350.00 plus 10% or $385.00 (0)	Title fees in incorrect section B versus C and recording fee exceeds 10% tolerance by $60 with no cure found in the file.		Seller Comment (2016-10-12): Disagree. All fees in Section "C" are borrower's provider and are not included in tolerance testing. Recording Fee originally disclosed as $150.00 on LE and should not be reset at CD. Reviewer Comment (2016-10-12): Cured on PC CD 7/20.16.		10/12/2016		2	06/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925972	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.			Reviewer Comment (2016-10-12): Cured on PC CD. Seller Comment (2016-10-12): Disagree. All fees in Section "C" are borrower's provider and are not included in tolerance testing. Recording Fee originally disclosed as $150.00 on LE and should not be reset at CD.		10/12/2016		2	06/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925972	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 10.52 is less than Guideline PITIA months reserves of 15.00.	LTV >80% and borrower's do not meet minimum tradeline requirement. 9 months reserves for >80% LTV and 6 additional months for tradelines. File is missing statement for 401K at 55% for $23,660.32.
Reviewer Comment (2016-10-17): Recalculated assets, they were sufficient, clearing exception.

Seller Comment (2016-10-17): Data tape error, system to be updated to A credit grade.  Verified assets in file are: XXX 401k dated 6/XX/16 x 55% is $11,422.03 + XXX #XXX dated 5/23/16 is $17,760.37 + XXX #XXX dated 5/23/16 is $4,066.03 + Gift $34,000 + XXX 401k dated 3/31/16 x 55% is $17,855.58 + XXX IRA x 55% is $6993.77 + EMD cleared $16,590.00 = Total asssets of $108,687.78 less funds to close $65,235.32 = $43,452.46 available for reserves.  PITI of $3,194.91 x 6 months required for A grade and 6 additional months for tradelines (12) = 38,338.92
									10/17/2016			1	06/XX/2016	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925972	Compliance	Compliance	Federal Compliance	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Title agent not reflected on SSPL and title fees incorrectly in section B versus section C.		Reviewer Comment (2016-10-05): Lender cured on post consummation CD dated 7/20/2016 with the title fees reflected correctly in section C.		10/05/2016		2	06/XX/2016	CA	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925973	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/02/2016)							2	07/XX/2016	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925973	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 7/7/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/07/2016)							2	07/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925973	Credit	Insurance	Insurance Documentation	Missing Document: Hazard Insurance Policy not provided		Only quote in file, actual declarations page missing		Reviewer Comment (2016-10-14): Seller provided full hazard dec page, exception cleared.	10/14/2016			1	07/XX/2016	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925973	Compliance	Compliance	Federal Compliance	TRID non-compliant: Missing Seller's Closing Disclosure.								2	07/XX/2016	CA	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925977	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.02980% or Final Disclosure APR of 8.05900% is in excess of allowable threshold of APOR 3.20% + 2.5%, or 5.70000%. Compliant Higher Priced Loan.							2	06/XX/2016	AZ	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200925977	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 6/18/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/18/2016)	Disclosure reflects Closing Date of 6/18/2016, but transaction consummation (mortgage notary) date was 6/20/2016.						2	06/XX/2016	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200925977	Compliance	Compliance	Federal Compliance	ARM Disclosure Status	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			Reviewer Comment (2016-11-01): The loan file was changed from fixed to ARM on 6/14/2016. Seller provided the early ARM disclosure which was executed and dated on 6/14/2016. Exception cleared.	11/01/2016			1	06/XX/2016	AZ	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200925977	Compliance	Compliance	Federal Compliance	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Reviewer Comment (2016-11-01): The loan file was changed from fixed to ARM on 6/14/2016. Seller provided the early ARM disclosure which was executed and dated on 6/14/2016. That document contains an acknowledgement that the CHARM disclosure was received. Exception cleared.	11/01/2016			1	06/XX/2016	AZ	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200925977	Compliance	Compliance	Miscellaneous Compliance	Other Compliance Exception (Manual Add)		TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Title - Escrow fee of $1,050 and 2nd 1/2 2015 taxes of $3,741.61 were reflected on the Seller's CD, however, not reflected on the Borrower's Final CD.		Reviewer Comment (2016-10-12): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B. Reviewer Comment (2016-10-12): Escalated to compliance for second review				2	06/XX/2016	AZ	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200925978	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/03/2016)							2	07/XX/2016	CA	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
200925979	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 6/13/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/13/2016)			Reviewer Comment (2016-10-05): Cured on subsequent CD.		10/05/2016		1	06/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925979	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 6/13/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/06/13/2016)							2	06/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925979	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller Change - Total Payoffs	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 6/13/2016 incorrectly disclosed whether there was a change in the Total Payoffs and Payments. (Final/06/13/2016)			Reviewer Comment (2016-10-05): Cured on subsequent CD.		10/05/2016		2	06/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925979	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $735.00 exceeds tolerance of $660.00. (7506)			Reviewer Comment (2016-10-05): Cure on final CD		10/05/2016		2	06/XX/2016	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925979	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 6/XX/2016, prior to three (3) business days from transaction date of 7/XX/2016.			Reviewer Comment (2016-10-05): Cured on subsequent CD.		10/05/2016		2	06/XX/2016	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925980	Property	Property - Appraisal	General Appraisal Requirements	Valuation Exception:		Per guidelines, property is ineligible if a single entity owns more than 10%. The subject property is a 3 unit condominium. Borrowers ownership equates to 33%.		Reviewer Comment (2016-10-17): Seller provided CPM condo approval, clearing the exception. Seller Comment (2016-10-17): Single entity ownership does not apply, condo is warrantable and meets Galton guidelines. See attached CPM Project Approval.	10/17/2016			1	07/XX/2016	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	A	A	A	C	A	C	A	N/A	N/A	No
200925980	Compliance	Loan Package Documentation	Application / Processing	(Doc Error) Security Instrument Error: No evidence exists in the file that the documents are recorded or sent for recording (Within 12 months of closing)				Reviewer Comment (2016-10-12): Seller provided recorded DOT, exception cleared.	10/12/2016			1	07/XX/2016	CA	Investment	Refinance - Cash-out - Debt Consolidation		C	A	A	A	C	A	C	A	N/A	N/A	No
200925981	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.	Disclosed APR 5.775%; Last Rate Date Set 6/20/16; Fixed Rate; APOR 3.58% + Cushion 1.5% = Threshold 5.08%. 5.775% > 5.08% = HPQM		Reviewer Comment (2016-10-18): Seller provided updated tape with designation reflected as Higher Priced QM, exception cured. Reviewer Comment (2016-10-14): Disclosed APR 5.775%; Last Rate Date Set 6/20/16; Fixed Rate; APOR 3.58% + Cushion 1.5% = Threshold 5.08%. 5.775% > 5.08% = HPQM		10/18/2016		2	06/XX/2016	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200925981	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 6/29/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/06/29/2016)			Reviewer Comment (2016-10-07): Exception pending AMC secondary review Reviewer Comment (2016-10-06): Cured on subsequent CD.		10/06/2016		2	06/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200925982	Compliance	Compliance	Federal Compliance	Rental Income Documentation - 25% Method	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for 6256 Mell Cave COurt. Lease Agreement not provided or % of gross rents used is greater than 75%. (Non-Subject Investment/25% Vacancy Method)	Missing lease for vacated current residence.
Reviewer Comment (2016-11-08): Re-reviewed file to determine if loan meets guidelines without the rental income derived from this property. Omitting that income results in a DTI of 49%, just below the Non QM guideline max of 50%. Exception cleared.

Reviewer Comment (2016-10-24): Imaged file does not contain a copy of the rental survey, FNMA form 1007. The underwriter included a web search that shows the average rent is $2,087 and there is a handwritten note which indicates they used that figure while awaiting the 1007. The FNMA form 1007 as required by guidelines would be required in order for this exception to be properly addressed.

Seller Comment (2016-10-24): System to be coded as Non-QM due to lack of lease.  Lease is not available as property was not yet rented, used Rental Survey FNMA form 1007.  Please see page 89 of the Galton Seller Guide and rental survey.
									11/08/2016			1	07/XX/2016	NV	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
200925982	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/06/28/2016)							2	07/XX/2016	NV	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
200925982	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (Non-Subject Investment/25% Vacancy Method)	Missing lease for vacated current residence.
Reviewer Comment (2016-11-08): Re-reviewed file to determine if loan meets guidelines without the rental income derived from this property. Omitting that income results in a DTI of 49%, just below the Non QM guideline max of 50%. Exception cleared.

Reviewer Comment (2016-10-24): Imaged file does not contain a copy of the rental survey, FNMA form 1007. The underwriter included a web search that shows the average rent is $2,087 and there is a handwritten note which indicates they used that figure while awaiting the 1007. The FNMA form 1007 as required by guidelines would be required in order for this exception to be properly addressed.

Seller Comment (2016-10-24): System to be coded as Non-QM due to lack of lease.  Lease is not available as property was not yet rented, used Rental Survey FNMA form 1007.  Please see page 89 of the Galton Seller Guide and rental survey.
									11/08/2016			1	07/XX/2016	NV	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
200925982	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
Reviewer Comment (2016-11-08): Re-reviewed file to determine if loan meets guidelines without the rental income derived from this property. Omitting that income results in a DTI of 49%, just below the Non QM guideline max of 50%. Exception cleared.

Reviewer Comment (2016-10-24): Imaged file does not contain a copy of the rental survey, FNMA form 1007. The underwriter included a web search that shows the average rent is $2,087 and there is a handwritten note which indicates they used that figure while awaiting the 1007. The FNMA form 1007 as required by guidelines would be required in order for this exception to be properly addressed.

Seller Comment (2016-10-24): System to be coded as Non-QM due to lack of lease.  Lease is not available as property was not yet rented, used Rental Survey FNMA form 1007.  Please see page 89 of the Galton Seller Guide and rental survey.
									11/08/2016			1	07/XX/2016	NV	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
200925982	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM Fail.
Reviewer Comment (2016-11-08): Seller provided an updated originator designation of Non QM. Re-reviewed file to determine if loan meets guidelines without the rental income derived from this property. Omitting that income results in a DTI of 49%, just below the Non QM guideline max of 50%. Exception cured.

Reviewer Comment (2016-10-24): Imaged file does not contain a copy of the rental survey, FNMA form 1007. The underwriter included a web search that shows the average rent is $2,087 and there is a handwritten note which indicates they used that figure while awaiting the 1007. The FNMA form 1007 as required by guidelines would be required in order for this exception to be properly addressed.

Seller Comment (2016-10-24): System to be coded as Non-QM due to lack of lease.  Lease is not available as property was not yet rented, used Rental Survey FNMA form 1007.  Please see page 89 of the Galton Seller Guide and rental survey.
										11/08/2016		2	07/XX/2016	NV	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
200925982	Compliance	Compliance	Federal Compliance	TRID Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/14/2016)			Reviewer Comment (2016-10-12): Seller coment indicated CD was e consented. Upon rereview, this is correct, clearing exception. Seller Comment (2016-10-12): Disagree. Initial CD was issued and eSigned on 07/14/2016 and consummation occurred 07/XX/2016 which is sufficient timing.	10/12/2016			1	07/XX/2016	NV	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
200925982	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Tax Prepaid Other 1 Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 7/20/2016 did not disclose number of months for Tax Prepaid - Other under Prepaids. (Final/07/20/2016)							2	07/XX/2016	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
200925982	Credit	Income / Employment	Income Documentation	Income Docs Missing:		Missing guideline required rent survey by appraiser, lender used only an estimated rental amount.
Reviewer Comment (2016-11-08): Re-reviewed file to determine if loan meets guidelines without the rental income derived from this property. Omitting that income results in a DTI of 49%, just below the Non QM guideline max of 50%. Exception cleared.

Reviewer Comment (2016-10-24): Imaged file does not contain a copy of the rental survey, FNMA form 1007. The underwriter included a web search that shows the average rent is $2,087 and there is a handwritten note which indicates they used that figure while awaiting the 1007. The FNMA form 1007 as required by guidelines would be required in order for this exception to be properly addressed.

Seller Comment (2016-10-24): Rental Survey located in file, see attached.
									11/08/2016			1	07/XX/2016	NV	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
200925982	Compliance	Compliance	Miscellaneous Compliance	Other Compliance Exception (Manual Add)		TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's Escrow fee of $971.25, Home Warranty fee of $620, Real Estate Commission Buyer / Seller $7,100 / $21,300, Title - ALTA Standard Owners Policy $2,117, Transaction Fee of $775 and UCC Refiling fee of $190 were reflected on Seller CD but not on Borrower final CD.		Reviewer Comment (2016-10-12): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B. Reviewer Comment (2016-10-12): Escalated to compliance for second review				2	07/XX/2016	NV	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
200925982	Credit	Credit	Misc	Credit Exception:		Missing evidence of liquidation of retirement funds for cash to close. Without the liquidation the borrower would not have sufficient funds to close.	After withdrawal penalties, the amount of funds which could be derived from the retirement account is $108,926.95. This is more than sufficient.	Reviewer Comment (2016-11-10): After withdrawal penalties, the amount of funds which could be derived from the retirement account is $108,926.95. This is more than sufficient.			11/10/2016	2	07/XX/2016	NV	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
200925983	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 6/29/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/06/29/2016)	All fees were marked as per CD. No Seller paid fees/charges were apparent.		Reviewer Comment (2016-10-10): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B. Reviewer Comment (2016-10-07): Exception pending AMC secondary review				2	06/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925985	Compliance	Compliance	Federal Compliance	Rental Income Documentation - 25% Method	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX Lease Agreement not provided or % of gross rents used is greater than 75%. (Non-Subject Investment/25% Vacancy Method)	Missing lease agreement.		Reviewer Comment (2016-10-19): Seller guidelines permit 1007 in lieu of lease. Reviewer Comment (2016-10-17): Seller comment indicates that they will be updating their system to reflect Non QM, however the file also fails ATR. This is due to the lack of the use of reasonably reliable third party records. Seller Comment (2016-10-17): Data tape error, system to be coded as Non-QM due to lack of lease. Lease is not available as property was not yet rented, used Rental Survey FNMA form 1007. Please see page 89 of the Galton Seller Guide and rental survey.	10/19/2016			1	07/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200925985	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (Non-Subject Investment/25% Vacancy Method)	Missing lease agreement		Reviewer Comment (2016-10-19): Seller guidelines permit 1007 in lieu of lease. Reviewer Comment (2016-10-17): Seller comment indicates that they will be updating their system to reflect Non QM, however the file also fails ATR. This is due to the lack of the use of reasonably reliable third party records. Seller Comment (2016-10-17): Data tape error, system to be coded as Non-QM due to lack of lease. Lease is not available as property was not yet rented, used Rental Survey FNMA form 1007. Please see page 89 of the Galton Seller Guide and rental survey.	10/19/2016			1	07/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200925985	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.			Reviewer Comment (2016-10-19): Seller guidelines permit 1007 in lieu of lease. Seller Comment (2016-10-17): Data tape error, seller system to be updated to Non-QM and meet Galton's guidelines.	10/19/2016			1	07/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200925985	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM Fail.
Reviewer Comment (2016-10-19): Seller guidelines permit 1007 in lieu of lease. As a result, the loan file is now assigned a QM designation of Non QM and is an ATR pass. (updated from Non QM Fail to Non QM). Seller previously indicated that their system has been updated to reflect Non QM. As a result, the designation align. Exception cured.

Reviewer Comment (2016-10-17): Seller comment indicates that they will be updating their system to reflect Non QM, however the file also fails ATR. This is due to the lack of the use of reasonably reliable third party records.

Seller Comment (2016-10-17): Data tape error, seller system to be updated to Non-QM and meet Galton's guidelines.
										10/19/2016		2	07/XX/2016	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200925985	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 7/13/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/07/13/2016)	Imaged file does not contain a seller CD or any other alternate source document which would identify the fees incurred by the seller for testing purposes.		Reviewer Comment (2016-11-10): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B. Reviewer Comment (2016-10-07): Imaged file does not contain a seller CD or any other alternate source document which would identify the fees incurred by the seller for testing purposes.				2	07/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200925985	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 7/13/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/13/2016)			Reviewer Comment (2016-11-10): Received Valid COC exception has been cleared Reviewer Comment (2016-10-14): Seller comment indicates COC was provided, however the COC in file showing the addition of $200 appraisal fee was dated 7/11/16, while the CD it was added on was dated 7/5/16. Please provide COC within 3 days of change to clear the exception. Seller Comment (2016-10-14): Disagree. Change in Circumstance in file for borrower's request to change loan terms resulting in addition of 2nd Appraisal fee of $200.00.	11/10/2016			1	07/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200925985	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.			Reviewer Comment (2016-11-10): Received Valid COC exception has been cleared. Reviewer Comment (2016-10-14): Seller comment indicates COC was provided, however the COC in file showing the addition of $200 appraisal fee was dated 7/11/16, while the CD it was added on was dated 7/5/16. Please provide COC within 3 days of change to clear the exception. Seller Comment (2016-10-14): Disagree. Change in Circumstance in file for borrower's request to change loan terms resulting in addition of 2nd Appraisal fee of $200.00.	11/10/2016			1	07/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200925985	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $200.00 exceeds tolerance of $.00. (7507)			Reviewer Comment (2016-11-10): Received Valid COC exception has been cleared. Reviewer Comment (2016-10-14): Seller comment indicates COC was provided, however the COC in file showing the addition of $200 appraisal fee was dated 7/11/16, while the CD it was added on was dated 7/5/16. Please provide COC within 3 days of change to clear the exception. Seller Comment (2016-10-14): Disagree. Change in Circumstance in file for borrower's request to change loan terms resulting in addition of 2nd Appraisal fee of $200.00.	11/10/2016			1	07/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200925985	Compliance	Compliance	Federal Compliance	TRID non-compliant: Missing Seller's Closing Disclosure.				Reviewer Comment (2016-11-10): Received Seller CD exception has been cleared.	11/10/2016			1	07/XX/2016	CA	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200925986	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 7/21/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/07/21/2016)			Reviewer Comment (2016-10-12): Corrected typo on CD, clearing exception. Seller Comment (2016-10-12): Disagree. Final TILA Finance Charge testing was performed on Post Consummation CD dated 08/01/2016 with no variance found.	10/12/2016			1	07/XX/2016	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
200925986	Compliance	Compliance	Federal Compliance	ARM Disclosure Timing	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			Reviewer Comment (2016-10-28): Seller provided the executed ARM disclosure dated 7/13/16 which was the same day the loan file was switched to an ARM. Exception cleared. Reviewer Comment (2016-10-26): Seller provided a copy of the COC document which reflects the loan being switched from a fixed rate to an ARM on 7/13/16. We agree with this sequence of events, however the only ARM disclosure in file is dated at closing (7/XX/16) as opposed to within 3 days of the loan file becoming an ARM.	10/28/2016			1	07/XX/2016	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
200925986	Compliance	Compliance	Federal Compliance	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Reviewer Comment (2016-10-28): Seller provided the executed ARM disclosure dated 7/13/16 which was the same day the loan file was switched to an ARM. Contained within the ARM disclosure is an acknowledgment of receipt of the CHARM Booklet. Exception cleared.	10/28/2016			1	07/XX/2016	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
200925986	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.90080% or Final Disclosure APR of 5.90600% is in excess of allowable threshold of APOR 3.06% + 2.5%, or 5.56000%. Compliant Higher Priced Loan.							2	07/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200925986	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 5.90080% or Final Disclosure APR of 5.90600% is in excess of allowable threshold of APOR 3.06% + 2.5%, or 5.56000%. Compliant Higher Priced Loan.							2	07/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200925986	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 7/21/2016 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/07/21/2016)			Reviewer Comment (2016-10-12): Corrected typo on CD, clearing exception.	10/12/2016			1	07/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
200925986	Credit	Credit	Credit Calculation / Analysis	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 554 is less than Guideline representative FICO score of 600.	Middle score of the primary wage earner is 554.		Reviewer Comment (2016-10-17): Recalced income using additional K1 income, primary borrower score qualifies. Seller Comment (2016-10-17): The primary borrower is considered to be XXX, borrower1, as XXX earns more with his side XXX businesses. The borrowers earn similar wages but they are not equal therefore the middle score of the Primary Wage Earner of 622 was used.	10/17/2016			1	07/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
200925987	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/03/2016)	No proof of delivery or receipt of appraisal						2	06/XX/2016	AZ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200925987	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 6/29/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/29/2016)	Closing Disclosure Closing Date(2016-06-30) <> Closing Date(2016-06-29)						2	06/XX/2016	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925987	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 6/29/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/06/29/2016)	No seller paid fees are listed		Reviewer Comment (2016-10-10): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B. Reviewer Comment (2016-10-07): Exception pending AMC secondary review				2	06/XX/2016	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200925990	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.01410% or Final Disclosure APR of 6.02300% is in excess of allowable threshold of APOR 3.52% + 1.5%, or 5.02000%. Compliant Higher Priced Loan.							2	07/XX/2016	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
200925990	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.			Reviewer Comment (2016-10-17): Per seller response, they've updated their ATR/QM status to reflect Non QM based upon the defect that was identified. Exception cured. Seller Comment (2016-10-17): Pension plan is a qualified employer pension plan. Century Link screen shots provided show this is an employer paid plan and established likelihood of 3 years continuance. 1099's show proof of receipt and proof of eligibility for the plan. Seller system to be updated to Non-QM and meet Galton's guidelines.		10/17/2016		2	07/XX/2016	CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
200925990	Compliance	Compliance	Federal Compliance	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (Garcia,Adrian State Street/Pension)	Requires either signed tax returns or pension letter; tax return were provided but not signed and no pension letter.		Reviewer Comment (2016-10-17): Per seller response, they've updated their ATR/QM status to reflect Non QM based upon the defect that was identified. Exception cleared. Seller Comment (2016-10-17): Pension plan is a qualified employer pension plan. Century Link screen shots provided show this is an employer paid plan and established likelihood of 3 years continuance. 1099's show proof of receipt and proof of eligibility for the plan. Seller system to be updated to Non-QM and meet Galton's guidelines.	10/17/2016			1	07/XX/2016	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
200925990	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 7/20/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/20/2016)	No tolerance violation of various 0% and 10% fees due to; Seller paid $11.00 which was a release fee and is typically paid by sellers in the state of CO. Balance of violation was cured at settlement.		Reviewer Comment (2016-10-06): Cured at close.		10/06/2016		2	07/XX/2016	CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
200925990	Compliance	Compliance	Federal Compliance	TRID - Ten Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $163.00 exceeds tolerance of $126.00 plus 10% or $138.60 (0)	Seller paid release of $11.00 which is typical for the state of CO. Adjusted violation is $13.40 due to increase in recording fees and credit report.		Reviewer Comment (2016-10-06): This was cured at settlement.		10/06/2016		2	07/XX/2016	CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
200925990	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.	No tolerance violation of various 0% and 10% fees due to; Seller paid $11.00 which was a release fee and is typically paid by sellers in the state of CO. Balance of violation was cured at settlement.		Reviewer Comment (2016-10-06): Cured at close.		10/06/2016		2	07/XX/2016	CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
200925990	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $60.00 exceeds tolerance of $30.00. (7520)	Fee disclosed as $30.00 on all Loan Estimates, but disclosed as $60.00 on Final Closing Disclosure.		Reviewer Comment (2016-10-06): This was cured at settlement.		10/06/2016		2	07/XX/2016	CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	Yes
200925990	Credit	Credit	Misc	Credit Exception:		File lacks PITI documentation for borrower's investment property.		Reviewer Comment (2016-10-17): Seller provided monthly statement for the property in question which verifies the PITI, exception cleared. Seller Comment (2016-10-17): UW used mortgage statement showing impounds to verify PITI.	10/17/2016			1	07/XX/2016	CO	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Non QM	No
200925991	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/28/2016)							2	07/XX/2016	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200925991	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary/06/28/2016)							2	07/XX/2016	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200925991	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Purpose	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 7/25/2016 disclosed a Purpose that does not match the actual purpose for the loan. (Final/07/25/2016)	The CD reflects loan is a Home Equity Loan. Loan is Cashout Refinance.						2	07/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940032	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.							2	11/XX/2015	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200940032	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/25/2015 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/25/2015)			Reviewer Comment (2016-10-11): Data was corrected on post close CD (SFIG).		10/11/2016		1	11/XX/2015	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940032	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/25/2015 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/25/2015)	Cure for (Second Appraisal fee) of ($675.00) was not provided.		Reviewer Comment (2016-10-11): Seller provided Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD dated 2/22/2016. Exception cured.		10/11/2016		2	11/XX/2015	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940032	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.	Cure for (Second Appraisal fee) of ($675.00) was not provided.		Reviewer Comment (2016-10-11): Seller provided Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD dated 2/22/2016. Exception cured.		10/11/2016		2	11/XX/2015	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940032	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $675.00 exceeds tolerance of $.00. (7507)	Fee was not disclosed on Loan Estimate.		Reviewer Comment (2016-10-11): Seller provided Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD dated 2/22/2016. Exception cured.		10/11/2016		2	11/XX/2015	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940032	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2015, prior to three (3) business days from transaction date of 11/XX/2015.	Disbursement date of 11/28/15 reflected on Final CD is prior to Right to Cancel Expiration date of 12/02/15.		Reviewer Comment (2016-10-11): Data was corrected on post close CD (SFIG).		10/11/2016		2	11/XX/2015	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940033	Compliance	Compliance	Federal Compliance	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.							2	08/XX/2015	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940035	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Interest	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 2/10/2016 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/02/10/2016)	Prepaid Interest was disclosed as ($189.22) per day from (02/12/16) to (02/29/16) for a total of ($3405.96), however this should have reflected interest to (03/01/16						2	02/XX/2016	DC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940035	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 2/10/2016 did not disclose number of months for Property Tax under Prepaids. (Final/02/10/2016)	Line 4 of Section F, number of months is 0.						2	02/XX/2016	DC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940035	Compliance	Compliance	Federal Compliance	TRID Invalid Section A Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 2/10/2016 reflects a Paid To party other than to lender or broker for fee within Origination Charges. (Final/02/10/2016)	Final CD reflects application fee paid to Lender Affiliate.						2	02/XX/2016	DC	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940036	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.65240% or Final Disclosure APR of 6.66400% is in excess of allowable threshold of APOR 4.06% + 2.5%, or 6.56000%. Compliant Higher Priced Loan.							2	01/XX/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940036	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 6.65240% or Final Disclosure APR of 6.66400% is in excess of allowable threshold of APOR 4.06% + 2.5%, or 6.56000%. Compliant Higher Priced Loan.							2	01/XX/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940038	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 1/29/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/29/2016)	Disclosure reflects Closing Date of 2/12/2016, but transaction consummation (mortgage notary) date was 2/21/2016. Data is still not accurate on subsequent CD. Closing date reflected as 2/25/2016						2	02/XX/2016	WA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940038	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 1/29/2016 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/01/29/2016)	Final Closing Disclosure provided on 1/29/2016 disclosed an Appraised Property Value of $2,100,000 that did not match the actual Property Value for the loan of $2,150,000.		Reviewer Comment (2016-09-27): Data was corrected on subsequent CD.		09/27/2016		1	02/XX/2016	WA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940038	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 2/XX/2016, prior to three (3) business days from transaction date of 2/XX/2016.			Reviewer Comment (2016-09-27): Data was corrected on subsequent CD.		09/27/2016		2	02/XX/2016	WA	Primary	Refinance - Cash-out - Home Improvement	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940040	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	LE dated 1/25/16 form was without seller, LEs dated 2/3/16 & 4/2/16 form was with seller. CD dated 4/8/16 form was with seller & CDs dated 4/11/16 & 4/25/16 form was without seller.						2	04/XX/2016	CA	Primary	Refinance - Cash-out - Home Improvement	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940040	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Fee Terminology and Order	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 4/11/2016 did not use the same fee terminology or did not list the fees in the same sequential order as the Loan Estimate. (Final/04/11/2016)	All the LE's have "Title" verbiage for Section C fee descriptions, all CD's provided do not have the "Title" verbiage for Section C fee descriptions. Data is still not accurate on subsequent CD.						2	04/XX/2016	CA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940041	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.							2	02/XX/2016	FL	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
200940041	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal 1007 Rent Schedule. Fee Amount of $300.00 exceeds tolerance of $.00. (7543)	Fee was not disclosed on the Loan Estimate.		Reviewer Comment (2016-09-27): Cure provided on Final CD.		09/27/2016		2	02/XX/2016	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940043	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 2/25/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/25/2016)	Disclosure reflects Closing Date of 02/26/2016, but transaction consummation (mortgage notary) date was 02/25/2016. Note: Data is still not accurate on subsequent CD.						2	02/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940043	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-350.00. (9300)	LE dated 2/12/16 reflects $350 Lender Credit. CDs reflect $350 Lender Credit which includes $350 tolerance cure for net Lender Credit of $0.00. Valid Changed Circumstance not found in file to justify this decreased Lender Credit.		Reviewer Comment (2016-09-27): This was cured at settlement.		09/27/2016		2	02/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940043	Compliance	Compliance	Federal Compliance	TRID Loan Estimate 5 Year Paid Off	TILA-RESPA Integrated Disclosure - Comparisons: Loan Estimate provided on 1/12/2016 did not disclose the total principal paid off in 5 years. (Initial/01/12/2016)	Data field is blank.		Reviewer Comment (2016-09-27): Data is corrected on subsequent disclosure.		09/27/2016		2	02/XX/2016	CA	Primary	Purchase	Can Only Cure by Final LE, not on CD Once the initial CD is issued this cannot be cured	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940043	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.			Reviewer Comment (2016-09-27): This was cured at settlement		09/27/2016		2	02/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940043	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee. Fee Amount of $150.00 exceeds tolerance of $.00. (75190)	Fee was not disclosed on Loan Estimate.		Reviewer Comment (2016-09-27): This was cured at settlement.		09/27/2016		2	02/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940045	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/28/2016)							2	03/XX/2016	CO	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940045	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.			Reviewer Comment (2016-10-11): Data was corrected on subsequent CDs		10/11/2016		2	03/XX/2016	CO	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940045	Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 3/9/2016 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/03/09/2016)	Tax Service Fee. Data is still not accurate on subsequent CD.						2	03/XX/2016	CO	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940045	Compliance	Compliance	Federal Compliance	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.							2	03/XX/2016	CO	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940048	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/03/08/2016)	Report date 3/8/2016. Provided date 2/22/2016. Effective date 2/20/2016.						2	03/XX/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940048	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 3/24/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/24/2016)	Disclosure reflects Closing Date of (3/24/2016), but transaction consummation (mortgage notary) date was (3/28/2016).		Reviewer Comment (2016-09-27): Data was corrected on subsequent CD.		09/27/2016		1	03/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940048	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Discount Point Percentage	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 3/24/2016 did not disclose Discount Point percentage. (Final/03/24/2016)			Reviewer Comment (2016-09-27): Data was corrected on updated CD		09/27/2016		2	03/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940048	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Summaries Of Transactions - Cash From To Borrower	TILA-RESPA Integrated Disclosure - Summaries of Transactions: Final Closing Disclosure provided on 3/24/2016 disclosed an Amount of Cash to Close that does not match the Final value of Cash to Close in the Calculating Cash to Close table. (Final/03/24/2016)	Summaries of Transactions reflects $81,323.72 Calculating Cash to Close reflects $431,293.72.		Reviewer Comment (2016-09-27): Data was corrected on updated CDs		09/27/2016		2	03/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940048	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.							2	03/XX/2016	CA	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940049	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 4/1/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/01/2016)	Disclosure reflects Closing Date of 04/01/2016, but transaction consummation (mortgage notary) date was 04/02/2016. Note; This is not corrected on the post closing CD.						2	04/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940049	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 4/1/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/68770)	CD indicates $1,507.88, the correct amount is $1,506.88.		Reviewer Comment (2016-09-28): This is corrected on the post closing CD.		09/28/2016		2	04/XX/2016	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940049	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 4/1/2016 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/68771)	CD indicates $1,507.88, the correct amount is $1,506.88.		Reviewer Comment (2016-09-28): This is corrected on the post closing CD.		09/28/2016		2	04/XX/2016	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940049	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 4/1/2016 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/68772)	CD indicates $1,507.88, the correct amount is $1,506.88.		Reviewer Comment (2016-09-28): This is corrected on the post closing CD.		09/28/2016		2	04/XX/2016	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940049	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 4/1/2016 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/68773)	CD indicates $1,507.88, the correct amount is $1,506.88.		Reviewer Comment (2016-09-28): This is corrected on the post closing CD.		09/28/2016		2	04/XX/2016	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940049	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 4/1/2016 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/68770)	Payment amount is indicated to be $5,778.86. This amount should be $5,777.86.		Reviewer Comment (2016-09-28): This is corrected on the post closing CD.		09/28/2016		2	04/XX/2016	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940049	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.							2	04/XX/2016	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200940051	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 4/15/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/15/2016)	Disclosure reflects Closing Date of (04/14/16), but transaction consummation (mortgage notary) date was (04/15/16).						2	04/XX/2016	AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940051	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 4/15/2016 did not disclose number of months for homeowner's insurance under Prepaids. (Final/04/15/2016)	Line 1 of Section F, number of months is blank.						2	04/XX/2016	AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940052	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 3/25/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/25/2016)	Disclosure reflects Closing Date of (03/25/16), but transaction consummation (mortgage notary) date was (03/26/16).						2	03/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940052	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.							2	03/XX/2016	CA	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940054	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/05/2016)							2	04/XX/2016	VA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940054	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.							2	04/XX/2016	VA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940054	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 4/25/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/04/25/2016)							2	04/XX/2016	VA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940057	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 4/7/2016 did not disclose number of months for homeowner's insurance under Prepaids. (Final/04/07/2016)							2	04/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940057	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Tax Prepaid Other 1 Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 4/7/2016 did not disclose number of months for Tax Prepaid - Other under Prepaids. (Final/04/07/2016)							2	04/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940057	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Tax Prepaid Other 2 Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 4/7/2016 did not disclose number of months for Tax Prepaid - Other under Prepaids. (Final/04/07/2016)							2	04/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940060	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.41480% or Final Disclosure APR of 6.43600% is in excess of allowable threshold of APOR 3.63% + 2.5%, or 6.13000%. Compliant Higher Priced Loan.							2	04/XX/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200940060	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 6.41480% or Final Disclosure APR of 6.43600% is in excess of allowable threshold of APOR 3.63% + 2.5%, or 6.13000%. Compliant Higher Priced Loan.							2	04/XX/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200940060	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 4/19/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/19/2016)	Note/Mtg dated 4/19/16. CD disclosed closing date of 4/20/16.						2	04/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940060	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 4/19/2016 did not disclose number of months for Property Tax under Prepaids. (Final/04/19/2016)	Number of months not disclosed for Property Tax under Prepaids						2	04/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940060	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 4/19/2016 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/04/19/2016)	Total Interest Percentage stated on Closing Disclosure is 124.79% however calculated Total Interest Percentage is 124.786%. Variance 0.004						2	04/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940061	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 4/14/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/14/2016)			Reviewer Comment (2016-09-28): Data was corrected on post close CD		09/28/2016		1	04/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Non QM	Non QM	Yes
200940062	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.53430% or Final Disclosure APR of 7.57300% is in excess of allowable threshold of APOR 3.75% + 2.5%, or 6.25000%. Compliant Higher Priced Loan.							2	04/XX/2016	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200940062	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 7.53430% or Final Disclosure APR of 7.57300% is in excess of allowable threshold of APOR 3.75% + 2.5%, or 6.25000%. Compliant Higher Priced Loan.							2	04/XX/2016	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200940062	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 4/12/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/12/2016)	Disclosure reflects Closing Date of 04/12/2016, but transaction consummation (mortgage notary) date was 04/13/2016. Note: This was not corrected on the post funding CD.						2	04/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940062	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.35 is less than Guideline PITIA months reserves of 9.00.	1003 indicates $44,973 vested in a retirement fund; documentation was not provided. Please note, guidelines require 6 months, not 9 months as stated in the canned portion of this exception. Borrower is short by 1.65 months.	Borrower has a disposable income of $11,932.41	Reviewer Comment (2016-11-10): Borrower has a disposable income of $11,932.41			11/10/2016	2	04/XX/2016	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200940064	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.13320% or Final Disclosure APR of 6.13800% is in excess of allowable threshold of APOR 3.62% + 2.5%, or 6.12000%. Compliant Higher Priced Loan.							2	04/XX/2016	NC	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200940064	Compliance	Compliance	State Compliance	North Carolina Rate Spread Threshold Test	North Carolina Rate Spread Home Loan: APR on subject loan of 6.13320% or Final Disclosure APR of 6.13800% is in excess of allowable threshold of APOR 3.62% + 2.5%, or 6.12000%. Compliant Rate Spread Home Loan.							2	04/XX/2016	NC	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200940065	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 5/3/2016 did not disclose number of months for homeowner's insurance under Prepaids. (Final/05/03/2016)							2	05/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940065	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Other 1 Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 5/3/2016 did not disclose number of months for Prorated HOA dues to Seller under Prepaids. (Final/05/03/2016)							2	05/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940065	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Other 2 Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 5/3/2016 did not disclose number of months for Prorated taxes to Seller under Prepaids. (Final/05/03/2016)							2	05/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940066	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 5/12/2016 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/05/12/2016)	Closing Disclosure dated 5/12/2016 reflects appraised value of $1,000,000; actual Property Value per appraisal is $950,0000						2	05/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940066	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 5/XX/2016, prior to three (3) business days from transaction date of 5/XX/2016.			Reviewer Comment (2016-09-28): Data was corrected on post close CD		09/28/2016		2	05/XX/2016	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940067	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/25/2015)							2	10/XX/2015	FL	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940067	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.14746% or Final Disclosure APR of 8.21500% is in excess of allowable threshold of APOR 3.84% + 1.5%, or 5.34000%. Compliant Higher Priced Loan.							2	10/XX/2015	FL	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940070	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.61240% or Final Disclosure APR of 5.61900% is in excess of allowable threshold of APOR 3.20% + 1.5%, or 4.70000%. Compliant Higher Priced Loan.							2	12/XX/2015	AZ	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200940070	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 12/23/2015 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/12/23/2015)			Reviewer Comment (2016-10-11): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B.				2	12/XX/2015	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940070	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.							2	12/XX/2015	AZ	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
200940073	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.							2	12/XX/2015	FL	Primary	Purchase		C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	No
200940073	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.							2	12/XX/2015	FL	Primary	Purchase		C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	No
200940073	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/15/2015 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/15/2015)			Reviewer Comment (2016-10-17): Exception created due to using fee reductions to reset fee tolerances. Per discussions with outside counsel, baseline tolerance adjustments are limited to fee increases; fee reductions on interim disclosures should not reset the tolerance. Exception Cleared.	10/17/2016			1	12/XX/2015	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940073	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.							2	12/XX/2015	FL	Primary	Purchase	No Defined Cure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	No
200940073	Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 12/15/2015 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/12/15/2015)	The credit report fee is payable to the Broker.						2	12/XX/2015	FL	Primary	Purchase	Good Faith Redisclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940073	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-11,358.00. (9300)			Reviewer Comment (2016-10-17): Exception created due to using fee reductions to reset fee tolerances. Per discussions with outside counsel, baseline tolerance adjustments are limited to fee increases; fee reductions on interim disclosures should not reset the tolerance. Exception Cleared. Reviewer Comment (2016-10-11): COC does not reflect change to lender credit, unable to clear exception. Seller Comment (2016-10-11): Disagree, Lender Credit was removed upon changed circumstance which reflected cost to borrower for new rate.	10/17/2016			1	12/XX/2015	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940073	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing vs Closing Disclosure	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (Initial/10/19/2015)	File contains a CD issued on 10/7/15, prior to the application date of 10/14/15. There was an LE issued on 10/19/15, after a CD was issued on 10/7/15.		Reviewer Comment (2016-10-11): Seller comment indicates CD was not generated by lender, however it was still disclosed to the borrower as it was hand signed by borrower. Unable to cure exception. Seller Comment (2016-10-11): File contains a signed processor's cert that the CD with an issue date of 10/07/2015 was an error and not generated by the Lender.				3	12/XX/2015	FL	Primary	Purchase	No Defined Cure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	No
200940073	Compliance	Compliance	Federal Compliance	TRID - Ten Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $822.50 exceeds tolerance of $147.50 plus 10% or $162.25 (0)			Reviewer Comment (2016-10-17): Exception created due to using fee reductions to reset fee tolerances. Per discussions with outside counsel, baseline tolerance adjustments are limited to fee increases; fee reductions on interim disclosures should not reset the tolerance. Exception Cleared. Reviewer Comment (2016-10-11): Please provide a breakdown of 10% fees for comparison. Seller Comment (2016-10-11): 0% tolerance violation from our system reflects $81.90 total.	10/17/2016			1	12/XX/2015	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940073	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.
Reviewer Comment (2016-10-17): Exception created due to using fee reductions to reset fee tolerances.  Per discussions with outside counsel, baseline tolerance adjustments are limited to fee increases; fee reductions on interim disclosures should not reset the tolerance.  Exception Cleared.

Reviewer Comment (2016-10-11): Seller agrees with defect. Remediation would include: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. However, the defect was initially reported by TPR on 7/22/2016. The 60 day window from discovery has elapsed.

Seller Comment (2016-10-11): Tolerance cure is short by $2,670.78.
									10/17/2016			1	12/XX/2015	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940073	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $475.00. (7506)
Reviewer Comment (2016-10-17): Exception created due to using fee reductions to reset fee tolerances.  Per discussions with outside counsel, baseline tolerance adjustments are limited to fee increases; fee reductions on interim disclosures should not reset the tolerance.  Exception Cleared.

Reviewer Comment (2016-10-11): Seller agrees with defect. Remediation would include: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. However, the defect was initially reported by TPR on 7/22/2016. The 60 day window from discovery has elapsed.

Seller Comment (2016-10-11): Agree, fee was reflected as from Creditor's list and was actually no on the creditor's list making it a zero tolerance fee. Galton would like AMC's opinion on acceptable cure.
									10/17/2016			1	12/XX/2015	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940073	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title Surcharge. Fee Amount of $3.28 exceeds tolerance of $.00. (7543)
Reviewer Comment (2016-10-17): Exception created due to using fee reductions to reset fee tolerances.  Per discussions with outside counsel, baseline tolerance adjustments are limited to fee increases; fee reductions on interim disclosures should not reset the tolerance.  Exception Cleared.

Reviewer Comment (2016-10-11): Seller agrees with defect. Remediation would include: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. However, the defect was initially reported by TPR on 7/22/2016. The 60 day window from discovery has elapsed.

Seller Comment (2016-10-11): Agree, a changed circumstance was applied when the form in file did not reflect these changes. Galton would like AMC's opinion on acceptable cure.
									10/17/2016			1	12/XX/2015	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940073	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $265.25 exceeds tolerance of $.00. (7564)
Reviewer Comment (2016-10-17): Exception created due to using fee reductions to reset fee tolerances.  Per discussions with outside counsel, baseline tolerance adjustments are limited to fee increases; fee reductions on interim disclosures should not reset the tolerance.  Exception Cleared.

Reviewer Comment (2016-10-11): Seller agrees with defect. Remediation would include: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. However, the defect was initially reported by TPR on 7/22/2016. The 60 day window from discovery has elapsed.

Seller Comment (2016-10-11): Agree, a changed circumstance was applied when the form in file did not reflect these changes. Galton would like AMC's opinion on acceptable cure.
									10/17/2016			1	12/XX/2015	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940073	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $2,402.50 exceeds tolerance of $.00. (7567)
Reviewer Comment (2016-10-17): Exception created due to using fee reductions to reset fee tolerances.  Per discussions with outside counsel, baseline tolerance adjustments are limited to fee increases; fee reductions on interim disclosures should not reset the tolerance.  Exception Cleared.

Reviewer Comment (2016-10-11): Seller agrees with defect. Remediation would include: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. However, the defect was initially reported by TPR on 7/22/2016. The 60 day window from discovery has elapsed.

Seller Comment (2016-10-11): Agree, fee was reflected as from Creditor's list and was actually not on the creditor's list making it a zero tolerance fee. Galton would like AMC's opinion on acceptable cure.
									10/17/2016			1	12/XX/2015	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940074	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 2/24/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/02/24/2016)	The calculation would be Loan Amount less Payoffs. If this is <=0, then there are no financed closing costs. If this is >0, then the closing costs financed is the lesser of this amount or the Total Closing Costs (J) – POC amount.						2	02/XX/2016	NJ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940074	Compliance	Compliance	Federal Compliance	TRID Invalid Section A Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 2/24/2016 reflects a Paid To party other than to lender or broker for fee within Origination Charges. (Final/02/24/2016)	The application fee is identified as paid to a lender affiliate. If this is so, it should be identified as a section "B" fee.						2	02/XX/2016	NJ	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940076	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.83310% or Final Disclosure APR of 5.83300% is in excess of allowable threshold of APOR 4.09% + 1.5%, or 5.59000%. Compliant Higher Priced Loan.							2	06/XX/2015	CA	Primary	Refinance - Cash-out - Other		D	B	A	A	D	B	A	A	Non QM	Non QM	No
200940076	Compliance	Loan Package Documentation	Closing / Title	Missing Final HUD-1	Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.			Reviewer Comment (2016-10-14): Seller provided stamped CTC final HUD, exception cleared.	10/14/2016			1	06/XX/2015	CA	Primary	Refinance - Cash-out - Other		D	B	A	A	D	B	A	A	Non QM	Non QM	No
200940076	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 5.83310% or Final Disclosure APR of 5.83300% is in excess of allowable threshold of APOR 4.09% + 1.5%, or 5.59000%. Compliant Higher Priced Loan.							2	06/XX/2015	CA	Primary	Refinance - Cash-out - Other		D	B	A	A	D	B	A	A	Non QM	Non QM	No
200940076	Compliance	Compliance	Federal Compliance	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation			Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing				3	06/XX/2015	CA	Primary	Refinance - Cash-out - Other		D	B	A	A	D	B	A	A	Non QM	Non QM	No
200940079	Compliance	Compliance	Federal Compliance	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.							2	07/XX/2015	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940080	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.74364% or Final Disclosure APR of 5.74400% is in excess of allowable threshold of APOR 4.06% + 1.5%, or 5.56000%. Compliant Higher Priced Loan.							2	07/XX/2015	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940080	Compliance	Compliance	Federal Compliance	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.							2	07/XX/2015	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940080	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 5.74364% or Final Disclosure APR of 5.74400% is in excess of allowable threshold of APOR 4.06% + 1.5%, or 5.56000%. Compliant Higher Priced Loan.							2	07/XX/2015	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940081	Compliance	Compliance	Federal Compliance	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.							2	07/XX/2015	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940083	Compliance	Compliance	Federal Compliance	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.							2	07/XX/2015	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940084	Compliance	Compliance	Federal Compliance	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.							2	08/XX/2015	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940085	Compliance	Compliance	Federal Compliance	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.							2	09/XX/2015	CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940086	Compliance	Compliance	Federal Compliance	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.							2	09/XX/2015	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940087	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.							2	03/XX/2016	CA	Primary	Refinance - Cash-out - Home Improvement		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200940087	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.							2	03/XX/2016	CA	Primary	Refinance - Cash-out - Home Improvement		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200940090	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of Non QM Fail.	Originator's tape indicates that loan file is Non-QM, which TPR firm agrees with. Although the loan file did not pass all parameters of ATR testing, based on the loan meeting the sellers guidelines, the TPR firm's designation is Non-QM Risk.		Reviewer Comment (2016-10-11): Originator's tape indicates that loan file is Non-QM, which TPR firm agrees with. However, loan guidelines contain some risk related to ATR testing, subsequently the TPR firm's designation was modified to Non-QM Risk instead of Non QM Fail.				2	01/XX/2016	OR	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	A	A	C	C	A	A	Non QM	ATR Risk	Yes
200940090	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2016-10-11): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan				2	01/XX/2016	OR	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	ATR Risk	No
200940090	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines Do Not Address 8 ATR Factors	Ability to Repay (Dodd-Frank 2014): Guidelines provided do not address all 8 factors of ATR.	In order to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2016-10-11): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan				2	01/XX/2016	OR	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	ATR Risk	No
200940090	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 1/13/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/01/13/2016)			Reviewer Comment (2016-10-11): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B.				2	01/XX/2016	OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	ATR Risk	Yes
200940090	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 1/13/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/01/13/2016)
Reviewer Comment (2016-11-17): Seller provided a post consummation CD dated 10/24/16 with the error corrected, email tracking for proof of delivery and an LOE to the borrower explaining the defect. While these cure docs are sufficient, they were issued outside the 60 day window from discovery, TPR firm reported the exception on 8/12/16.

Reviewer Comment (2016-10-11): Seller agrees with defect. Remediation would include: Letter of Explanation & Corrected Closing Disclosure within 60 days of discovery. However, the defect was initially reported by TPR on 8/12/2016. The 60 day window from discovery has elapsed.
												3	01/XX/2016	OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	ATR Risk	Yes
200940090	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 1/13/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/13/2016)							2	01/XX/2016	OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	ATR Risk	Yes
200940090	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.							2	01/XX/2016	OR	Primary	Purchase	No Defined Cure	C	C	A	A	C	C	A	A	Non QM	ATR Risk	No
200940091	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.04490% or Final Disclosure APR of 7.06900% is in excess of allowable threshold of APOR 4.00% + 2.5%, or 6.50000%. Compliant Higher Priced Loan.							2	02/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200940091	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Not Provided Timely	RESPA (2010): Initial escrow account statement was not provided to the borrower at closing.							2	02/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200940091	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 7.04490% or Final Disclosure APR of 7.06900% is in excess of allowable threshold of APOR 4.00% + 2.5%, or 6.50000%. Compliant Higher Priced Loan.							2	02/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200940091	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 2/16/2016 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/02/16/2016)	Monthly amount reflects $171.67, however prepaid homeowner's insurance reflects $1201.17, should be $1030.02.						2	02/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940091	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 2/XX/2016, prior to three (3) business days from transaction date of 2/XX/2016.			Reviewer Comment (2016-09-29): Corrected on post consummation CD		09/29/2016		2	02/XX/2016	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940092	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 1/4/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/04/2016)							2	01/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940092	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.							2	01/XX/2016	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200940092	Compliance	Compliance	Federal Compliance	TRID Service Provider - Compliant	TILA-RESPA Integrated Disclosure: Settlement Service Provider List did not provide at least one available provider for each settlement service borrower is entitled to shop for or inform borrower they may choose different provider from list.	Settlement Service Provider List in file is not TRID compliant (references GFE).						2	01/XX/2016	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200940092	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.			Reviewer Comment (2016-10-11): Cure of $51.50 was provided on the Final CD.		10/11/2016		2	01/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940092	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $225.00 exceeds tolerance of $175.00. (75103)	Fee disclosed as ($175.00) on (LE dated 11/10/15), but disclosed as ($225.00) on Final Closing Disclosure.		Reviewer Comment (2016-10-11): Cure of $51.50 was provided on the Final CD.		10/11/2016		2	01/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940095	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/04/2016)							2	01/XX/2016	FL	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940095	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.89360% or Final Disclosure APR of 6.94300% is in excess of allowable threshold of APOR 4.02% + 1.5%, or 5.52000%. Compliant Higher Priced Loan.							2	01/XX/2016	FL	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940095	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller Change - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 1/25/2016 incorrectly disclosed whether there was a change in the Closing Costs Financed. (Final/01/25/2016)	Calculating Cash to Close' Loan estimate column shows -$10,348.00; Final column shows -$11,461.00. Did this change = NO, this should say YES.						2	01/XX/2016	FL	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940095	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller Change - Funds For Borrower	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 1/25/2016 incorrectly disclosed whether there was a change in the Funds for Borrower. (Final/01/25/2016)	Calculating Cash to Close' Loan estimate column shows -$8,589; Final column shows -$5,762.33. Did this change = NO, this should say YES.						2	01/XX/2016	FL	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940096	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/23/2015)	No evidence that borrower received copy of appraisal.						2	01/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200940096	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 1/26/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/01/26/2016)			Reviewer Comment (2016-10-11): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B.				2	01/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940098	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.58760% or Final Disclosure APR of 6.02400% is in excess of allowable threshold of APOR 3.28% + 2.5%, or 5.78000%. Compliant Higher Priced Loan.							2	02/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200940098	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 4.58760% or Final Disclosure APR of 6.02400% is in excess of allowable threshold of APOR 3.28% + 2.5%, or 5.78000%. Compliant Higher Priced Loan.							2	02/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200940098	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.							2	02/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940098	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure AIR Table Minimum Interest Rate	TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 2/3/2016 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/02/03/2016)	Per the CD the floor rate is 5.875, per the Note the floor rate is silent and assumed to be the margin of 2.5%		Reviewer Comment (2016-10-11): Seller provided the following: Revised lender CD issued 9/26/2016 which properly reflects the floor rate as 2.5% and the payment streams updated accordingly, new rescission notice, detailed email to the borrower explaining the error, FedEx label for the borrower to return the ROR in the event they opt to rescind, and evidence of the borrowers authorization to receive edisclosures from origination. Exception cured.		10/11/2016		2	02/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940098	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 2/3/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/02/03/2016)	Disclosure reflects Closing Date of (02/03/16), but transaction consummation (mortgage notary) date was (02/04/16).						2	02/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940098	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 2/3/2016 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/78445)	Per the CD the floor rate is 5.875, per the Note the floor rate is silent and assumed to be the margin of 2.5%		Reviewer Comment (2016-10-11): Seller provided the following: Revised lender CD issued 9/26/2016 which properly reflects the floor rate as 2.5% and the payment streams updated accordingly, new rescission notice, detailed email to the borrower explaining the error, FedEx label for the borrower to return the ROR in the event they opt to rescind, and evidence of the borrowers authorization to receive edisclosures from origination. Exception cured.		10/11/2016		2	02/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940098	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 2/3/2016 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/78446)	Per the CD the floor rate is 5.875, per the Note the floor rate is silent and assumed to be the margin of 2.5%		Reviewer Comment (2016-10-11): Seller provided the following: Revised lender CD issued 9/26/2016 which properly reflects the floor rate as 2.5% and the payment streams updated accordingly, new rescission notice, detailed email to the borrower explaining the error, FedEx label for the borrower to return the ROR in the event they opt to rescind, and evidence of the borrowers authorization to receive edisclosures from origination. Exception cured.		10/11/2016		2	02/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940098	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 2/3/2016 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/78447)	Per the CD the floor rate is 5.875, per the Note the floor rate is silent and assumed to be the margin of 2.5%		Reviewer Comment (2016-10-11): Seller provided the following: Revised lender CD issued 9/26/2016 which properly reflects the floor rate as 2.5% and the payment streams updated accordingly, new rescission notice, detailed email to the borrower explaining the error, FedEx label for the borrower to return the ROR in the event they opt to rescind, and evidence of the borrowers authorization to receive edisclosures from origination. Exception cured.		10/11/2016		2	02/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940098	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 2/3/2016 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/02/03/2016)	Per the CD the floor rate is 5.875, per the Note the floor rate is silent and assumed to be the margin of 2.5%		Reviewer Comment (2016-10-11): Seller provided the following: Revised lender CD issued 9/26/2016 which properly reflects the floor rate as 2.5% and the payment streams updated accordingly, new rescission notice, detailed email to the borrower explaining the error, FedEx label for the borrower to return the ROR in the event they opt to rescind, and evidence of the borrowers authorization to receive edisclosures from origination. Exception cured.		10/11/2016		2	02/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940098	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 2/3/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/03/2016)			Reviewer Comment (2016-10-11): Cured on subsequent CD		10/11/2016		2	02/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940098	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.			Reviewer Comment (2016-10-11): Cured on subsequent CD		10/11/2016		2	02/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940098	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $63.20 exceeds tolerance of $45.00. (7520)			Reviewer Comment (2016-10-11): Cured on subsequent CD		10/11/2016		2	02/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940098	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 2/XX/2016, prior to three (3) business days from transaction date of 2/XX/2016.			Reviewer Comment (2016-10-11): Cured on subsequent CD		10/11/2016		2	02/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940101	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.							2	02/XX/2016	AZ	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940104	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/23/2016)							2	03/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200940104	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.							2	03/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200940104	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 3/XX/2016, prior to three (3) business days from transaction date of 3/XX/2016.			Reviewer Comment (2016-10-11): Lender cured with post consummation CD dated 3/23/2016 having the correct disbursement date of 3/XX/2016.		10/11/2016		2	03/XX/2016	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940105	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Non Primary Residence	TRID Final Closing Disclosure 3/9/2016 on a purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/03/09/2016)							2	03/XX/2016	CA	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940107	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.74810% or Final Disclosure APR of 6.76200% is in excess of allowable threshold of APOR 3.69% + 1.5%, or 5.19000%. Compliant Higher Priced Loan.							2	04/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200940107	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 6.74810% or Final Disclosure APR of 6.76200% is in excess of allowable threshold of APOR 3.69% + 1.5%, or 5.19000%. Compliant Higher Priced Loan.							2	04/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200940107	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 4/1/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/04/01/2016)	Disclosure dated reflects finance charge of $326,372.08; calculated finance charge reflects $326,765.08. Variance = $393.00.		Reviewer Comment (2016-10-11): Exception was cured on 4.7.16 PC CD.		10/11/2016		2	04/XX/2016	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940107	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 4/1/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/04/01/2016)			Reviewer Comment (2016-10-11): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B.				2	04/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940107	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure PAD Fee	TILA-RESPA Integrated Disclosure – Loan Costs: Final Closing Disclosure provided on 4/1/2016 disclosed a Pad fee that was not allocated to a specific cost or service performed. (Final/04/01/2016)			Reviewer Comment (2016-10-11): Exception was cured on 4.7.16 PC CD.		10/11/2016		2	04/XX/2016	CA	Primary	Purchase	Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Pad Refund Check if applicable, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940107	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 4/1/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/01/2016)	Fee disclosed as 50.00 on both Loan Estimates, but disclosed as 88.71 on Final Closing Disclosure. Lender made attempt to cure but did not identify the cure on page 2 or 3 of the final CD or post funding CD..		Reviewer Comment (2016-12-01): Seller provided LOE & revised CD with correction made dated 12/1/16, which is outside the 60 day window from discovery. Cure is noted but exception remains. Reviewer Comment (2016-10-11): Seller agrees with defect. Remediation would include: Evidence of refund (check, LOE to borrower, evidence of shipping and corrected PC CD. However, the defect was initially reported by TPR on 8/1/2016. The 60 day window from discovery has elapsed.				2	04/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940107	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.	Fee disclosed as 50.00 on both Loan Estimates, but disclosed as 88.71 on Final Closing Disclosure. Lender made attempt to cure but did not identify the cure on page 2 or 3 of the final CD or post funding CD..		Reviewer Comment (2016-12-01): Lender cured on final CD with $38.71 tolerance cure.		12/01/2016		2	04/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940107	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $88.71 exceeds tolerance of $50.00. (7520)	Fee disclosed as 50.00 on both Loan Estimates, but disclosed as 88.71 on Final Closing Disclosure. Lender made attempt to cure but did not identify the cure on page 2 or 3 of the final CD or post funding CD..		Reviewer Comment (2016-12-01): Lender cured on final CD with $38.71 tolerance cure.		12/01/2016		2	04/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940107	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for PAD. Fee Amount of $300.00 exceeds tolerance of $.00. (817148)			Reviewer Comment (2016-10-11): Exception was cured on 4/7/16 PC CD.		10/11/2016		2	04/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940108	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.17300% or Final Disclosure APR of 5.20400% is in excess of allowable threshold of APOR 3.67% + 1.5%, or 5.17000%. Compliant Higher Priced Loan.							2	03/XX/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940108	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 5.17300% or Final Disclosure APR of 5.20400% is in excess of allowable threshold of APOR 3.67% + 1.5%, or 5.17000%. Compliant Higher Priced Loan.							2	03/XX/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940110	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/21/2016)							2	03/XX/2016	GA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200940110	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.49460% or Final Disclosure APR of 5.49500% is in excess of allowable threshold of APOR 3.77% + 1.5%, or 5.27000%. Compliant Higher Priced Loan.							2	03/XX/2016	GA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200940110	Compliance	Compliance	Federal Compliance	TRID - Ten Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $117.00 exceeds tolerance of $97.00 plus 10% or $106.70 (0)			Reviewer Comment (2016-09-29): Cured on post consummation CD		09/29/2016		2	03/XX/2016	GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940110	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $425.00. (7506)			Reviewer Comment (2016-09-29): Cured on post consummation CD		09/29/2016		2	03/XX/2016	GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940113	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Included In Escrow - Homeowners Insurance	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 4/21/2016 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/04/21/2016)	Page 1 of Final CD reflects "No" for homeowner's insurance included in escrow. however page 2 reflects $146.49 for homeowner's insurance on Line 1 Section G.
Reviewer Comment (2016-12-06): See replacement exception with updated verbiage.

Reviewer Comment (2016-10-14): Seller provided LOE to the borrower, revised CD with this error corrected dated 10/7/16 and proof of delivery. Transaction was a purchase so a new rescission period is not required. This completes the proper documentation requirements. However, exception was reported by AMC on 8/5/16. Cure was made outside the 60 day window and will remain open as EV3 Critical with the remediation noted.

Reviewer Comment (2016-10-11): Seller agrees with defect. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable within 60 days of discovery. However, the defect was initially reported by TPR on 8/1/2016. The 60 day window from discovery has elapsed.

Seller Comment (2016-10-11): Agree, this was not previously part of our review.  Procedures now in place to review for this section on Closing Disclosures. Galton would like AMC's opinion on acceptable cure.
									12/06/2016			1	04/XX/2016	FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940113	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Interest	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 4/21/2016 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/04/21/2016)	Prepaid Interest was disclosed as ($15.13) per day from (04/25/16) to (04/30/16) for a total of ($90.78), however this should have reflected interest to (05/01/16).						2	04/XX/2016	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940113	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 4/21/2016 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/04/21/2016)			Reviewer Comment (2016-12-06): This exception is a replacement for "TRID Final Closing Disclosure Included in Escrow - Homeowners Insurance". Please see the comment chain on that exception. System exception verbiage was updated requiring this replacement. Prior exception was set to a Cleared status in order to prevent duplicates.				3	04/XX/2016	FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940114	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $550.00. (7506)			Reviewer Comment (2016-10-13): Cure provided on final CD		10/13/2016		2	04/XX/2016	AZ	Primary	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940114	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $97.51 exceeds tolerance of $50.00. (7520)			Reviewer Comment (2016-10-13): Cure provided on final CD		10/13/2016		2	04/XX/2016	AZ	Primary	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940116	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.67820% or Final Disclosure APR of 6.68700% is in excess of allowable threshold of APOR 3.77% + 1.5%, or 5.27000%. Compliant Higher Priced Loan.							2	04/XX/2016	ID	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940117	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 4/26/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/26/2016)			Reviewer Comment (2016-09-29): Cured on post consummation CD		09/29/2016		1	04/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940117	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 4/26/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/26/2016)			Reviewer Comment (2016-09-29): Cured on post consummation CD		09/29/2016		2	04/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940117	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.			Reviewer Comment (2016-09-29): Cured on post consummation CD		09/29/2016		2	04/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940117	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $59.31 exceeds tolerance of $50.00. (7520)			Reviewer Comment (2016-09-29): Cured on post consummation CD		09/29/2016		2	04/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940117	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 4/XX/2016, prior to three (3) business days from transaction date of 4/XX/2016.			Reviewer Comment (2016-09-29): Cured on post consummation CD		09/29/2016		2	04/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940118	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 4/25/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/04/25/2016)	The calculation would be Loan Amount less Payoffs. If this is <=0, then there are no financed closing costs. If this is >0, then the closing costs financed is the lesser of this amount or the Total Closing Costs (J) – POC amount.						2	04/XX/2016	CA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940118	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $300.00 exceeds tolerance of $.00. (7505)			Reviewer Comment (2016-09-29): Cure provided on final CD		09/29/2016		2	04/XX/2016	CA	Primary	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940118	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $815.00 exceeds tolerance of $810.00. (7506)			Reviewer Comment (2016-09-29): Cure provided on final CD		09/29/2016		2	04/XX/2016	CA	Primary	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940119	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.							2	04/XX/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200940121	Compliance	Compliance	Federal Compliance	TRID Loan Estimate 5 Year Paid Off	TILA-RESPA Integrated Disclosure - Comparisons: Loan Estimate provided on 4/4/2016 did not disclose the total principal paid off in 5 years. (Interim/04/04/2016)	Total principal paid off in 5 years is blank.		Reviewer Comment (2016-12-06): Exception Cleared based on replacement item. Reviewer Comment (2016-10-11): The exception is based on a formatting issue for the total paid off in 5 years. The value should not have been disclosed as null, but rather should have been 0. The consumer was not provided an erroneous value, just a formatting issue. Re-graded to EV2. To remediate the issue, the lender could provide a letter of explanation clarify the correct value that should have been disclosed on the LE. (Do not issue a corrected LE.)	12/06/2016			1	04/XX/2016	CA	Primary	Refinance - Rate/Term	Can Only Cure by Final LE, not on CD Once the initial CD is issued this cannot be cured	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940121	Compliance	Compliance	Federal Compliance	TRID Final Loan Estimate 5 Year Paid Off	TILA-RESPA Integrated Disclosure - Comparisons: Loan Estimate provided on 4/4/2016 did not disclose the total principal paid off in 5 years. (Interim/04/04/2016)			Reviewer Comment (2016-12-06): The exception is based on a formatting issue for the total paid off in 5 years. The value should not have been disclosed as null, but rather should have been 0. The consumer was not provided an erroneous value, just a formatting issue. Re-graded to EV2. To remediate the issue, the lender could provide a letter of explanation clarify the correct value that should have been disclosed on the LE. (Do not issue a corrected LE.)				2	04/XX/2016	CA	Primary	Refinance - Rate/Term	Can Only Cure by Final LE, not on CD Once the initial CD is issued this cannot be cured	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940123	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Interest	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 5/11/2016 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/05/11/2016)	Prepaid Interest was disclosed as ($80.33) per day from (05/12/16) to (05/31/16) for a total of ($1606.60), however this should have reflected interest to (06/01/16).						2	05/XX/2016	MD	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940123	Compliance	Compliance	Federal Compliance	TRID Invalid Section A Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 5/11/2016 reflects a Paid To party other than to lender or broker for fee within Origination Charges. (Final/05/11/2016)	Application fee is paid to Lender Affiliate.						2	05/XX/2016	MD	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940124	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	Initial LE disclosure(s) was issued on the "With Seller" form, and all other disclosure(s) was issued on the "Without Seller" form.						2	05/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940124	Compliance	Compliance	Federal Compliance	TRID - Ten Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,435.00 exceeds tolerance of $475.00 plus 10% or $522.50 (0)	($1912.50) violation due to increase in (Title fee(s)). No evidence of cure.
Reviewer Comment (2016-12-01): Received itemization of Additional Charges on initial LE exception has been cleared.

Reviewer Comment (2016-10-11): There are two issues on this loan. The first issue is that the lender disclosed fees in Section B that it appears they intended to disclose in Section C.  B is for services the consumer cannot shop for.  To get the benefit of the 10% testing, the fees need to be disclosed in Section C of the LE and they were not. The second issue relates to the aggregation of fees disclosed on the LE.  The aggregate amount being disclosed is not an error, but we are unable to locate a fee summary in the loan file that breaks out the fees that are components of the aggregation amount. Whether in the 0% or 10% category, we need visibility into aggregations to ensure the correct amount is being used for the fee tolerance to render accurate results. In order to properly test and re-evaluate this exception, provide the components that went into the $5,018 of lump sum "additional charges" on the LE.

Seller Comment (2016-10-11): Disagree, Initial LE's reflect "Additional Charges" in the amount of $5,018.00 as all allowable fee fields in section B were filled.  Total Section B charges on CD are $4,200.00 which is less than total Section B charges on LE of $8,793.00.  No violation exists.
									12/01/2016			1	05/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940124	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.	Cure for 10% tolerance violation ($1912.50) was not provided.
Reviewer Comment (2016-12-01): Received itemization of Additional Charges on initial LE exception has been cleared.

Reviewer Comment (2016-10-11): There are two issues on this loan. The first issue is that the lender disclosed fees in Section B that it appears they intended to disclose in Section C.  B is for services the consumer cannot shop for.  To get the benefit of the 10% testing, the fees need to be disclosed in Section C of the LE and they were not. The second issue relates to the aggregation of fees disclosed on the LE.  The aggregate amount being disclosed is not an error, but we are unable to locate a fee summary in the loan file that breaks out the fees that are components of the aggregation amount. Whether in the 0% or 10% category, we need visibility into aggregations to ensure the correct amount is being used for the fee tolerance to render accurate results. In order to properly test and re-evaluate this exception, provide the components that went into the $5,018 of lump sum "additional charges" on the LE.

Seller Comment (2016-10-11): Disagree, Initial LE's reflect "Additional Charges" in the amount of $5,018.00 as all allowable fee fields in section B were filled.  Total Section B charges on CD are $4,200.00 which is less than total Section B charges on LE of $8,793.00.  No violation exists.
									12/01/2016			1	05/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940124	Credit	Credit	Misc	Credit Exception:		Co-borrower is a Permanent Resident Alien. Imaged file is missing the INS evidence as required by seller's guidelines "Evidence of Residency" section.
Reviewer Comment (2016-11-23): Seller provided copy of coborrower's Perm Res Alien card, exception cleared.

Reviewer Comment (2016-10-11): Seller indicated 1003 signed in 2015 stated co-borrower was a citizen, however that doc was e-signed.  Final 1003 hand signed by co-borrower on 5/XX/2016 was manually changed to permanent resident alien and initialed by the co-borrower.  Exception remains.

Seller Comment (2016-10-11): The Trust created in 2009 shows the co-bwr as a resident alien, but the application signed in 2015 shows her as a US citizen. It is reasonable to accept the application's information given the timespan since the Trust's creation.
									11/23/2016			1	05/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200940125	Compliance	Compliance	Federal Compliance	TRID Invalid Section A Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 4/25/2016 reflects a Paid To party other than to lender or broker for fee within Origination Charges. (Final/04/25/2016)	The processing fee is payable to a 3rd party.						2	04/XX/2016	CA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940126	Compliance	Compliance	Federal Compliance	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay)	Federal Higher-Priced Mortgage Loan (Dodd-Frank 2014): Non-compliant – Ability to Repay requirements not satisfied.	Federal Non-Compliant HPML Risk. Although the loan file did not pass all parameters of ATR testing, based on the loan meeting the sellers guidelines, the TPR firm's designation is Non-QM Risk.		Reviewer Comment (2016-10-11): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan				2	05/XX/2016	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
200940126	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.37330% or Final Disclosure APR of 5.40500% is in excess of allowable threshold of APOR 3.63% + 1.5%, or 5.13000%. Non-Compliant Higher Priced Loan.	Federal Non-Compliant HPML due to Non QM Risk.						2	05/XX/2016	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
200940126	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of Non QM Fail.	Originator's tape indicates that loan file is Non-QM, which TPR firm agrees with. Although the loan file did not pass all parameters of ATR testing, based on the loan meeting the sellers guidelines, the TPR firm's designation is Non-QM Risk.		Reviewer Comment (2016-10-11): Originator's tape indicates that loan file is Non-QM, which TPR firm agrees with. However, loan guidelines contain some risk related to ATR testing, subsequently the TPR firm's designation was modified to Non-QM Risk instead of Non QM Fail.				2	05/XX/2016	CA	Primary	Refinance - Cash-out - Home Improvement	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
200940126	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	In order to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2016-10-11): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan				2	05/XX/2016	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
200940126	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines Do Not Address 8 ATR Factors	Ability to Repay (Dodd-Frank 2014): Guidelines provided do not address all 8 factors of ATR.	In order to comply with Ability to Repay requirements, a reasonable, good-faith ATR evaluation must include eight ATR underwriting factors. (Including the monthly debt-to-income ratio or residual income, calculated using the total of all of the mortgage and non-mortgage obligations, as a ratio of gross monthly income.) The subject transaction was originated under Galton Funding's Asset Qualifier program. Neither the DTI OR the Residual Income are considered at time of origination under this program.		Reviewer Comment (2016-10-11): Although the underwriting guidelines may not address certain technical requirements within 1026.43, the exception severity is modified to an EV2 from an EV3 based on the loan conforming to the guidelines that evaluate the consumers Ability to Repay based on the verified assets exceeding the sum of; (1) the loan amount, (2) 9 months of P&I on the subject loan, and (3) 60 months of monthly debt obligations, excluding the P&I on the subject loan				2	05/XX/2016	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
200940126	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 5.37330% or Final Disclosure APR of 5.40500% is in excess of allowable threshold of APOR 3.63% + 1.5%, or 5.13000%. Compliant Higher Priced Loan.							2	05/XX/2016	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
200940126	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 5/9/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/09/2016)	Disclosure reflects Closing Date of (05/09/16), but transaction consummation (mortgage notary) date was (05/10/16).						2	05/XX/2016	CA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
200940126	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 5/XX/2016, prior to three (3) business days from transaction date of 5/XX/2016.	Disbursement date of 05/13/16 reflected on Final CD same as Right to Cancel Expiration date of 05/13/16.		Reviewer Comment (2016-10-11): Data was corrected on post close CD (SFIG).		10/11/2016		2	05/XX/2016	CA	Primary	Refinance - Cash-out - Home Improvement	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
200940127	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 4/27/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/04/27/2016)			Reviewer Comment (2016-10-11): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B.				2	04/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940127	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 4/27/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/27/2016)	Cure for (Condo/Pud Limited Review fee) of ($25.00) was not provided.		Reviewer Comment (2016-10-11): Cure provided on post close CD.		10/11/2016		2	04/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940127	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.	Cure for (Condo/Pud Limited Review fee) of ($25.00) was not provided. Cure provided on post close CD however copy of refund check is not provided.
Reviewer Comment (2016-11-02): Seller provided sufficient evidence that the refund was included in the wire disbursement from the title company. Exception cured.

Seller Comment (2016-11-02): Please see attached final settlement statement stamped certified by escrow showing the credit was done through disbursement.

Reviewer Comment (2016-10-11): Seller response indicates refund on PC CD may have been deducted from wire, however the PC CD including the refund was issued 5/17/16, 13 days after loan funded.  Evidence of refund or wire deduction would be required to cure.  Exception remains.

Seller Comment (2016-10-11): Agree, no check in file for tolerance cure on CD, however, tolerance cure credit could have been included in the wire at closing.  Wire is not part of EdgeMAC's review.
										11/02/2016		2	04/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940127	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $25.00 exceeds tolerance of $.00. (75215)	Fee was not disclosed on Loan Estimate. Cure provided on post close CD however copy of refund check is not provided.
Reviewer Comment (2016-11-02): Seller provided sufficient evidence that the refund was included in the wire disbursement from the title company. Exception cured.

Seller Comment (2016-11-02): Please see attached final settlement statement stamped certified by escrow showing the credit was done through disbursement.

Reviewer Comment (2016-10-11): Seller response indicates refund on PC CD may have been deducted from wire, however the PC CD including the refund was issued 5/17/16, 13 days after loan funded.  Evidence of refund or wire deduction would be required to cure.  Exception remains.

Seller Comment (2016-10-11): Agree, no check in file for tolerance cure on CD, however, tolerance cure credit could have been included in the wire at closing.  Wire is not part of EdgeMAC's review.
										11/02/2016		2	04/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940128	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 5/10/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/10/2016)	Cure for various 0% and 10% tolerance violations $2,129.32 was not provided.		Reviewer Comment (2016-10-11): Seller provided Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD dated 9/20/2016. Exception cured.		10/11/2016		2	05/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940128	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.	Cure for various 0% and 10% tolerance violations $2,129.32 was not provided.		Reviewer Comment (2016-10-11): Seller provided Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD dated 9/20/2016. Exception cured.		10/11/2016		2	05/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940128	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $325.00 exceeds tolerance of $.00. (7507)	Fee was not disclosed on Loan Estimate.		Reviewer Comment (2016-10-11): Seller provided Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD dated 9/20/2016. Exception cured.		10/11/2016		2	05/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940129	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 6/2/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/02/2016)			Reviewer Comment (2016-09-29): Data was corrected on post close CD		09/29/2016		1	06/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940129	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 6/2/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/06/02/2016)	The calculation would be Loan Amount less Payoffs. If this is <=0, then there are no financed closing costs. If this is >0, then the closing costs financed is the lesser of this amount or the Total Closing Costs (J) – POC amount.						2	06/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940129	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $300.00 exceeds tolerance of $200.00. (75104)			Reviewer Comment (2016-09-29): Cure provided on final CD		09/29/2016		2	06/XX/2016	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940129	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 6/XX/2016, prior to three (3) business days from transaction date of 6/XX2016.			Reviewer Comment (2016-09-29): Data was corrected on post close CD		09/29/2016		2	06/XX/2016	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940131	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account statement Inaccurate	RESPA (2010): Initial escrow account statement does not match charges on Final Closing Disclosure.							2	05/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200940131	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	LE dated 04/20/2016 and CD's dated 04/22/2016 and 05/06/2016 disclosures were issued on the "With Seller" form, and LE dated 02/25/2016 and CD dated 05/13/2016 disclosures were issued on the "Without Seller" form.						2	05/XX/2016	CA	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940131	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 5/6/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/06/2016)	Disclosure reflects Closing Date of 05/06/2016, but transaction consummation (mortgage notary) date was 05/08/2016. Note: This is not corrected on the post closing CD.						2	05/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940131	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 5/XX/2016, prior to three (3) business days from transaction date of 5/XX/2016.			Reviewer Comment (2016-09-29): Corrected on post closing CD		09/29/2016		2	05/XX/2016	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940132	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 5/2/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/02/2016)	Disclosure reflects Closing Date of (05/01/16), but transaction consummation (mortgage notary) date was (05/02/16).						2	05/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940133	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.39160% or Final Disclosure APR of 6.42300% is in excess of allowable threshold of APOR 3.63% + 1.5%, or 5.13000%. Compliant Higher Priced Loan.							2	05/XX/2016	AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940134	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.18220% or Final Disclosure APR of 6.18400% is in excess of allowable threshold of APOR 3.62% + 2.5%, or 6.12000%. Compliant Higher Priced Loan.							2	05/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200940134	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 6.18220% or Final Disclosure APR of 6.18400% is in excess of allowable threshold of APOR 3.62% + 2.5%, or 6.12000%. Compliant Higher Priced Loan.							2	05/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200940134	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 5/9/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/05/09/2016)			Reviewer Comment (2016-10-11): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B.				2	05/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940136	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 5/20/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/20/2016)	Disclosure reflects Closing Date of (05/24/16), but transaction consummation (mortgage notary) date was (05/23/16).						2	05/XX/2016	OR	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940136	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Non Primary Residence	TRID Final Closing Disclosure 5/20/2016 on a purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/05/20/2016)							2	05/XX/2016	OR	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940137	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.48620% or Final Disclosure APR of 5.51700% is in excess of allowable threshold of APOR 3.62% + 1.5%, or 5.12000%. Compliant Higher Priced Loan.							2	05/XX/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940137	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 5.48620% or Final Disclosure APR of 5.51700% is in excess of allowable threshold of APOR 3.62% + 1.5%, or 5.12000%. Compliant Higher Priced Loan.							2	05/XX/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940137	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 5/13/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/13/2016)			Reviewer Comment (2016-09-29): Data corrected on post close CD		09/29/2016		1	05/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200940140	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 5/19/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/05/19/2016)			Reviewer Comment (2016-10-11): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B.				2	05/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940140	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 5/19/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/19/2016)	CD data field is blank, should be $29.50		Reviewer Comment (2016-10-17): Exception created due to using fee reductions to reset fee tolerances. Per discussions with outside counsel, baseline tolerance adjustments are limited to fee increases; fee reductions on interim disclosures should not reset the tolerance. Exception Cleared.	10/17/2016			1	05/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940140	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.							2	05/XX/2016	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200940140	Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 5/19/2016 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/05/19/2016)	Desk review fee was paid to the lender. Data is still not accurate on subsequent CDs.						2	05/XX/2016	CA	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940143	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 5/16/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/05/16/2016)			Reviewer Comment (2016-10-11): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B.				2	05/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940143	Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 5/16/2016 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/05/16/2016)	Credit report is payable to the broker. There is no invoice to determine if this is a pass through fee or not.						2	05/XX/2016	CA	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940145	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 5/24/2016 disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final/05/24/2016)			Reviewer Comment (2016-09-29): Corrected on post closing CD		09/29/2016		2	05/XX/2016	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940145	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 5/24/2016 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/05/24/2016)	CD reflects appraised property value was $1,250,000 however appraisal reflects $1,300,000.						2	05/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940145	Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 5/24/2016 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/05/24/2016)	Section B reflects paid to broker/lender; payee must reflect the actual vendor in some manor (FBO, reimbursment to, etc).						2	05/XX/2016	CA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940145	Credit	Income / Employment	Income Documentation	Income Docs Missing:		Missing VVOE within 10 days of closing as required by guidelines. File contains a VVOE completed on 4/25/16, loan closed 5/24/16.	DTI < 37% Equity position in excess of 30% Lowering existing housing expense.	Reviewer Comment (2016-09-29): Per seller: VVOE is > 10 days from Note date. However, the applicant is a XXX with XXX for 8 years. Comp factors include: DTI <37%, and equity position in excess of 30% and lowering existing housing expense.			09/29/2016	2	05/XX/2016	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200940146	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.15550% or Final Disclosure APR of 5.19300% is in excess of allowable threshold of APOR 3.61% + 1.5%, or 5.11000%. Compliant Higher Priced Loan.							2	05/XX/2016	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940146	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 5.15550% or Final Disclosure APR of 5.19300% is in excess of allowable threshold of APOR 3.61% + 1.5%, or 5.11000%. Compliant Higher Priced Loan.							2	05/XX/2016	CA	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940146	Compliance	Compliance	Federal Compliance	TRID Service Provider - Compliant	TILA-RESPA Integrated Disclosure: Settlement Service Provider List did not provide at least one available provider for each settlement service borrower is entitled to shop for or inform borrower they may choose different provider from list.	Service Type not listed for each vendor.						2	05/XX/2016	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940148	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 5/20/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/20/2016)	CD reflects $ 23.88, should be $93.88. Cure for $25 Closing Protection Letter and $45 Recording Service fee was not provided.
Reviewer Comment (2016-10-26): Seller provided Letter of Explanation to borrower and corrected Closing Disclosure dated 10/20/2016 with revisions to section B of the loan costs. A Recording fee of $45 was removed from section B and added to the Recording Fee total in section E.  The second fee was a CPL fee of $25 which was removed from Section B to Section C.  Both are now tested towards 10% violation and are within tolerance. The cure for $23.88 is now sufficient and is correctly disclosed. However, exception was reported by AMC on 8/11/16. Cure was made outside the 60 day window and will remain open as EV2 Non Critical with the remediation noted.

Reviewer Comment (2016-10-14): Seller provided a copy of the 5/9/16 LE although this LE was present in the imaged file and incorporated in the initial review. Exception unchanged.

Reviewer Comment (2016-10-11): The Title Closing Protection Letter Fee has been updated and is now subject to 10% tolerance instead of 0% tolerance. The Recording Service Fee should be re-disclosed through a corrected CD to the borrower and shown in Section E. Once we have the corrected CD to retest, the fee will also fall into the 10% tolerance category with Recording Fees paid to government officials and this exception can be cleared.
												2	05/XX/2016	LA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940148	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-7,267.50 is less than amount of binding Lender Credit previously disclosed in the amount of $-7,268.00. (9300)	Although the latest LE shows a lender credit of $7,268 and all CD's show lender credits of -$7,291.38 with a cure amount of -$23.88 for net -$7,268 Lender Credit, the total tolerance violations is $93.88. Valid changed circumstance not found in file to justify $70 decrease in Lender Credit.
Reviewer Comment (2016-10-26): Seller provided Letter of Explanation to borrower and corrected Closing Disclosure dated 10/20/2016 with revisions to section B of the loan costs. A Recording fee of $45 was removed from section B and added to the Recording Fee total in section E.  The second fee was a CPL fee of $25 which was removed from Section B to Section C.  Both are now tested towards 10% violation and are within tolerance. The Lender Credit of -$7291.38 disclosed is correct and the cure for $23.88 is sufficient. However, exception was reported by AMC on 8/11/16. Cure was made outside the 60 day window and will remain open as EV3 Critical with the remediation noted.

Reviewer Comment (2016-10-14): Seller provided a copy of the 5/9/16 LE although this LE was present in the imaged file and incorporated in the initial review. Exception unchanged.

Reviewer Comment (2016-10-11): The Title Closing Protection Letter Fee has been updated and is now subject to 10% tolerance instead of 0% tolerance. The Recording Service Fee should be re-disclosed through a corrected CD to the borrower and shown in Section E. Once we have the corrected CD to retest, the fee will also fall into the 10% tolerance category with Recording Fees paid to government officials and this exception can be cleared.

Seller Comment (2016-10-11): There is no violation to cure if the Lender's credit is increased. Additionally, a CD is permitted to cure LE's.
												3	05/XX/2016	LA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940148	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.	Cure of $23.88 was reflected, which is insufficient to cure $93.88
Reviewer Comment (2016-10-26): Seller provided Letter of Explanation to borrower and corrected Closing Disclosure dated 10/20/2016 with revisions to section B of the loan costs. A Recording fee of $45 was removed from section B and added to the Recording Fee total in section E.  The second fee was a CPL fee of $25 which was removed from Section B to Section C.  Both are now tested towards 10% violation and are within tolerance. The cure for $23.88 is now sufficient and is correctly disclosed. However, exception was reported by AMC on 8/11/16. Cure was made outside the 60 day window and will remain open as EV3 Critical with the remediation noted.

Reviewer Comment (2016-10-14): Seller provided a copy of the 5/9/16 LE although this LE was present in the imaged file and incorporated in the initial review. Exception unchanged.

Reviewer Comment (2016-10-11): The Title Closing Protection Letter Fee has been updated and is now subject to 10% tolerance instead of 0% tolerance. The Recording Service Fee should be re-disclosed through a corrected CD to the borrower and shown in Section E. Once we have the corrected CD to retest, the fee will also fall into the 10% tolerance category with Recording Fees paid to government officials and this exception can be cleared.

Seller Comment (2016-10-11): This amount is within the permitted $100 tolerance.  No refund required.
												3	05/XX/2016	LA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940148	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $45.00 exceeds tolerance of $.00. (75197)	Fee was not disclosed on Loan Estimate.
Reviewer Comment (2016-10-26): Seller provided Letter of Explanation to borrower and corrected Closing Disclosure dated 10/20/2016 with revisions to section B of the loan costs. The Recording fee of $45 was removed from section B and added to the Recording Fee total in section E.  It is tested against 10% violation and is within tolerance. However, exception was reported by AMC on 8/11/16. Cure was made outside the 60 day window and will remain open as EV3 Critical with the remediation noted.

Reviewer Comment (2016-10-14): Seller provided a copy of the 5/9/16 LE although this LE was present in the imaged file and incorporated in the initial review. Exception unchanged.

Reviewer Comment (2016-10-11): Seller agrees with defect. Remediation documentation includes: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. However, the defect was initially reported by TPR on 8/4/2016. The 60 day window from discovery has elapsed.

Seller Comment (2016-10-11): Agree, a refund will be requested.
												3	05/XX/2016	LA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940148	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $123.88 exceeds tolerance of $100.00. (7520)	Fee disclosed as 100.00 on all Loan Estimates, but disclosed as $123.88 on Final Closing Disclosure.		Reviewer Comment (2016-10-11): Final CD reflects $7291.38 Lender Credit which includes $23.88 tolerance cure.		10/11/2016		2	05/XX/2016	LA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940150	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.22040% or Final Disclosure APR of 8.28900% is in excess of allowable threshold of APOR 3.14% + 1.5%, or 4.64000%. Compliant Higher Priced Loan.							2	06/XX/2016	ID	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200940150	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 6/1/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/01/2016)	Disclosure reflects Closing Date of (6/3/2016), but transaction consummation (mortgage notary) date was (6/2/2016).						2	06/XX/2016	ID	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200940150	Compliance	Compliance	Federal Compliance	TRID Service Provider - Compliant	TILA-RESPA Integrated Disclosure: Settlement Service Provider List did not provide at least one available provider for each settlement service borrower is entitled to shop for or inform borrower they may choose different provider from list.	Missing services provided						2	06/XX/2016	ID	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200940151	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 6/5/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/05/2016)			Reviewer Comment (2016-09-29): Cured on post closing CD		09/29/2016		1	06/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940151	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 6/5/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/05/2016)			Reviewer Comment (2016-09-29): Cured on post closing CD		09/29/2016		2	06/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940151	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.			Reviewer Comment (2016-09-29): Cured on post closing CD		09/29/2016		2	06/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940151	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $51.50 exceeds tolerance of $50.00. (7520)			Reviewer Comment (2016-09-29): Cured on post closing CD		09/29/2016		2	06/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940152	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.76330% or Final Disclosure APR of 4.77000% is in excess of allowable threshold of APOR 3.14% + 1.5%, or 4.64000%. Compliant Higher Priced Loan.							2	05/XX/2016	AZ	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200940153	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.							2	05/XX/2016	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200940153	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.							2	05/XX/2016	CA	Primary	Refinance - Cash-out - Home Improvement		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200940153	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 5/XX/2016, prior to three (3) business days from transaction date of 5/XX/2016.			Reviewer Comment (2016-09-29): Corrected on post closing CD		09/29/2016		2	05/XX/2016	CA	Primary	Refinance - Cash-out - Home Improvement	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200940155	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 5/31/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/31/2016)			Reviewer Comment (2016-10-11): Data was corrected on Post Close CD issued 6/14/2016		10/11/2016		1	05/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Non QM	Non QM	Yes
200940156	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account statement Inaccurate	RESPA (2010): Initial escrow account statement does not match charges on Final Closing Disclosure.							2	06/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200940156	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 6/9/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/09/2016)			Reviewer Comment (2016-09-29): Corrected on post closing CD		09/29/2016		1	06/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940156	Compliance	Compliance	Federal Compliance	TRID Invalid Section A Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 6/9/2016 reflects a Paid To party other than to lender or broker for fee within Origination Charges. (Final/06/09/2016)	The processing fee reflected in section A is paid to a third party Ktwide Group, Inc which is neither the lender or the broker.						2	06/XX/2016	CA	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940156	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 6/XX/2016, prior to three (3) business days from transaction date of 6/XX/2016.			Reviewer Comment (2016-09-29): Corrected on post closing CD		09/29/2016		2	06/XX/2016	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940158	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.83970% or Final Disclosure APR of 6.89500% is in excess of allowable threshold of APOR 3.63% + 1.5%, or 5.13000%. Compliant Higher Priced Loan.							2	06/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200940158	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 6.83970% or Final Disclosure APR of 6.89500% is in excess of allowable threshold of APOR 3.63% + 1.5%, or 5.13000%. Compliant Higher Priced Loan.							2	06/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200940158	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 6/3/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/06/03/2016)			Reviewer Comment (2016-09-29): Corrected on post close CD		09/29/2016		2	06/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200940158	Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 6/3/2016 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/06/03/2016)	Section B reflects paid to broker/lender; payee must reflect the actual vendor in some manor (FBO, reimbursment to, etc).						2	06/XX/2016	CA	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200964266	Credit	Credit	Credit Documentation	Aged document: Primary Valuation is older than guidelines permit	Valuation Type: Appraisal / Valuation Report Date: 04/12/2016 Appraisal	The appraisal has expired. Per lender guidelines, appraisals must be dated within 90 days of the Note date.	106 Months Reserves, Residual Income at 19k, FICO 749
Reviewer Comment (2016-10-24): Seller provided complete ILS report which shows the appraisal expiration date condition was cleared on 8/23/16 via an extension of the expiration date to 120 days. This was done via an exception and the noted comp factors are 106 mos reserves, residual income at 19k, and FICO 749.

Seller Comment (2016-10-24): Please see attached ILS Report for the loan (XXX). See Exception ID #14462 signed off on 8/23, which corresponds with the screen shot above.

Reviewer Comment (2016-10-19): Seller provided a snip of an internal document which shows an exception being granted for the appraisal beyond 90 days and also cites comp factors. However, the snip is only a partial page and it does not include any identifiers to this file, such as a loan number, borrower name, or address, etc. Please provide the full page document to include this snipped portion as well as file identifiers.

Seller Comment (2016-10-19): Upon further review of the loan, Galton allowed the use of 120 days for the appraisal report. Please clear exception.

Reviewer Comment (2016-10-14): Seller provided a copy of the applicable page from new guidelines which became effective on 6/28/16 and indicate that appraisals must be dated within 120 days of closing as opposed to 90 days as required per the prior guidelines. However the appraisal is still dated outside the guideline requirement which was in place at origination. Per those guidelines: Appraisals must be dated within 90 days of the Note date. Exception remains as a violation of the published guidelines applicable to this loan file.

Seller Comment (2016-10-14): Guidelines were updated to accept appraisals dated within 120 days of the Note date. See attached.
											10/24/2016	2	07/XX/2016	NV	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
200964267	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/19/2016)							2	08/XX/2016	CA	Investment	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	N/A	N/A	No
200964268	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Safe Harbor QM.			Reviewer Comment (2016-10-19): Per seller response, their system has been updated to reflect Safe Harbor QM in alignment with TPR designation. Exception cured. Seller Comment (2016-10-19): Agree that loan is a QM Safe Harbor. Our system reflects this as QM Safe Harbor. Updated tape will be provided.		10/19/2016		2	07/XX/2016	CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Higher Priced QM	Safe Harbor QM	Yes
200964268	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 7/19/2016 did not disclose number of months for homeowner's insurance under Prepaids. (Final/07/19/2016)	Line 1 of Section F, number of months is blank.						2	07/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Safe Harbor QM	Yes
200964268	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 7/XX/2016, prior to three (3) business days from transaction date of 7/XX/2016.	Disbursement date of 07/25/16 reflected on Final CD is same as Right to Cancel Expiration date of 07/25/16.		Reviewer Comment (2016-10-10): Data was corrected on post close CD (SFIG).		10/10/2016		2	07/XX/2016	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Higher Priced QM	Safe Harbor QM	Yes
200964268	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 7/19/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/19/2016)	Disclosure reflects Closing Date of (07/20/16), but transaction consummation (mortgage notary) date was (07/21/16).		Reviewer Comment (2016-10-10): Data was corrected on post close CD (SFIG).		10/10/2016		1	07/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Safe Harbor QM	Yes
200964270	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/09/2016)	Original appraisal report date is 07/09/2016 with effective date of 07/05/16. AVM is date 07/13/2016. Delivery date on appraisal disclosure is dated 07/08/2016 which precedes the report dates of both valuations.						2	08/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200964270	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 8/1/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/08/01/2016)	The CD dated 08/01/2016 does not indicate if the borrowers declined or were not offered an escrow account option (pg 4). Post-close CD dated 9/16/2016 shows "Escrow Account" Section on pg 4 properly completed, identifying reason for lack of escrow account as "You declined it". However, file does not include a Letter of Explanation for the borrowers explaining this correction, so the exception is not properly cured.		Reviewer Comment (2016-10-26): Seller provided a copy of the LOE to the borrower dated 9/16/16 which coincides with the post consummation CD in file with the same date. Also provided is a screenshot of their edisclosure tracking which shows the post consummation CD was sent to the borrowers on 9/16/16. Exception properly cured.		10/26/2016		2	08/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200964272	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 7/26/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/26/2016)	Disclosure reflects Closing Date of (7/26/2016), but transaction consummation (mortgage notary) date was (7/27/2016).						2	07/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200964272	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/25/2016)	Report date 6/25/2016. Effective date 6/14/2016. Provided date 6/16/2016.						2	07/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200964272	Credit	Assets	Asset Documentation	Assets Error: Usability was not provided		Missing verification borrower has access to funds from Account # 0806. The account is reflected in spouse's name only. Spouse is reflected as co-borrower on the initial application but is not on the Note.
Reviewer Comment (2016-10-24): Re-reviewed against guidelines with seller response in consideration and agree, use of funds letter is not required for this loan type, exception cleared.

Seller Comment (2016-10-24): Based on the Seller Guide the 100% access letter is only required on the Asset Qualifier Program, subject loan is full documentation.

Reviewer Comment (2016-10-17): Agree with seller's response that borrower is listed as co-holder on account, however the non-borrowing spouse co-holder did not sign a use of funds letter.  Please provide evidence that the borrower has access to 100% of funds to clear the exception.

Seller Comment (2016-10-17): Statement in file of Schools First FCU statement for account #0806 showing Borrower is joint owner of account.
									10/24/2016			1	07/XX/2016	CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200964273	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 7/12/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/12/2016)	Final CD shows closing date of 7/13/2016 vs Consummation date of 7/15/2016.		Reviewer Comment (2016-10-10): File includes post-close CD dated 8/9/2016 and Letter of Explanation to borrowers, with revised closing date of 7/XX/2016.		10/10/2016		1	07/XX/2016	CA	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200964273	Compliance	Compliance	Federal Compliance	TRID non-compliant: Closing Disclosure Contact Information is incomplete.		Missing Contact NMLS ID.		Reviewer Comment (2016-11-01): Seller provided Letter of Explanation & Corrected Closing Disclosure dated 10/26/2016. Exception cured.		11/01/2016		2	07/XX/2016	CA	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200964273	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	ABA is dated 6/7/2016 vs Creditor application date of 6/1/2016.						2	07/XX/2016	CA	Second Home	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200964276	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 8/5/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/05/2016)	CD data field is blank, should be $2529.25.						2	08/XX/2016	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200964276	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.	Cure for $2529.25 increase in discount fee was not provided. Note: File has a LOE, Revised CD dated 8/25/16 and a copy of $1651.25 refund check for tolerance cure, however evidence of mail receipt not found.
Reviewer Comment (2016-11-17): Seller provided evidence of delivery which was the only missing cure doc. Exception cured.

Reviewer Comment (2016-10-17): Per compliance review, the exception remains, the lender needs to refund the remaining tolerance amount to the consumer, providing a copy of the check for the additional amount and proof of delivery.  In accordance with 1026.19(e)(3)(iv)(D), the revised points disclosed at time of rate lock are compared to the final amounts charged at closing.  Unlike other charges that are not addressed in the regulation as it pertains to resetting a baseline when a fee amount is redisclosed at a reduced amount, the discount points, also referred to as interest rate dependent charges, are reset per the regulation and corresponding commentary.  Exception remains.

Reviewer Comment (2016-10-17): Escalated to compliance for secondary review.

Seller Comment (2016-10-17): Disagree.  Loan Estimate dated 06/03/2016 reflects Discount Points of $2,634.00.  Variance between final amount of $4,285.25 and prior disclosure of $2,634.00 is $1,651.25 of which a tolerance reimbursement check was issued to cure.
										11/17/2016		2	08/XX/2016	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200964276	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,285.25 exceeds tolerance of $1,756.00. (7200)	Cure for $2529.25 increase in discount fee was not provided. Note: File has a LOE, Revised CD dated 8/25/16 and a copy of $1651.25 refund check for tolerance cure, however evidence of mail receipt not found.
Reviewer Comment (2016-11-17): Seller provided evidence of delivery which was the only missing cure doc. Exception cured.

Reviewer Comment (2016-10-17): Per compliance review, the exception remains, the lender needs to refund the remaining tolerance amount to the consumer, providing a copy of the check for the additional amount and proof of delivery.  In accordance with 1026.19(e)(3)(iv)(D), the revised points disclosed at time of rate lock are compared to the final amounts charged at closing.  Unlike other charges that are not addressed in the regulation as it pertains to resetting a baseline when a fee amount is redisclosed at a reduced amount, the discount points, also referred to as interest rate dependent charges, are reset per the regulation and corresponding commentary.  Exception remains.

Reviewer Comment (2016-10-17): Escalated to compliance for secondary review.

Seller Comment (2016-10-17): Disagree.  Loan Estimate dated 06/03/2016 reflects Discount Points of $2,634.00.  Variance between final amount of $4,285.25 and prior disclosure of $2,634.00 is $1,651.25 of which a tolerance reimbursement check was issued to cure.
										11/17/2016		2	08/XX/2016	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200964276	Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on 8/XX/2016, prior to three (3) business days from transaction date of 8/XX/2016.			Reviewer Comment (2016-10-10): Data was corrected on subsequent CDs reflecting disbursement date of 8/XX/2016 with corrected per diem date.		10/10/2016		2	08/XX/2016	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200964277	Compliance	Compliance	Federal Compliance	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure – Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.			Reviewer Comment (2016-10-12): Data was corrected on subsequent CDs.		10/12/2016		2	08/XX/2016	CA	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200964277	Compliance	Compliance	Federal Compliance	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 8/5/2016 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/08/05/2016)	Tax Service Fee payable to the Lender in section B.						2	08/XX/2016	CA	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200964279	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/26/2016)							2	09/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200964279	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/06/07/2016)							2	09/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200964279	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 9/9/2016 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/09/09/2016)	Final CD shows Appraised Prop. Value of $2,460,000 which was the purchase price of the property <12 months prior to subject transaction date. Actual value, per appraisal/CDA in file is $2,525,000. Lender used more conservative purchase price as the value, although guidelines state that Appraised Value can be used as the value amount for calculating LTV/CLTV ratios on a Rate/Term Refi.						2	09/XX/2016	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200964279	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-5,487.50 is less than amount of binding Lender Credit previously disclosed in the amount of $-5,500.00. (9300)	Lender Credit disclosed as $5,500 on LE dated 7/12/2016, however disclosed as $5,487.50 on Final CD.		Reviewer Comment (2016-10-11): Final CD reflects $12.50 tolerance cure credit provided to borrowers at closing.		10/11/2016		2	09/XX/2016	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200964279	Credit	Credit	Credit Documentation	Aged document: Primary Valuation is older than guidelines permit	Valuation Type: Appraisal / Valuation Report Date: 08/26/2016 Appraisal	Although lender used prior purchase price vs. appraised value in LTV determination, Guidelines require 2 full appraisals for combined loan amount >$1.5M. Guides state that appraisals must be dated within 90 days of the Note date. Appraisal effective date is 6/5/2016 vs Note date of 9/9/2016.
Reviewer Comment (2016-10-24): Reviewed with seller response taken into consideration with regard to the date the file was submitted and the applicable guideline. Agree that the 6/28/16 guidelines permit appraisals aged up to 120 days, and file was locked and submitted outside the date parameters for the prior guideline version. Exception cleared.

Seller Comment (2016-10-24): Loan was submitted for review on 7/15/16 per Galton Announcement loans must be submitted by 7/5/16 if originated to prior guidelines.  See attached Announcement GFSG2016-02 clarifying okay to use Seller Guide dated 6/28/16

Reviewer Comment (2016-10-17): Agree that two appraisals are located in the imaged file. However they are both outside 90 days of closing as required. Seller's response is noted that they have since updated their guidelines to allow appraisals to be dated up to 120 days prior to closing, however the age of the appraisals in file do not adhere to the guidelines which were in place and applicable to this file.

Seller Comment (2016-10-17): Two appraisals located in file; one by XXX dated 6/5/16 & the other by XXX dated 6/6/16.  Guidelines were updated to accept appraisals dated within 120 days of the Note date. See attached.  Please see attached.
									10/24/2016			1	09/XX/2016	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200964280	Credit	Loan Package Documentation	Closing / Title	Loan is Interest Only and the Interest Only Rider is missing
Reviewer Comment (2016-10-19): Re-reviewed with seller's comment taken into consideration. Note reflects all I/O terms and there is no indication that an I/O rider was attached. Exception cleared.

Seller Comment (2016-10-19): Agree that the loan is an Interest Only loan. However, this does not mean that an Interest Only Rider is required. The signed Note clearly specifies the terms of the loan, the period for the interest only payments and when the fully amortized payments will begin. The Note also specifies the payment during the interest only period as well as the fully amortized payment amount once the interest only period ends. An Interest Only Rider is not required. Please clear exception.
									10/19/2016			1	08/XX/2016	CA	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
200964281	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional/07/27/2016)							2	08/XX/2016	MD	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200964281	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/26/2016)							2	08/XX/2016	MD	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200964281	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.							2	08/XX/2016	MD	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200964281	Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.							2	08/XX/2016	MD	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200964281	Compliance	Compliance	State Compliance	Maryland Counseling Agencies Disclosure Not in File	Maryland HB1399 - No evidence of counseling agencies list per Maryland HB 1399.							2	08/XX/2016	MD	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200964281	Compliance	Compliance	Federal Compliance	TRID Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/11/2016)			Reviewer Comment (2016-10-17): Reverified evidence of receipt within required time frame, clearing the exception. Seller Comment (2016-10-17): Disagree. Initial CD is dated 08/11/2016 and an eSign Event from Doc Magic reflects borrower's consent on 08/11/2016. Consummation occurred 08/XX/2016 which constitutes sufficient timing.	10/17/2016			1	08/XX/2016	MD	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200964281	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 8/12/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/08/12/2016)	Imaged file does not contain a complete seller CD or any other alternate source document which would identify the fees incurred by the seller for testing purposes.		Reviewer Comment (2016-11-02): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B. Reviewer Comment (2016-11-02): Seller provided the Seller CD to be used as an alternate source doc for testing. In review and exception will be updated upon completion. Reviewer Comment (2016-10-12): Imaged file does not contain a complete seller CD or any other alternate source document which would identify the fees incurred by the seller for testing purposes.				2	08/XX/2016	MD	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200964281	Credit	Assets	Asset Documentation	Missing Document: Gift Letter not provided				Reviewer Comment (2016-10-17): Assets are sufficient after deducting gift, clearing exception. Seller Comment (2016-10-17): Gift funds/Inheritance not being used - subtracted from assets. Borrower has sufficient funds to close and reserves have been met.	10/17/2016			1	08/XX/2016	MD	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200964281	Compliance	Compliance	Federal Compliance	TRID non-compliant: There is a partially completed TRID disclosure in file, which is insufficient to complete testing.		CD in file (Pg 38) shows mostly incomplete information, and is not labeled as a "Draft", "Title Copy Only", or other such designation to indicate it was not provided to borrower.		Reviewer Comment (2016-11-07): Seller provided an attestation on letterhead which states that the broker was conditioned to provide an estimated fee worksheet, and the broker used a CD form in order to do this. This form was only used for the lender to prepare their initial CD. Exception cleared.	11/07/2016			1	08/XX/2016	MD	Primary	Purchase	Letter of Explanation & Corrected Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200964283	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.42280% or Final Disclosure APR of 6.43300% is in excess of allowable threshold of APOR 3.46% + 1.5%, or 4.96000%. Compliant Higher Priced Loan.							2	07/XX/2016	NV	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200964283	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 7/25/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/25/2016)	Disclosure reflects Closing Date of 7/25/2016, but transaction consummation (mortgage notary) date was 7/26/2016.		Reviewer Comment (2016-10-12): Data was corrected on subsequent CDs.		10/12/2016		1	07/XX/2016	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200964283	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 7/25/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/07/25/2016)			Reviewer Comment (2016-10-12): Subsequent CDs reflect $869.53 seller paid fees.		10/12/2016		2	07/XX/2016	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200964283	Compliance	Compliance	Federal Compliance	TRID non-compliant: Closing Disclosure Contact Information is incomplete.		Missing Lender's Contact name, Contact NMLS ID and phone number.		Reviewer Comment (2016-11-09): Seller provided a copy of the LOE to the borrower explaining the error which was corrected on the 8/8/16 CD. Exception successfully cured. Reviewer Comment (2016-10-17): Seller comment indicates PC CD was corrected, however there is no evidence in file that CD and LOE explaining changes were provided to the borrower. The corrected CD alone is not sufficient. Exception remains. Seller Comment (2016-10-17): Disagree. Post Consummation CD in file dated 08/08/2016 with complete Lender Contact information.		11/09/2016		2	07/XX/2016	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200964284	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.00720% or Final Disclosure APR of 6.05700% is in excess of allowable threshold of APOR 3.49% + 1.5%, or 4.99000%. Compliant Higher Priced Loan.							2	08/XX/2016	NV	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200964284	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 8/2/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/02/2016)	CD shows closing date of 8/2/2016, notary date is 8/3/16.						2	08/XX/2016	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
200964285	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.28940% or Final Disclosure APR of 6.33300% is in excess of allowable threshold of APOR 3.48% + 2.5%, or 5.98000%. Compliant Higher Priced Loan.							2	09/XX/2016	OR	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200964285	Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	Multiple LEs and initial CD were issued to borrowers electronically.						2	09/XX/2016	OR	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200964285	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 9/2/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/09/02/2016)	Imaged file does not contain a complete seller CD or any other alternate source document which would identify the fees incurred by the seller for testing purposes.		Reviewer Comment (2016-11-02): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B. Reviewer Comment (2016-11-02): Seller provided the Seller CD to be used as an alternate source doc for testing. In review and exception will be updated upon completion. Reviewer Comment (2016-10-12): Imaged file does not contain a complete seller CD or any other alternate source document which would identify the fees incurred by the seller for testing purposes.				2	09/XX/2016	OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200964285	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 9/2/2016 did not disclose number of months for Property Tax under Prepaids. (Final/09/02/2016)							2	09/XX/2016	OR	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200964285	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $975.00 exceeds tolerance of $625.00. (7506)	Fee disclosed as $625 on LE dated 7/18/2016, but disclosed as $975 on Final CD.		Reviewer Comment (2016-10-11): Final CD reflects Tolerance Cure Credit of $706.77 issued to borrowers, which remedied all 0% tolerance violations.		10/11/2016		2	09/XX/2016	OR	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200964285	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $396.77 exceeds tolerance of $40.00. (7520)	Fee disclosed as $40 on LE dated 7/18/2016, but disclosed as $396.77 on Final CD.		Reviewer Comment (2016-10-11): Final CD reflects Tolerance Cure Credit of $706.77 issued to borrowers, which remedied all 0% tolerance violations.		10/11/2016		2	09/XX/2016	OR	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200964286	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/20/2016)							2	08/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
200964286	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Missing	RESPA (2010): Initial escrow account statement was not provided to the borrower.							2	08/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
200964286	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 8/17/2016 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/17/2016)	CD data field is blank, calculates to be $489.70. Cure for 10% tolerance violation due to seller paid settlement fees was not provided.		Reviewer Comment (2016-10-17): Per seller's response, reviewed purchase contract and verified that settlement fee was a seller fee and never imposed on borrower. This excludes from testing and clears the exception. Seller Comment (2016-10-17): Disagree. Seller's portion of Settlement Fee should not be included in tolerance testing. Borrower's portion of $657.50 was included.	10/17/2016			1	08/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
200964286	Compliance	Compliance	Federal Compliance	TRID - Ten Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,386.00 exceeds tolerance of $2,633.00 plus 10% or $2,896.30 (0)	$489.70 violation. It appears Lender did not include $657 Seller paid settlement fee in tolerance testing.		Reviewer Comment (2016-10-17): Per seller's response, reviewed purchase contract and verified that settlement fee was a seller fee and never imposed on borrower. This excludes from testing and clears the exception. Seller Comment (2016-10-17): Disagree. Seller's portion of Settlement Fee should not be included in tolerance testing. Borrower's portion of $657.50 was included.	10/17/2016			1	08/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
200964286	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.	Cure for $489.70 / 10% tolerance violation due to seller paid settlement fees was not provided.		Reviewer Comment (2016-10-17): Per seller's response, reviewed purchase contract and verified that settlement fee was a seller fee and never imposed on borrower. This excludes from testing and clears the exception. Seller Comment (2016-10-17): Disagree. Seller's portion of Settlement Fee should not be included in tolerance testing. Borrower's portion of $657.50 was included.	10/17/2016			1	08/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
200964286	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.	Disclosed APR 5.057%; Last Rate Date Set 7/21/16; Fixed Rate; APOR 3.46% + Cushion 1.5% = Threshold 4.96%. 5.057% > 4.96% = HPQM		Reviewer Comment (2016-10-19): Per seller response, their system has been updated to reflect Higher Priced QM in alignment with TPR designation. Exception cured. Seller Comment (2016-10-19): Agree that loan is a QM Rebuttable Presumption. Our system reflects this as QM Rebuttable Presumption. Updated tape will be provided. Reviewer Comment (2016-10-14): Disclosed APR 5.057%; Last Rate Date Set 7/21/16; Fixed Rate; APOR 3.46% + Cushion 1.5% = Threshold 4.96%. 5.057% > 4.96% = HPQM		10/19/2016		2	08/XX/2016	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
200964287	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.98130% or Final Disclosure APR of 4.98900% is in excess of allowable threshold of APOR 3.47% + 1.5%, or 4.97000%. Compliant Higher Priced Loan.							2	08/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200964287	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Missing	RESPA (2010): Initial escrow account statement was not provided to the borrower.							2	08/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200964287	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 4.98130% or Final Disclosure APR of 4.98900% is in excess of allowable threshold of APOR 3.47% + 1.5%, or 4.97000%. Compliant Higher Priced Loan.							2	08/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200964287	Compliance	Compliance	Federal Compliance	TRID - Fee Tolerance without Cure	TILA-RESPA Integrated Disclosure: Tolerance violation without evidence of sufficient cure provided.			Reviewer Comment (2016-10-10): cured on final CD		10/10/2016		2	08/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200964287	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $660.00 exceeds tolerance of $560.00. (7506)			Reviewer Comment (2016-10-10): Cured on final CD		10/10/2016		2	08/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200964287	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $325.00 exceeds tolerance of $.00. (75215)			Reviewer Comment (2016-10-10): Cured on closing CD		10/10/2016		2	08/XX/2016	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
200964289	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Missing	RESPA (2010): Initial escrow account statement was not provided to the borrower.							2	08/XX/2016	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200964289	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/21/2016)							2	08/XX/2016	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200964289	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 8/9/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/09/2016)			Reviewer Comment (2016-10-12): Cured on 8/29/16 PC CD.		10/12/2016		1	08/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200964289	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 8/9/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/79297)			Reviewer Comment (2016-10-12): Cured on 8/29/16 PC CD.		10/12/2016		2	08/XX/2016	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200964289	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 8/9/2016 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/79297)			Reviewer Comment (2016-10-12): Cured on 8/29/16 PC CD.		10/12/2016		2	08/XX/2016	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200964289	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 8/9/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/08/09/2016)	Imaged file does not contain a complete seller CD or any other alternate source document which would identify the fees incurred by the seller for testing purposes.		Reviewer Comment (2016-11-17): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B. Reviewer Comment (2016-10-12): Imaged file does not contain a complete seller CD or any other alternate source document which would identify the fees incurred by the seller for testing purposes.				2	08/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200964289	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 8/9/2016 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/08/09/2016)			Reviewer Comment (2016-10-12): Cured on 8/29/16 PC CD.		10/12/2016		2	08/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200964289	Credit	Credit	Misc	Credit Exception:		Lease for $1178 on credit report was excluded, LOE from borrower stated last payment was due 8/15/16 which was prior to closing, missing evidence final payment was made. Leased vehicle was replaced with another leased vehicle 3 months prior.
Reviewer Comment (2016-10-24): Re-evaluated income calculations in detail with seller's response taken into consideration for qualification purposes with both lease payments included. Audited income figures are as follows:
Base $3,466.80, Commission 1 year plus YTD $27,824.66, Bonus 1 year plus YTD $4,987.45, RSU 1 year plus YTD $4,764.10. less unreimbursed expenses $351.33, total $40,691.68
Commission:
YTD 5/31/16 $144,197.85
2015             $328,821.36
2014      $365,685.34
Bonus:
YTD 5/31/16 $5,531.17
2015            $79,255.55
2014            $79,143.08
RSU:
YTD 5/31/16 $4,437.97
2015   $76,551.80
2014   $79,143.08
This results in an audited DTI of 41.78% with the inclusion of both lease payments, meeting Appendix Q requirements as well as guidelines. Exception cleared.

Seller Comment (2016-10-24): Base $3,467.00, Commission $28,548.41, Bonus $6,599.94, RSU $6,379.32. less unreimbursed expenses $351.33, total $44,643.34
 Commission:
YTD              $199,324.14
2015             $328,821.36
Total             $528,145.50/18.50 = $28,548.41
Bonus:
2015            $79,255.55
2014            $79,143.08
Total            $158,398.63/24 = $6,599.94
Unreimbursed expenses:
2015   $2,490.00
2014   $5,942.00
total    $8,432.0/24 = $351.33
Restricted Stock Income:  Income is documented received for two years and current ytd paystub reflects continuance and income verified with the W2 statements.  The yearend paystubs for 2014 and 2015 reflect RSU income; ytd paystub reflects RSU, and verified total income from the W2 statements.   There is a slight decline in income from 2014 to 2015, only used 2015 of $6,379.32

Reviewer Comment (2016-10-17): Seller response and screen shot indicate the $1178 lease payment can be included and still qualify.  Although the screen shot shows the lease payment included, it also shows significantly higher income than origination file.  Please provided income calculation used to support $44,643 income used on screen shot.  Lender's income on final 1003 and approvals was $38,264 and AMC calculated income was $38,057.33.  Unable to clear exception.

Seller Comment (2016-10-17): Borrower qualifies with both lease payments, total other debt = $4,469.00 resulting in 38% DTI.  See attached screen shot.
									10/24/2016			1	08/XX/2016	CA	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
200964290	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.52230% or Final Disclosure APR of 6.56100% is in excess of allowable threshold of APOR 3.49% + 2.5%, or 5.99000%. Compliant Higher Priced Loan.							2	08/XX/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200964290	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 6.52230% or Final Disclosure APR of 6.56100% is in excess of allowable threshold of APOR 3.49% + 2.5%, or 5.99000%. Compliant Higher Priced Loan.							2	08/XX/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200964290	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 8/9/2016 did not disclose number of months for homeowner's insurance under Prepaids. (Final/08/09/2016)							2	08/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200964291	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/31/2016)							2	08/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
200964291	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/08/02/2016)							2	08/XX/2016	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
200964291	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.	Disclosed APR 6.011%; Last Rate Date Set 8/2/16; Fixed Rate; APOR 3.52% + Cushion 1.5% = Threshold 5.02%. 6.011% > 5.02% - HPQM		Reviewer Comment (2016-10-19): Per seller response, their system has been updated to reflect Higher Priced QM in alignment with TPR designation. Exception cured. Seller Comment (2016-10-19): Agree that loan is a QM Rebuttable Presumption. Our system reflects this as QM Rebuttable Presumption. Updated tape will be provided. Reviewer Comment (2016-10-14): Disclosed APR 6.011%; Last Rate Date Set 8/2/16; Fixed Rate; APOR 3.52% + Cushion 1.5% = Threshold 5.02%. 6.011% > 5.02% - HPQM		10/19/2016		2	08/XX/2016	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
200964292	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/21/2016)	There is no evidence in the loan documents that the applicants were provided a copy of the appraisal.						2	08/XX/2016	OR	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200964292	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Missing	RESPA (2010): Initial escrow account statement was not provided to the borrower.	The initial escrow account disclosure has not been provided in the loan documents.						2	08/XX/2016	OR	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200964292	Compliance	Compliance	Miscellaneous Compliance	Other Compliance Exception (Manual Add)		TRID non-compliant. Seller paid fees on Sellers Closing Disclosure are not consistent with those reflected on the Borrowers Final Closing Disclosure. Seller paid "Title - settlement fee" ($852.50), "Oregon Withholding" ($28,200), and "Title - Government Service Fee" ($20) reflected on the Sellers CD, however was not reflected on the Borrowers final CD.		Reviewer Comment (2016-10-12): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B. Reviewer Comment (2016-10-12): Escalated to compliance for second review				2	08/XX/2016	OR	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200964293	Compliance	Compliance	Federal Compliance	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.							2	08/XX/2016	FL	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
200964294	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.92540% or Final Disclosure APR of 7.97600% is in excess of allowable threshold of APOR 3.52% + 1.5%, or 5.02000%. Compliant Higher Priced Loan.							2	09/XX/2016	FL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
200964294	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.	Disclosed APR 7.976%; Last Rate Date Set 8/1/16; Fixed Rate; APOR 3.52% + Cushion 1.5% = Threshold 5.02%. 7.976% > 5.02% = HPQM		Reviewer Comment (2016-10-19): Per seller response, their system has been updated to reflect Higher Priced QM in alignment with TPR designation. Exception cured. Seller Comment (2016-10-19): Agree that loan is a QM Rebuttable Presumption. Our system reflects this as QM Rebuttable Presumption. Updated tape will be provided. Reviewer Comment (2016-10-14): Disclosed APR 7.976%; Last Rate Date Set 8/1/16; Fixed Rate; APOR 3.52% + Cushion 1.5% = Threshold 5.02%. 7.976% > 5.02% = HPQM		10/19/2016		2	09/XX/2016	FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
200964294	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 9/9/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/09/09/2016)	Imaged file does not contain a complete seller CD or any other alternate source document which would identify the fees incurred by the seller for testing purposes.		Reviewer Comment (2016-12-02): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B. Reviewer Comment (2016-10-12): Imaged file does not contain a complete seller CD or any other alternate source document which would identify the fees incurred by the seller for testing purposes.				2	09/XX/2016	FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
200964296	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/12/2016)							2	08/XX/2016	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
200964296	Credit	Assets	Asset Documentation	Assets Error: Usability was not provided		The borrwers' bank statements reflect two large deposits that are not sourced: $115,577.31 on 07/27 and $9,295 on 07/05.
Reviewer Comment (2016-10-17): Seller response explained larger deposit, excluding smaller deposit still provided sufficient reserves, clearing the exception.

Seller Comment (2016-10-17): The $115,557.31 deposited to account #XXX on 7/27 was a wire from the close of the borrower's refinance of their primary residence, please see copy of HUD Final Closing Statement attached.  The $9,295.00 could be removed from assets an there will be sufficient funds to cover the reserve requirement:
Verified Assets = $215797.53 - $9295.00 = $206502.53
Less Estimated Cash to Close = $198.63
Available Assets Post Closing = $206303.90
Borrower needs 9 MONTHS PITIA FOR SUBJECT: 9 X $4724.76 = $42522.84
Plus $44876.46 for all financed rental properties
Total Minimum Reserves Required: $87399.3
									10/17/2016			1	08/XX/2016	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	N/A	N/A	No
200964297	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Missing	RESPA (2010): Initial escrow account statement was not provided to the borrower.							2	08/XX/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
200964298	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.44340% or Final Disclosure APR of 8.45300% is in excess of allowable threshold of APOR 3.49% + 2.5%, or 5.99000%. Compliant Higher Priced Loan.							2	08/XX/2016	OR	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200964298	Compliance	Compliance	Federal Compliance	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.							2	08/XX/2016	OR	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
200964298	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Timing	Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.							2	08/XX/2016	OR	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
200964299	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.79570% or Final Disclosure APR of 7.86700% is in excess of allowable threshold of APOR 3.48% + 2.5%, or 5.98000%. Compliant Higher Priced Loan.							2	08/XX/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200964299	Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Missing	RESPA (2010): Initial escrow account statement was not provided to the borrower.							2	08/XX/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200964299	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 7.79570% or Final Disclosure APR of 7.86700% is in excess of allowable threshold of APOR 3.48% + 2.5%, or 5.98000%. Compliant Higher Priced Loan.							2	08/XX/2016	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
200964299	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 8/30/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/30/2016)	Final CD shows Closing Date of 8/30/2016, however actual consummation date (per Security Instrument Signature/Notary date and Final CD Signature date) is 8/31/2016.						2	08/XX/2016	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
200964300	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Missing Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure 8/18/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/08/18/2016)	Imaged file does not contain a complete seller CD or any other alternate source document which would identify the fees incurred by the seller for testing purposes.		Reviewer Comment (2016-11-02): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B. Reviewer Comment (2016-11-02): Seller provided the Seller CD to be used as an alternate source doc for testing. In review and exception will be updated upon completion. Reviewer Comment (2016-10-12): Imaged file does not contain a complete seller CD or any other alternate source document which would identify the fees incurred by the seller for testing purposes.				2	08/XX/2016	MD	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
200964300	Compliance	Compliance	Federal Compliance	TRID Service Provider - Compliant	TILA-RESPA Integrated Disclosure: Settlement Service Provider List did not provide at least one available provider for each settlement service borrower is entitled to shop for or inform borrower they may choose different provider from list.	SSPL List in file reflects multiple service providers, however the actual services associated with the providers were not reflected on the disclosure.						2	08/XX/2016	MD	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	No
200964300	Compliance	Compliance	Federal Compliance	TRID - Zero Percent Fee Tolerance	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $18,202.50 exceeds tolerance of $17,803.00. (8304)	Fee disclosed as $17,803 on LE dated 7/4/2016, but disclosed as $18,202.50 on Final CD.		Reviewer Comment (2016-10-11): $572 tolerance cure was provided on Final CD which is more than the required cure of $399.50.		10/11/2016		2	08/XX/2016	MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
200964300	Compliance	Compliance	Federal Compliance	Sole Proprietorship Income Documentation	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (Crawford,Steven Steve Crawford/Schedule C)	Please provide YTD Balance Sheet for Schedule C Self-Employment Income source "Steve Crawford".		Reviewer Comment (2016-10-17): Per seller response, they've updated their ATR/QM status to reflect Non QM based upon the defect that was identified. Exception cleared. Seller Comment (2016-10-17): Data tape error, should be Non-QM Reviewer Comment (2016-10-14): Seller comment indicates P&L statement was in file. AMC agrees, however the exception was for a missing balance sheet. Please provide Balance Sheet to clear exception. Seller Comment (2016-10-14): Profit and Loss located in file, see attached.	10/17/2016			1	08/XX/2016	MD	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	No
200964300	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.			Reviewer Comment (2016-10-17): Per seller response, they've updated their ATR/QM status to reflect Non QM based upon the defect that was identified. Exception cured. Seller Comment (2016-10-17): Data tape error, should be Non-QM Reviewer Comment (2016-10-17): Seller comment indicates P&L statement was in file. AMC agrees, however the exception was for a missing balance sheet. Please provide Balance Sheet to clear exception. Seller Comment (2016-10-14): Profit and Loss located in file, see attached.		10/17/2016		2	08/XX/2016	MD	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
200964302	Compliance	Compliance	Federal Compliance	TRID non-compliant: Closing Disclosure Contact Information is incomplete.		Final CD is missing Lender Contact name and Contact NMLS ID#.		Reviewer Comment (2016-11-17): Seller provided the following cure docs: Letter of Explanation, Proof of Delivery & Corrected Closing Disclosure. Exception cured.		11/17/2016		2	09/XX/2016	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200964302	Compliance	Compliance	Federal Compliance	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Final CD reflects all (8) Title Fees collected in Section B (Services Borrower Did Not Shop For). The fees are payable to Chicago Title, which is not a service provider reflected on the SSPL. As a result these fees should have been reflected in Section C (Services Borrower Did Shop For) on the CD.						2	09/XX/2016	TX	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200964302	Compliance	Compliance	Miscellaneous Compliance	Other Compliance Exception (Manual Add)
TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure.  The following Fees were reflected on the Seller's CD, however were not reflected on the Borrower's Final CD:  $10 Title - Courier Fee, $85 Title - Doc Prep, $3 Title - eRecording Fee, $400 Title - Escrow Fee, $80.11 Title - Tax Cert, $20 Recording Fee, $633 Home Warranty, $16,912.50 Listing Agent Commission, $33,825 Selling Agent Commission, and $3 Title - State of TX Policy Guaranty Fee.  A Post Close CD dated 9/12/2016 reflects all of these Seller Paid Fees, however there is not a Letter of Explanation or evidence that the CD was sent to the Borrower.
								Reviewer Comment (2016-10-12): Performed compliance review with Seller paid Fees from an alternative source document. Downgraded exception to EV2-B. Reviewer Comment (2016-10-12): Escalated to compliance for second review				2	09/XX/2016	TX	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
200972306	Compliance	Compliance	Federal Compliance	(Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold)	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.88641% or Final Disclosure APR of 5.91700% is in excess of allowable threshold of APOR 3.05% + 2.5%, or 5.55000%. Compliant Higher Priced Loan.							2	10/XX/2015	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200972306	Compliance	Compliance	State Compliance	California HPML Threshold Test	California Higher-Priced Loan: APR on subject loan of 5.88641% or Final Disclosure APR of 5.91700% is in excess of allowable threshold of APOR 3.05% + 2.5%, or 5.55000%. Compliant Higher Priced Loan.							2	10/XX/2015	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200972306	Compliance	Compliance	Federal Compliance	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan.	Final TIL reflects N/A for Taxes & Insurance Escrow, however the HUD indicates an escrow account was associated with the loan file.
Reviewer Comment (2016-12-12): Seller provided a signed, detailed LOE on letterhead explaining the 2 unique TILs in file. It states that there was a system error, requiring a partial re-draw of the documents and that the title agent erroneously had both TILs executed by the borrowers. Exception cleared.

Reviewer Comment (2016-12-02): Seller provided a TIL with the same print date (10/13/15) and same signature date (10/14/15) as the final TIL which was enclosed in the imaged file. The only difference is that the Payment Summary section of the newly provided TIL is fully completed to include escrows. In order to clear, a detailed LOE is required that explains why two TILs were prepared on the same day and executed by the borrowers on the same day that are significantly different than each other. As mentioned previously, all other documentary evidence in file shows that an escrow account was part of this transaction. Unable to determine why borrower was provided two competing TILs on the same day.

Seller Comment (2016-10-12): No further information is avaliable

Reviewer Comment (2016-10-12): Seller provided a copy of the initial impound disclosure and waiver dated 9/11/15 which shows N/A for an escrow waiver fee, seeming to indicate that an escrow account would be applicable; and a copy of the final impound and disclosure waiver dated 10/14/15 which shows an escrow account was required by the lender. Closing instructions show a doc date of 10/13/15 and a closing date of 10/XX/15. These closing instructions require impounds to be setup and were executed at closing by the borrower on 10/XX/15. The closing package also includes an initial escrow account disclosre that outlines the attributes of the escrow account signed by the borrowers on 10/14/15. Final TIL has a print date of 10/13/15 and a signature date of 10/14/15. This TIL shows no escrows. The final HUD also shows escrows. In addition, the initial TIL dated 9/11/15 and interim TIL dated 10/9/15 show escrows. All documentation indicates that an escrow account was present at closing and the final TIL was prepared improperly.

Seller Comment (2016-10-12): Applicants did not choose to create an impound account until after the Final TIL (10/13) was provided. See initial impound disclosure e-signed 9/11, and new disclosure signed 10/14.
									12/12/2016			1	10/XX/2015	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200972306	Compliance	Compliance	Federal Compliance	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.	Final TIL reflects N/A for Taxes & Insurance Escrow, however the HUD indicates an escrow account was associated with the loan file.
Reviewer Comment (2016-12-12): Seller provided a signed, detailed LOE on letterhead explaining the 2 unique TILs in file. It states that there was a system error, requiring a partial re-draw of the documents and that the title agent erroneously had both TILs executed by the borrowers. Exception cleared.

Reviewer Comment (2016-12-02): Seller provided a TIL with the same print date (10/13/15) and same signature date (10/14/15) as the final TIL which was enclosed in the imaged file. The only difference is that the Payment Summary section of the newly provided TIL is fully completed to include escrows. In order to clear, a detailed LOE is required that explains why two TILs were prepared on the same day and executed by the borrowers on the same day that are significantly different than each other. As mentioned previously, all other documentary evidence in file shows that an escrow account was part of this transaction. Unable to determine why borrower was provided two competing TILs on the same day.

Seller Comment (2016-10-12): No further information is avaliable

Reviewer Comment (2016-10-12): Seller provided a copy of the initial impound disclosure and waiver dated 9/11/15 which shows N/A for an escrow waiver fee, seeming to indicate that an escrow account would be applicable; and a copy of the final impound and disclosure waiver dated 10/14/15 which shows an escrow account was required by the lender. Closing instructions show a doc date of 10/13/15 and a closing date of 10/XX/15. These closing instructions require impounds to be setup and were executed at closing by the borrower on 10/XX/15. The closing package also includes an initial escrow account disclosre that outlines the attributes of the escrow account signed by the borrowers on 10/14/15. Final TIL has a print date of 10/13/15 and a signature date of 10/14/15. This TIL shows no escrows. The final HUD also shows escrows. In addition, the initial TIL dated 9/11/15 and interim TIL dated 10/9/15 show escrows. All documentation indicates that an escrow account was present at closing and the final TIL was prepared improperly.

Seller Comment (2016-10-12): Applicants did not choose to create an impound account until after the Final TIL (10/13) was provided. See initial impound disclosure e-signed 9/11, and new disclosure signed 10/14.
									12/12/2016			1	10/XX/2015	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200972306	Compliance	Compliance	Federal Compliance	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.	Final TIL reflects N/A for Taxes & Insurance Escrow, however the HUD indicates an escrow account was associated with the loan file.
Reviewer Comment (2016-12-12): Seller provided a signed, detailed LOE on letterhead explaining the 2 unique TILs in file. It states that there was a system error, requiring a partial re-draw of the documents and that the title agent erroneously had both TILs executed by the borrowers. Exception cleared.

Reviewer Comment (2016-12-02): Seller provided a TIL with the same print date (10/13/15) and same signature date (10/14/15) as the final TIL which was enclosed in the imaged file. The only difference is that the Payment Summary section of the newly provided TIL is fully completed to include escrows. In order to clear, a detailed LOE is required that explains why two TILs were prepared on the same day and executed by the borrowers on the same day that are significantly different than each other. As mentioned previously, all other documentary evidence in file shows that an escrow account was part of this transaction. Unable to determine why borrower was provided two competing TILs on the same day.

Seller Comment (2016-10-12): No further information is avaliable

Reviewer Comment (2016-10-12): Seller provided a copy of the initial impound disclosure and waiver dated 9/11/15 which shows N/A for an escrow waiver fee, seeming to indicate that an escrow account would be applicable; and a copy of the final impound and disclosure waiver dated 10/14/15 which shows an escrow account was required by the lender. Closing instructions show a doc date of 10/13/15 and a closing date of 10/XX/15. These closing instructions require impounds to be setup and were executed at closing by the borrower on 10/XX/15. The closing package also includes an initial escrow account disclosre that outlines the attributes of the escrow account signed by the borrowers on 10/14/15. Final TIL has a print date of 10/13/15 and a signature date of 10/14/15. This TIL shows no escrows. The final HUD also shows escrows. In addition, the initial TIL dated 9/11/15 and interim TIL dated 10/9/15 show escrows. All documentation indicates that an escrow account was present at closing and the final TIL was prepared improperly.

Seller Comment (2016-10-12): Applicants did not choose to create an impound account until after the Final TIL (10/13) was provided. See initial impound disclosure e-signed 9/11, and new disclosure signed 10/14.
									12/12/2016			1	10/XX/2015	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200972306	Compliance	Compliance	Federal Compliance	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.	Final TIL reflects N/A for Taxes & Insurance Escrow, however the HUD indicates an escrow account was associated with the loan file.
Reviewer Comment (2016-12-12): Seller provided a signed, detailed LOE on letterhead explaining the 2 unique TILs in file. It states that there was a system error, requiring a partial re-draw of the documents and that the title agent erroneously had both TILs executed by the borrowers. Exception cleared.

Reviewer Comment (2016-12-02): Seller provided a TIL with the same print date (10/13/15) and same signature date (10/14/15) as the final TIL which was enclosed in the imaged file. The only difference is that the Payment Summary section of the newly provided TIL is fully completed to include escrows. In order to clear, a detailed LOE is required that explains why two TILs were prepared on the same day and executed by the borrowers on the same day that are significantly different than each other. As mentioned previously, all other documentary evidence in file shows that an escrow account was part of this transaction. Unable to determine why borrower was provided two competing TILs on the same day.

Seller Comment (2016-10-12): No further information is avaliable

Reviewer Comment (2016-10-12): Seller provided a copy of the initial impound disclosure and waiver dated 9/11/15 which shows N/A for an escrow waiver fee, seeming to indicate that an escrow account would be applicable; and a copy of the final impound and disclosure waiver dated 10/14/15 which shows an escrow account was required by the lender. Closing instructions show a doc date of 10/13/15 and a closing date of 10/XX/15. These closing instructions require impounds to be setup and were executed at closing by the borrower on 10/XX/15. The closing package also includes an initial escrow account disclosre that outlines the attributes of the escrow account signed by the borrowers on 10/14/15. Final TIL has a print date of 10/13/15 and a signature date of 10/14/15. This TIL shows no escrows. The final HUD also shows escrows. In addition, the initial TIL dated 9/11/15 and interim TIL dated 10/9/15 show escrows. All documentation indicates that an escrow account was present at closing and the final TIL was prepared improperly.

Seller Comment (2016-10-12): Applicants did not choose to create an impound account until after the Final TIL (10/13) was provided. See initial impound disclosure e-signed 9/11, and new disclosure signed 10/14.
									12/12/2016			1	10/XX/2015	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200972306	Compliance	Compliance	Federal Compliance	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.	Final TIL reflects N/A for Taxes & Insurance Escrow, however the HUD indicates an escrow account was associated with the loan file.
Reviewer Comment (2016-12-12): Seller provided a signed, detailed LOE on letterhead explaining the 2 unique TILs in file. It states that there was a system error, requiring a partial re-draw of the documents and that the title agent erroneously had both TILs executed by the borrowers. Exception cleared.

Reviewer Comment (2016-12-02): Seller provided a TIL with the same print date (10/13/15) and same signature date (10/14/15) as the final TIL which was enclosed in the imaged file. The only difference is that the Payment Summary section of the newly provided TIL is fully completed to include escrows. In order to clear, a detailed LOE is required that explains why two TILs were prepared on the same day and executed by the borrowers on the same day that are significantly different than each other. As mentioned previously, all other documentary evidence in file shows that an escrow account was part of this transaction. Unable to determine why borrower was provided two competing TILs on the same day.

Seller Comment (2016-10-12): No further information is avaliable

Reviewer Comment (2016-10-12): Seller provided a copy of the initial impound disclosure and waiver dated 9/11/15 which shows N/A for an escrow waiver fee, seeming to indicate that an escrow account would be applicable; and a copy of the final impound and disclosure waiver dated 10/14/15 which shows an escrow account was required by the lender. Closing instructions show a doc date of 10/13/15 and a closing date of 10/XX/15. These closing instructions require impounds to be setup and were executed at closing by the borrower on 10/XX/15. The closing package also includes an initial escrow account disclosre that outlines the attributes of the escrow account signed by the borrowers on 10/14/15. Final TIL has a print date of 10/13/15 and a signature date of 10/14/15. This TIL shows no escrows. The final HUD also shows escrows. In addition, the initial TIL dated 9/11/15 and interim TIL dated 10/9/15 show escrows. All documentation indicates that an escrow account was present at closing and the final TIL was prepared improperly.

Seller Comment (2016-10-12): Applicants did not choose to create an impound account until after the Final TIL (10/13) was provided. See initial impound disclosure e-signed 9/11, and new disclosure signed 10/14.
									12/12/2016			1	10/XX/2015	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
200972306	Compliance	Compliance	Federal Compliance	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Final TIL reflects N/A for Taxes & Insurance Escrow, however the HUD indicates an escrow account was associated with the loan file.
Reviewer Comment (2016-12-12): Seller provided a signed, detailed LOE on letterhead explaining the 2 unique TILs in file. It states that there was a system error, requiring a partial re-draw of the documents and that the title agent erroneously had both TILs executed by the borrowers. Exception cleared.

Reviewer Comment (2016-12-02): Seller provided a TIL with the same print date (10/13/15) and same signature date (10/14/15) as the final TIL which was enclosed in the imaged file. The only difference is that the Payment Summary section of the newly provided TIL is fully completed to include escrows. In order to clear, a detailed LOE is required that explains why two TILs were prepared on the same day and executed by the borrowers on the same day that are significantly different than each other. As mentioned previously, all other documentary evidence in file shows that an escrow account was part of this transaction. Unable to determine why borrower was provided two competing TILs on the same day.

Seller Comment (2016-10-12): No further information is avaliable

Reviewer Comment (2016-10-12): Seller provided a copy of the initial impound disclosure and waiver dated 9/11/15 which shows N/A for an escrow waiver fee, seeming to indicate that an escrow account would be applicable; and a copy of the final impound and disclosure waiver dated 10/14/15 which shows an escrow account was required by the lender. Closing instructions show a doc date of 10/13/15 and a closing date of 10/XX/15. These closing instructions require impounds to be setup and were executed at closing by the borrower on 10/XX/15. The closing package also includes an initial escrow account disclosre that outlines the attributes of the escrow account signed by the borrowers on 10/14/15. Final TIL has a print date of 10/13/15 and a signature date of 10/14/15. This TIL shows no escrows. The final HUD also shows escrows. In addition, the initial TIL dated 9/11/15 and interim TIL dated 10/9/15 show escrows. All documentation indicates that an escrow account was present at closing and the final TIL was prepared improperly.

Seller Comment (2016-10-12): Applicants did not choose to create an impound account until after the Final TIL (10/13) was provided. See initial impound disclosure e-signed 9/11, and new disclosure signed 10/14.
									12/12/2016			1	10/XX/2015	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No